                                              ANNUAL REPORT  |  October 31, 2000

                                                                      The Strong

                                Cash Management
--------------------------------------------------------------------------------

                                                                           Funds


                                 [PHOTO HERE]


                  Strong Advantage Fund

        Strong Municipal Advantage Fund

             Strong Heritage Money Fund

            Strong Investors Money Fund

               Strong Money Market Fund

     Strong Municipal Money Market Fund



                                                              [LOGO HERE] STRONG

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO HERE]

153 Rate Increases Later...
When Will the Pendulum Swing?

During the last 18 months, the central bankers of the world's most powerful countries have had one overriding objective on their minds: to slow the economic growth of their countries. To accomplish this objective, they have raised interest rates around the globe a staggering total of 153 times.

Included in those 153 rate increases were 6 by the Federal Reserve Bank of the United States. The Fed governors' objective was the same as their counterparts' worldwide--to slow economic growth. And make no mistake...THEY WILL NOT FAIL! Economic management is a nebulous process of leads and lags. It often takes months or even years to get an accurate fix on the economy and gauge the reaction to each action. It is an inexact cross between art and science. In the last year and a half, the U.S. economy has contended with:

  . Higher interest rates

  . Oil selling upwards of $30 a barrel

  . A strong U.S. dollar that rendered American goods and services more expensive and less attractive to foreigners

  . The erosion of wealth caused by a nearly 40% correction in the Nasdaq

The end result of it all is less money circulating through our economy and a slowing of economic growth.

We have already begun to see signs of a weakening economy. Sales falling short of expectations, layoffs, disappointing corporate profits, and business failures all point to a slowdown. How much more weakening lies ahead is impossible to know. The combination of higher interest rates, expensive oil, the strong U.S. dollar, and further market corrections could deliver one heck of a wallop!

The lesson to be learned from all of this is that the world's financial markets and economies are inherently cyclical. There will always be good times and bad times, booms and busts. A solid investment program must be built to withstand the stress of expanding and contracting economic cycles.

At Strong, our research indicates that sometime soon, the central bankers of the world will begin to actively stimulate their respective economies by easing up on interest rates. The internal fabric of the U.S. economy remains the best it has been in several decades. We believe that the economy and the financial markets will once again begin to grow and prosper in late 2001 and 2002.

The financial markets have recently had a significant correction reminiscent of 1973-74. The stock market is usually an early indicator of economic strength or weakness and will begin to move long before earnings, job reports, and business activity catch up.

The important thing for investors to remember is not to react to whatever the most recent stimulus has been, but to have a well-thought-out plan to reach their objectives--and to stay the course with that plan. At Strong, we continue to believe, as we did back in 1975, that a balanced approach to investing can serve you and your family well. Our recommendation continues to be that investors should construct a balanced portfolio of money funds, bond mutual funds, and stock mutual funds.


                                             /s/ Dick

                                              ANNUAL REPORT  |  October 31, 2000

                                                                      The Strong

                                Cash Management
--------------------------------------------------------------------------------

                                                                           Funds

                               Table of Contents

Investment Reviews

   Strong Advantage Fund..................................................   2

   Strong Municipal Advantage Fund........................................   4

   Strong Heritage Money Fund.............................................   6

   Strong Investors Money Fund............................................   8

   Strong Money Market Fund...............................................  10

   Strong Municipal Money Market Fund.....................................  12

Bond Glossary.............................................................  14

Financial Information

   Schedules of Investments in Securities

       Strong Advantage Fund..............................................  15

       Strong Municipal Advantage Fund....................................  19

       Strong Heritage Money Fund.........................................  27

       Strong Investors Money Fund........................................  31

       Strong Money Market Fund...........................................  34

       Strong Municipal Money Market Fund.................................  38

   Statements of Assets and Liabilities...................................  49

   Statements of Operations...............................................  52

   Statements of Changes in Net Assets....................................  56

   Notes to Financial Statements..........................................  59

Financial Highlights......................................................  68

Report of Independent Accountants.........................................  74

Strong Advantage Fund

--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Advantage Fund seeks current income with a very low degree of share price fluctuation. The Fund invests primarily in very short-term, corporate, and mortgage- and asset-backed bonds and in higher- and medium-quality bonds. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality, though it may not invest in bonds rated below BB. The managers focus upon high-yield bonds rated BB with positive or improving credit fundamentals. To help limit changes in share price, the Fund's average maturity is usually one year or less. To a limited extent, the Fund may also invest in foreign securities and mortgage- and asset-backed securities.

--------------------------------------------------------------------------------


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT

                           From 11-25-88 to 10-31-00


              The Strong       Salomon Smith Barney     Lipper Ultra Short
            Advantage Fund   1-Year Treasury Index*   Obligation Funds Average*

Oct 88          $10,000              $10,000                  $10,000
Oct 89          $10,891              $10,901                  $10,863
Oct 90          $11,684              $11,840                  $11,730
Oct 91          $12,763              $12,874                  $12,654
Oct 92          $13,954              $13,637                  $13,300
Oct 93          $15,071              $14,171                  $13,883
Oct 94          $15,694              $14,577                  $14,292
Oct 95          $16,810              $15,617                  $15,219
Oct 96          $17,876              $16,559                  $16,122
Oct 97          $19,099              $17,578                  $17,065
Oct 98          $20,040              $18,705                  $18,015
Oct 99          $21,027              $19,481                  $18,837
Oct 00          $22,432              $20,609                  $19,973


This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index ("Salomon Smith Barney 1-Year Treasury Index") and the Lipper Ultra Short Obligation Funds Average. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize the time periods, the indexes' performances were prorated for the month of November 1988. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.

Q:   How did your fund perform?

A: The Fund's return for the period was generated primarily through the income advantage provided by holdings in corporate bonds and mortgage-backed securities. The Fund also experienced slight capital appreciation despite an overall rising interest rate environment, which normally drives bond prices own. This appreciation was due in part to the outperformance of floating-rate securities, whose interest is pegged to a particular benchmark and periodically adjusted, in the portfolio.

Q: What market conditions, market events, and other factors impacted your fund's performance?

A: The efforts of the Federal Reserve Board to slow down the economy continued in the first portion of the Fund's fiscal year, as the Fed raised rates further to bring the federal funds rate up to 6.50%. That reflects a total increase of 175 basis points since the Fed began its tightening campaign in the summer of 1999. The Fed has been on the sidelines in recent months, however, as signs of slowing in the rate of economic growth have appeared.

     Economic concerns also served to raise yields on corporate issues, as investors became less confident in prospects for corporate stability in a more challenging environment.

Q:   What investment strategies and techniques impacted your fund's performance?

A: With signs of economic slowing becoming more apparent, we believe it's prudent to hold higher-quality securities in the portfolio. They are better positioned to withstand an economic environment that is likely to be less robust going forward. In keeping with this philosophy, we have maintained the overall quality of the portfolio at A.

     An example of the higher-quality assets in which the Fund has been investing in the past months is floating-rate securities issued by the Student Loan Marketing Association ("Sallie Mae"). These are AAA-rated securities backed by a government-sponsored enterprise. In July, the Fund also purchased $10 million of Meridian Funding Company, LLC debt. This is also an AAA-rated floating-rate security and is guaranteed by MBIA, Inc., which insures its AAA rating.

Q:   What is your future outlook?

A: Although we believe that the Federal Reserve has completed its rate increases for the short term, we still see some need for caution and have therefore positioned the portfolio conservatively from a duration standpoint. The Fund's duration as of October 31 was 0.4 years. The Fund also continued to hold a substantial portion of floating-rate securities, reflecting our belief that, overall, the risks are still skewed in favor of higher short-term rates rather than lower short-term rates. That said, the most likely scenario we anticipate is rather benign.

     Thank you for investing in the Strong Advantage Fund. We appreciate the confidence you've placed in us.

     Jeffrey A. Koch                               Thomas Sontag
     Portfolio Co-Manager                          Portfolio Co-Manager

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                As of 10-31-00

                                INVESTOR CLASS
                                --------------

                              1-year              6.73%

                              5-year              5.94%

                             10-year              6.74%

                     Since Inception              7.01%
                          (11-25-88)

                               ADVISOR CLASS/1/
                               ----------------

                              1-year              6.28%

                              5-year              5.55%

                             10-year              6.36%

                     Since Inception              6.62%
                          (11-25-88)

                            INSTITUTIONAL CLASS/2/
                            ----------------------

                              1-year              7.05%

                              5-year              6.01%

                             10-year              6.78%

                     Since Inception              7.04%
                          (11-25-88)


                             PORTFOLIO STATISTICS

                                As of 10-31-00


                                INVESTOR CLASS
                                --------------

                     30-day annualized yield/3/   7.16%


                                 ADVISOR CLASS
                                 -------------

                     30-day annualized yield/3/   6.80%


                              INSTITUTIONAL CLASS
                              -------------------

                     30-day annualized yield/3/   7.63%

                       Average maturity/4/    0.6 years

                       Average quality rating/5/      A


--------------------------------------------------------------------------------

The Fund invests a portion of its assets in lower-quality securities that present a significant risk for loss of principal and interest. Securities of the Fund are generally valued at fair value through valuations obtained by a commercial pricing service. Please consider this before investing.

From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 8-31-99 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.
/2/ The performance of the Institutional Class shares prior to 8-31-99 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.
/3/ Yields are historical and do not represent future yields. Yields fluctuate. Yields are as of 10-31-00. The Advisor Class has temporarily absorbed expenses of 0.05%. Otherwise, the current yield would have been 6.75%, and returns would have been lower.
/4/ The Fund's average maturity includes the effect of futures and when- issued securities.
/5/ For purposes of this averaging rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.
* The Salomon Smith Barney 1-Year Treasury Benchmark-on-the-Run Index ("Salomon Smith Barney 1-Year Treasury Index") is an unmanaged index generally representative of the average yield on one-year Treasury bills. The Lipper Ultra Short Obligation Funds Average represents funds that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days. Source of the Salomon index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Municipal Advantage Fund

--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Municipal Advantage Fund seeks federally tax-exempt current income with a very low degree of share price fluctuation. The Fund invests primarily in very short-term municipal bonds and in higher- and medium-quality municipal bonds. To enhance its return potential, the Fund also invests a portion of its assets in bonds that have longer maturities or are of lower quality, though it may not invest in bonds rated below BB. The managers focus upon high-yield bonds rated BB with positive or improving credit fundamentals. To help limit changes in share price, the Fund's average maturity is usually one year or less. To a limited extent, the Fund may also invest in mortgage- and asset-backed securities.

-------------------------------------------------------------------------------

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT

                           From 11-30-95 to 10-31-00


          The Strong Municipal    Lehman Brothers Municipal   Lipper Short Municipal
             Advantage Fund          1 Year Bond Index*         Debt Funds Index*
Nov 95        $ 10,000                     $ 10,000               $ 10,000
Nov 96        $ 10,532                     $ 10,451               $ 10,400
Nov 97        $ 11,052                     $ 10,910               $ 10,855
Nov 98        $ 11,581                     $ 11,447               $ 11,376
Nov 99        $ 11,950                     $ 11,805               $ 11,650
Oct 00        $ 12,368                     $ 12,308               $ 12,099

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Lehman Brothers Municipal 1 Year Bond Index and the Lipper Short Municipal Debt Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. This graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures.

Q: How did your fund perform?

A: For the fiscal year as a whole, the Fund slightly trailed the Lehman Brothers
   Municipal 1 Year Bond Index.* As the period progressed, the Fund gradually gained momentum relative to the index, eventually surpassing the index's return during the final month of the period.

Q: What market conditions, market events, and other factors impacted your fund's performance?

A: Through the spring, the Federal Reserve continued to fight inflation by raising short-term interest rates. Over the summer and early fall, however, the Fed stayed on the sidelines, as indications of an economic slowdown began to take hold. Many investors speculated that the Federal Reserve had engineered another soft landing for the U.S. economy. By the end of the period, yields on issues with maturities from 2 to 30 years were 25 to 50 basis points lower than they were at the start of the calendar year.

Q: What investment strategies and techniques impacted your fund's performance?

A: We slightly reduced the Fund's duration during the period by selling callable bonds and some housing bonds. We reduced our exposure to the single-family housing sector, as we believe that prepayment rates may slow slightly. That would cause these bonds to perform poorly if interest rates start to move higher again. The proceeds of these sales are currently invested in daily and weekly issues, which add to the Fund's liquidity while we scour the market for attractive new issues.

   Incremental yield (relative to money market funds) does not come without taking incremental amounts of risk. Our team of managers, six research analysts, and two traders works to manage that risk with active credit research and an appropriate level of diversification.

Q: What is your future outlook?

A: We are entering a season in which new issuance would traditionally pick up, so our research efforts are focused on finding the most attractive issues coming to market. It is our intention to reduce the Fund's cash position as we identify appropriate new issues for the portfolio.

   The rate of economic growth is showing signs of leveling off at a lower rate than it has been experiencing in recent years, suggesting that the Fed will not need to raise rates again for the foreseeable future. That should provide a beneficial environment for this Fund and for fixed-income markets generally.

   We appreciate your confidence in the Strong Municipal Advantage Fund and look forward to helping you pursue your important financial goals.

   Lyle J. Fitterer                     Mary-Kay H. Bourbulas
   Portfolio Co-Manager                 Portfolio Co-Manager


--------------------------------------------------------------------------------


                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                As of 10-31-00

                                INVESTOR CLASS
                                --------------

                       1-year                         3.87%

                       3-year                         3.93%

              Since Inception                         4.42%
                   (11-30-95)

                               ADVISOR CLASS/1/
                               ----------------

                       1-year                         3.20%

                       3-year                         3.42%

              Since Inception                         3.93%
                   (11-30-95)

                            INSTITUTIONAL CLASS/2/
                            ----------------------

                       1-year                         3.95%

                       3-year                         3.96%

              Since Inception                         4.43%
                   (11-30-95)

                             PORTFOLIO STATISTICS

                                As of 10-31-00

                                INVESTOR CLASS
                                --------------

                       30-day
                       annualized yield/3/            4.91%

                             INSTITUTIONAL CLASS
                             -------------------

                       30-day
                       annualized yield/3/            5.21%

                       Average maturity/4/        0.9 years

                       Average quality ratingF/5/         A

The Fund invests a portion of its assets in lower-quality securities that present a significant risk for loss of principal and interest. Securities of the Fund are generally valued at fair value through valuations obtained by a commercial pricing service. Please consider this before investing.

--------------------------------------------------------------------------------

From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ The performance of the Advisor Class shares prior to 10-2-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.
/2/ The performance of the Institutional Class shares prior to 7-31-00 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.
/3/ Yields are historical and do not represent future yields. Yields fluctuate. Yields are as of 10-31-00.
/4/  The Fund's average effective maturity includes the effect of futures.
/5/ For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.
* The Lehman Brothers Municipal 1 Year Bond Index is an unmanaged index generally representative of one-year, tax-exempt bonds. The Lipper Short Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

Strong Heritage Money Fund

--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Heritage Money Fund seeks current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./1/ The Fund invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The Fund seeks to increase its yield by keeping its operating expenses very low; therefore, it requires investors to maintain balances of $25,000 or more.

--------------------------------------------------------------------------------


                         3-MONTH TREASURY BILL YIELDS

                                As of 10-31-00

                              Apr 99       4.54%
                              Jun 99       4.78%
                              Aug 99       4.97%
                              Oct 99       5.09%
                              Dec 99       5.33%
                              Feb 00       5.78%
                              Apr 00       5.83%
                              Jun 00       5.85%
                              Aug 00       6.31%
                              Oct 00       6.39%

Q: How did your fund perform?

A: Money market rates remained generally unchanged after the Fed took a hiatus in late spring from its interest rate hikes. We did take advantage of seasonal factors near the end of the period to add incremental yield from certain securities.

Q: What market conditions, market events, and other factors impacted your fund's performance?

A: The Federal Reserve completed its series of interest rate hikes (dating back to summer 1999) in the late spring. From that point on, money market rates were largely unchanged, as it became apparent to most participants in the market that the Fed would not resume activity--in either direction--for the foreseeable future.

   Seasonal factors benefited the Fund toward the end of the period, as securities maturing in the January to February 2001 range offered modest incremental yield. The difference in yields among money market securities of different credit qualities remained relatively narrow, as did the difference between the yields of asset-backed and industrial issuer commercial paper.

Q:  What investment strategies and techniques impacted your fund's performance?

A: Taking advantage of the attractive yields offered on issues maturing in January and February resulted in our extending the Fund's average maturity. We believed this was a reasonable step to take, given the extra return available and the unlikelihood of a rate hike from the Federal Reserve (which would have a negative impact on longer maturities).

    In the early part of the period, we reduced our allocation in asset-backed commercial paper--usually a staple of this portfolio--as these issues offered little excess yield. In subsequent months, however, asset-backed issues regained their attractiveness from a yield standpoint, and we restored them to a more typical weighting in the portfolio. We continued to emphasize high-quality issues, particularly given the apparent slowing of the economy, which could cut into the profits of corporate paper issuers.

Q:  What is your future outlook?

A: Economic conditions are not likely to give the Federal Reserve much reason to take action in the next few months. The rate of growth, while slowing somewhat, remains firm, and employment conditions are still tight. Inflation has moved modestly higher in recent months, driven largely by higher energy prices, but is not showing signs of troubling acceleration. These conditions keep the Fed relatively free from pressure to move rates in either direction.

    The money market is very attuned to subtle changes in this picture, however. Should inflationary pressures mount--or should the economy begin to falter more severely--we can expect the markets to respond in short order.

    Thank you for your investment in the Strong Heritage Money Fund.

    Jay N. Mueller
    Portfolio Manager

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                As of 10-31-00

                                INVESTOR CLASS
                                --------------

                             1-year             6.06%

                             3-year             5.49%

                             5-year             5.58%

                    Since Inception             5.62%
                          (6-29-95)

                               ADVISOR CLASS/2/
                               ----------------

                             1-year             6.05%

                             3-year             5.48%

                             5-year             5.58%

                    Since Inception             5.62%
                          (6-29-95)

                            Institutional Class/3/
                            ----------------------

                             1-year             6.20%

                             3-year             5.53%

                             5-year             5.61%

                    Since Inception             5.64%
                          (6-29-95)


                             PORTFOLIO STATISTICS

                                As of 10-31-00

                               INVESTOR CLASS/4/
                               -----------------

                         7-day current yield    6.30%

                         7-day effective yield  6.50%

                               ADVISOR CLASS/4/
                               ----------------

                         7-day current yield    6.21%

                         7-day effective yield  6.40%

                             INSTITUTIONAL CLASS/4/
                             ----------------------

                         7-day current yield    6.56%

                         7-day effective yield  6.77%

                        Average maturity      58 days

--------------------------------------------------------------------------------

    Performance is historical and does not represent future results. Investment returns vary. From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ An investment in the Fund is not insured or guaranteed by the Federal
    Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
/2/ The performance of the Advisor Class shares prior to 3-31-00 is based on the Fund's Investor Class shares' performance, restated for the higher expense ratio of the Advisor Class shares. Please consult a prospectus for information about all share classes.
/3/ The performance of the Institutional Class shares prior to 3-31-00 is based on the Fund's Investor Class shares' performance. Please consult a prospectus for information about all share classes.
/4/ Yields are annualized for the 7-day period ended 10-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate. The Investor Class has temporarily absorbed 0.18% in expenses for the Fund. Otherwise, the Fund's current yield would have been 6.12%, and its effective yield would have been 6.31%. The Advisor Class has temporarily absorbed 0.05% in expenses for the Fund. Otherwise, the Fund's current yield would have been 6.16%, and its effective yield would have been 6.35%. The Institutional Class has temporarily absorbed 0.02% in expenses for the Fund. Otherwise, the Fund's current yield would have been 6.54%, and its effective yield would have been 6.75%.

Strong Investors Money Fund

-------------------------------------------------------------------------------

Your Fund's Approach

The Strong Investors Money Fund seeks current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./1/ The Fund invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions. The Fund is specifically designed for investors who are just starting to build a diversified portfolio; therefore, shareholders in the Fund will receive an array of educational materials. The maximum investment in the Fund is $50,000.

-------------------------------------------------------------------------------

                         3-MONTH TREASURY BILL YIELDS

                                As of 10-31-00

                           Apr 99            4.54%
                           Jun 99            4.78%
                           Aug 99            4.97%
                           Oct 99            5.09%
                           Dec 99            5.33%
                           Feb 00            5.78%
                           Apr 00            5.83%
                           Jun 00            5.85%
                           Aug 00            6.31%
                           Oct 00            6.39%


Q:  How did your fund perform?

A: With the Federal Reserve appearing to halt further rate hikes in late spring for the time being, money market rates have remained relatively unchanged. However, the Fund especially benefited near the end of the period. At that time, seasonal factors within the market allowed us to take advantage of additional yields offered by securities maturing near the beginning of 2001.

Q: What market conditions, market events, and other factors impacted your fund's performance?

A: The Federal Reserve has remained quiet since late spring, after a series of interest rate hikes dating back to summer 1999. Money market rates since then have been largely unchanged, as it appeared to most observers that the Fed would remain on hold for the foreseeable future. Toward the end of the period, securities maturing in the January to February 2001 range offered modest additional levels of yield as a result of certain seasonal factors. The spread between the yields on money market securities of different credit qualities remained relatively narrow, as did the difference between the yields of asset-backed and industrial issuer commercial paper.

Q:  What investment strategies and techniques impacted your fund's performance?

A: To take advantage of the premium yields offered in January and February, we extended the average maturity of the portfolio. This opportunity was particularly compelling given that we believe there is no significant risk of a Fed rate hike in the near term. In the early part of the period, we found that asset-backed commercial paper offered little excess yield, so we reduced our allocation to this sector. Later in the period, however, asset-backed issues became more attractive, so we restored the Fund's allocation to a more typical level. While a soft landing in the economy is far from a recession, we are mindful that such a scenario could cut into the profitability of some corporate borrowers. We have, therefore, continued our emphasis on high-quality issues.

Q:  What is your future outlook?

A: It's our view that economic conditions are likely to keep the Federal Reserve on the sidelines over the next few months. Growth, while slowing from a heated pace, remains firm, and the labor market is still tight. Inflation has moved only modestly higher in recent months, despite the impact of higher energy prices. Simply put, there is no pressing need for the Fed to move rates in either direction.

    Should inflation pressures continue to mount, the yield curve for money market issues will probably become more steeply sloped (with longer-term securities offering higher yields than shorter-term securities) in anticipation of an eventual Fed rate hike. Conversely, should the rate of economic growth deteriorate rapidly--in other words, experience a hard landing--the money markets are likely to price in the possibility of rate cuts from the Fed.

    Thank you for your investment in the Strong Investors Money Fund. We appreciate the opportunity to help you work toward your important financial goals.

    Jay N. Mueller
    Portfolio Manager

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                As of 10-31-00

                                --------------

                             1-year             6.39%

                    Since Inception             5.82%
                          (1-31-98)

                               YIELD SUMMARY/2/

                                As of 10-31-00

                               -----------------

              7-day current yield               6.60%

              7-day effective yield             6.81%

              Average maturity                59 days

--------------------------------------------------------------------------------

    Performance is historical and does not represent future results. Investment returns vary. We have contractually agreed to waive our management fees and absorb expenses for the Investors Money Fund to keep total expenses until July 1, 2001 at no more that 0.35%. Without these waivers and/or absorptions, the yields and returns would have been lower.

/1/ An investment in the Fund is not insured or guaranteed by the Federal
    Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
/2/ Yields are annualized for the 7-day period ended 10-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate.

Strong Money Market Fund

--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Money Market Fund seeks current income, a stable share price, and daily liquidity. The fund is managed to provide attractive yields and a stable share price of $1.00./1/ The Fund invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions.

--------------------------------------------------------------------------------

                         3-MONTH TREASURY BILL YIELDS

                                As of 10-31-00

                           Apr 99            4.54%
                           Jun 99            4.78%
                           Aug 99            4.97%
                           Oct 99            5.09%
                           Dec 99            5.33%
                           Feb 00            5.78%
                           Apr 00            5.83%
                           Jun 00            5.85%
                           Aug 00            6.31%
                           Oct 00            6.39%

Q:  How did your fund perform?

A: With the Federal Reserve taking a break from interest rate hikes in late spring, money market rates have remained relatively flat. Near the end of the period, however, we capitalized on modest incremental yields on certain securities maturing in January and February 2001.

Q: What market conditions, market events, and other factors impacted your fund's performance?

A: After a series of interest rate hikes dating back to summer 1999, the Federal Reserve put itself on the sidelines starting in late spring. Money market rates were then largely unchanged, as market participants concluded that the Fed would remain on hold for the foreseeable future. Toward the end of the period, securities maturing in the January to February 2001 range offered modest incremental yields as a result of certain seasonal factors. The difference in yields among money market securities of different credit qualities remained relatively narrow, as did the difference between the yields of asset-backed and industrial issuer commercial paper.

Q:  What investment strategies and techniques impacted your fund's performance?

    We took advantage of the premium yields offered in January and February to extend the average maturity of the portfolio. We believed that there was no significant risk of a Fed rate hike in the near term; therefore, the extra return available from lengthening the portfolio was compelling. In the early part of the period, we reduced our allocation to asset-backed commercial paper, as these issues offered little excess yield. Asset-backed issues became more attractive in the later part of the period, however, and we returned to a more typical allocation to that sector. We continued our emphasis on high-quality issues, mindful that a soft landing economic scenario might constrain the profitability of certain corporate borrowers.

Q:   What is your future outlook?

A: Economic conditions are likely to keep monetary policy on hold over the next few months. Growth, while moderating, remains firm, and employment conditions are still tight. Inflation has moved modestly higher in recent months, driven largely by higher energy prices. Given these conditions, there is no pressing need for the Fed to move rates in either direction. If inflation pressures continue to mount, the money market yield curve will probably become more steeply sloped (with longer-term securities offering higher yields than shorter-term securities) in anticipation of an eventual Fed tightening. Conversely, a hard landing, or rapid deceleration of economic growth, would cause the money markets to price in some likelihood of Fed rate cuts.

     We thank you for your investment in the Strong Money Market Fund.

     Jay N. Mueller
     Portfolio Manager


--------------------------------------------------------------------------------

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                As of 10-31-00

                               ----------------

                       1-year                     5.80%

                       3-year                     5.24%

                       5-year                     5.29%

                      10-year                     4.97%

                       Since Inception            5.82%
                       (10-22-85)

                               YIELD SUMMARY/2/

                                As of 10-31-00

                               ----------------

                       7-day current yield        6.05%

                       7-day effective yield      6.24%

                      Average maturity          55 days

--------------------------------------------------------------------------------


Performance is historical and does not represent future results. Investment returns vary. From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ An investment in the Fund is not insured or guaranteed by the Federal
    Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
/2/ Yields are annualized for the 7-day period ended 10-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate. The Fund's advisor temporarily absorbed 0.10% in expenses for the Fund. Otherwise, the Fund's current yield would have been 5.95%, and its effective yield would have been 6.13%.

Strong Municipal Money Market Fund

--------------------------------------------------------------------------------

Your Fund's Approach

The Strong Municipal Money Market Fund seeks federally tax-exempt current income, a stable share price, and daily liquidity. The Fund is managed to provide attractive yields and a stable share price of $1.00./1/ The Fund invests in a portfolio of high-quality, short-term debt securities primarily issued by states and their political subdivisions.

--------------------------------------------------------------------------------


                           EQUIVALENT TAXABLE YIELDS

                                As of 10-31-00

                                                         Your tax-exempt
                                                         effective yield of
                                           Marginal      4.35% is equivalent
Joint return           Single return       tax rate      to a taxable yield of:
--------------------------------------------------------------------------------
$43,851-105,950        $26,251-63,550       28.0%              6.04%
--------------------------------------------------------------------------------
$105,951-161,450       $63,551-132,600      31.0%              6.30%
--------------------------------------------------------------------------------
$161,451-288,350       $132,601-288,350     36.0%              6.80%
--------------------------------------------------------------------------------
Over $288,350          Over $288,350        39.6%              7.20%
--------------------------------------------------------------------------------


The chart reflects 2000 marginal federal tax rates before limitations and phaseouts. Individuals with adjusted gross income in excess of $128,950 should consult their tax advisor to determine their actual 2000 marginal tax rate. The Fund's income may be subject to state and local taxes and, depending on your tax status, the Alternative Minimum Tax.


Q:   How did your fund perform?

A: We took advantage of several opportunities within the market to boost the Fund's returns during the year. Variable-rate demand notes, for instance, presented us with a significant opportunity in April, as yields on these securities approached levels unseen for a decade.

Q: What market conditions, market events, and other factors impacted your fund's performance?

A: We began this period with a very strong economy and rising interest rates. The Federal Reserve increased the federal funds rate a total of 125 basis points over the last 12 months. One-year municipal rates rose from 3.80% to 4.18% over the same period. During the April tax season, yields on variable-rate demand notes rose dramatically relative to taxable money-market equivalents, reaching yield levels not seen since late 1990.

Q:   What investment strategies and techniques impacted your fund's performance?

A: We positioned the Fund to take advantage of the spike in yield that usually accompanies April's tax season, when many investors redeem assets in order to pay their tax bills. Since that time, the Fund's average maturity has remained somewhat short, and variable-rate securities represent almost 80% of Fund assets. In an environment of rising interest rates, variable-rate securities recently offered the best relative value.

     With the supply of new municipal notes down and demand still strong, prices on fixed-rate securities eligible for municipal money funds were bid higher. This is another reason why variable-rate securities appeared to offer a superior value and why we heavily weighted these securities in the portfolio.

Q:   What is your future outlook?

A: Going forward, we expect the Federal Reserve to continue to be vigilant against inflation. If labor markets remain tight and consumer demand picks up again, the Fed will likely raise rates further, but we don't expect that to happen. It appears we will remain in a steady-as-you-go environment in coming months.

     Thank you for your confidence in the Strong Municipal Money Market Fund. We appreciate the opportunity to help you pursue your important financial goals.

     John C. Bonnell
     Portfolio Manager

--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS

                                As of 10-31-00

                                --------------


                      1-year                      4.12%

                      3-year                      3.65%

                      5-year                      3.64%

                      10-year                     3.66%

              Since Inception                     4.16%
                   (10-23-86)

                               YIELD SUMMARY/2/

                                As of 10-31-00

                                --------------

                         7-day current yield      4.26%

                         7-day effective yield    4.35%

                        Average maturity        35 days

--------------------------------------------------------------------------------


Performance is historical and does not represent future results. Investment returns vary. From time to time, the Fund's advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher yields and returns.

/1/ An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
/2/ Yields are annualized for the 7-day period ended 10-31-00. Effective yields reflect the compounding of income. Yields are historical and do not represent future results. Yields fluctuate.

Bond Glossary


Bond Quality Ratings -- There are services that analyze the financial condition of a bond's issuer and then assign it a rating. The best-known rating agencies are Standard and Poors (S&P) and Moody's. The highest-quality bonds are rated AAA (S&P) or Aaa (Moody's). The scale descends to AA, A, then BBB, and so on, down to D. Bonds with a rating of BBB or higher are considered "investment grade." Bonds rated BB and below are considered "junk bonds." Typically, the lower a bond's rating, the higher yield it must pay in order to compensate the bondholder for the added risk.

Maturity -- Like a loan, a bond must be paid off on a certain date. A bond's maturity is the time remaining until it is paid off. Bonds typically mature in a range from overnight to 30 years from now. Typically, bonds with longer maturities will have higher yields and larger price changes in reaction to interest rate changes. In rare situations, shorter-term bonds will have higher yields; this is known as an inverted yield curve (see definition on this page).

Duration -- Duration is similar to maturity, but also accounts for the semiannual interest payments made by most bonds. Duration is a useful tool for determining a bond's or a bond fund's sensitivity to interest rate changes. The higher the duration, the more a bond's price will fluctuate when interest rates change.

Treasury Spread -- The Treasury spread is the difference in yield between a Treasury bond (issued by the federal government) and a bond with an equal maturity but from another category, such as a corporate bond. This calculation is used to measure the prices of corporate bonds, mortgage-backed securities, and other non-government issues relative to Treasuries. Higher spreads occur in uncertain times, when investors buy Treasuries for their safety and sell other types of bonds.

Yield -- Yield is the income your investment is generating. It is calculated by taking the income paid by a bond in a given period of time (often 30 days), annualizing it, and stating it as a percentage of the money invested.

Yield Curve -- The yield curve is a graph that plots the yields of Treasury bonds against their maturities. Under normal circumstances, this line will slope upward, reflecting longer-maturity bonds having higher yields. In rare circumstances, such as in a time of deflation, the yield curve may slope downward, or "invert." The steepness of the yield curve shifts depending on economic trends and outlooks. Properly positioned, a bond investor can profit from these shifts.

SCHEDULES OF INVESTMENTS IN SECURITIES                          October 31, 2000
--------------------------------------------------------------------------------
                             STRONG ADVANTAGE FUND

                                                        Shares or
                                                        Principal       Value
                                                         Amount        (Note 2)
--------------------------------------------------------------------------------
Corporate Bonds 44.1%
Adelphia Communications Corporation
 Senior Notes, 9.75%, Due 2/15/02                      $12,650,000   $12,555,125
Advance Bank Australia Floating Rate
 Subordinated Notes, 7.4044%, Due 3/14/06 (c)           15,000,000    15,000,000
Allfirst Preferred Capital Trust Subordinated
 Floating Rate Capital Trust Enhanced
 Securities, 8.2981%, Due 7/15/29 (c)                   15,000,000    14,594,430
Allied Waste Industries, Inc. 8.9375%,
 Due 7/21/05 (b)                                        15,000,000    14,100,000
Bear Stearns Companies, Inc. Floating Rate
 Notes, 7.26%, Due 9/27/07 (c)                          20,000,000    19,924,340
Blackstone Hotel Acquisitions Company Debt
 Unit (Medium-Term Structured Enhanced
 Return Trusts 1998), Series R-38, 7.725%,
 Due 6/30/03 (Acquired 7/30/98;
 Cost $25,448,312) (b)                                  25,448,312    25,289,260
CMS Energy Corporation Notes,
 8.125%, Due 5/15/02                                    15,000,000    14,680,770
CMS Energy Corporation Senior Notes, 8.00%,
 Due 7/01/11 (Remarketing Date 7/01/01)                 20,000,000    19,789,680
CSC Holdings, Inc. Senior Subordinated Notes,
 9.875%, Due 5/15/06                                    12,840,000    13,096,800
Central Fidelity Capital Trust I Floating Rate
 Notes, Series A, 7.7981%, Due 4/15/27                   7,500,000     7,301,812
Citicorp Floating Rate Notes:
 Series W, 6.8125%, Due 11/27/35                        10,000,000     8,550,000
 Series X, 6.725%, Due 11/27/35                         10,000,000     8,500,000
Cliffs Drilling Company Senior Notes, Series B,
 10.25%, Due 5/15/03                                     1,550,000     1,592,625
Commonwealth Bank of Australia Subordinated
 Yankee Floating Rate Notes, Series B,
 7.305%, Due 6/01/10                                     7,000,000     7,003,605
DLJ Leveraged Loan Fund LLC/DLJ Leveraged
 Loan Corporation Senior Secured Floating
 Rate Notes, Series 1A, Class A2,
 7.64%, Due 3/15/05 (b) (c)                             7,000,0000     6,855,660
Dominion Resources, Inc. Floating Rate Notes,
 Series D, 7.31%, Due 9/16/12
 (Remarketing Date 9/01/02)                              4,250,000     4,261,237
ESAT Telecom Group PLC Senior Yankee Notes:
 Zero %, Due 2/01/07
 (Rate Reset Effective 2/01/02)                         79,420,000    77,024,613
 Series B, 11.875%, Due 12/01/08                         2,000,000     2,370,000
Entergy Gulf States, Inc. First Mortgage Floating
 Rate Bonds, 7.88%, Due 6/02/03 (b)                     20,000,000    20,003,320
First Maryland Capital I Variable Rate
 Subordinated Capital Income Securities,
 7.7981%, Due 1/15/27                                   19,500,000    19,112,847
GS Escrow Corporation Floating Rate Senior
 Notes, 7.7588%, Due 8/01/03                            62,300,000    60,462,711
HCA-The Healthcare Company Medium-Term
 Notes, Tranche 00012, 6.63%, Due 7/15/45               14,755,000    14,394,860
HSB Capital I Floating Rate Securities, Series A,
 7.7081%, Due 7/15/27                                    9,000,000     8,298,684
Halyard CBO I, Ltd./Halyard CBO Corporation
 Senior Secured Floating Rate Notes, Series 1A,
 Class A, 7.24%, Due 3/24/10 (b) (c)                    38,700,000    38,343,186
Huntington Capital I Variable Rate Capital
 Income Securities, 7.4575%, Due 2/01/27                11,500,000    10,649,747
International Paper Company Floating Rate
 Notes, 7.6025%, Due 7/08/02 (b) (c)                    24,000,000    24,064,176
Lilly Del Mar, Inc. Floating Rate Capital
 Securities, 7.9138%, Due 8/05/29 (b) (c)               55,000,000    54,504,725
Lyondell Chemical Company Guaranteed Term
 Loan, Tranche E, 10.515%, Due 6/30/06                  14,812,500    15,182,813

Mashantucket Western Pequot Tribe Special
 Revenue Bonds/Interest Rate Swap,
 6.91%, Due 9/01/12 (Acquired 9/16/97;
 Cost $30,000,000) (b) (c)                             $30,000,000   $28,809,600
Mercantile Capital Trust I Floating Rate
 Pass-Thru Securities, 7.5613%, Due 2/01/27             10,000,000     9,517,770
Meridian Funding Company Medium-Term
 Floating Rate Notes, 7.2913%, Due 7/26/10 (b)          10,000,000    10,007,590
MetroNet Communications Corporation
 Senior Yankee Notes:
 10.625%, Due 11/01/08                                     920,000     1,015,192
 12.00%, Due 8/15/07                                   107,390,000   119,575,221
NBD Bancorp, Inc. Subordinated Floating Rate
 Notes, 6.9375%, Due 12/18/05 (c)                       24,530,000    24,408,012
NTC Capital Trust II Floating Rate Capital
 Securities, 7.3881%, Due 4/15/27                       12,305,000    11,630,883
NWA Trust Structured Enhanced Return Trusts
 1998, 9.67%, Due 4/15/11 (b)                            2,500,000     2,318,750
National Commerce Capital Trust Floating Rate
 Pass-Thru Securities, 7.795%, Due 4/01/27 (c)          10,000,000     9,554,360
Nextel Finance Company Term Loan:
 Tranche B, 10.19%, Due 6/30/08
 (Acquired 9/07/00; Cost $2,525,875) (b)                 2,500,000     2,512,500
 Tranche C, 10.44%, Due 12/31/08
 (Aquired 9/07/00; Cost $2,525,875) (b)                  2,500,000     2,512,500
Nordbanken AB Subordinated Floating Rate
 Medium-Term Yankee Bonds,
 7.1544%, Due 3/29/49                                   18,000,000    17,820,000
Qwest Communications International, Inc. Senior
 Notes, Series B, 10.875%, Due 4/01/07 (c)              39,520,000    42,958,477
Raytheon Company Floating Rate Notes,
 7.31%, Due 3/01/02 (b)                                 10,000,000    10,002,040
Salomon Brothers, Inc. Medium-Term Floating
 Rate Notes/Interest Rate Swap, 5.80%,
 Due 9/30/03                                             4,400,000     4,387,020
Skandinaviska Enskilda Banken Subordinated
 Floating Rate Medium-Term Yankee Bonds,
 7.66%, Due 3/29/49                                      4,000,000     3,975,000
Skandinaviska Enskilda Banken Subordinated
 Notes, 6.625%, Due 3/29/49 (Rate Reset
 Effective 3/12/01) (b)                                  6,035,000     6,006,159
Spintab AB Floating Rate Subordinated Yankee
 Notes, 7.28%, Due 12/29/49 (b) (c)                     50,000,000    49,754,850
Star Capital Trust I Floating Rate Securities,
 7.425%, Due 6/15/27                                     5,000,000     4,795,695
Stop & Shop Companies, Inc. Senior Subordinated
 Notes, 9.75%, Due 2/01/02 (c)                           5,000,000     5,097,230
SunTrust Capital III Floating Rate Notes,
 7.31%, Due 3/15/28                                     20,500,000    19,280,455
Swedbank Floating Rate Debt Unit (Medium-
 Term Structured Enhanced Return Trusts 1996):
 Series R-34, 7.7406%, Due 11/10/02 (b)                 25,000,000    24,125,000
 Series R-35, 7.54%, Due 11/10/02 (b)                   20,000,000    19,300,000
Tele-Communications, Inc. Senior Notes,
 9.65%, Due 10/01/03                                     8,154,000     8,403,472
Time Warner, Inc. Pass-Thru Asset Trust Securities,
 Series 1997-1, 6.10%, Due 12/30/01 (b) (c)             28,185,000    27,769,130
Triton Energy, Ltd./Triton Energy Corporation
 Senior Notes, 8.75%, Due 4/15/02                       38,771,000    40,283,069
Union Bank of Norway Floating Rate Subordinated
 Medium-Term Yankee Bonds:
 7.1113%, Due 4/24/08                                   20,000,000    19,750,000
 7.35%, Due 12/29/49 (Rate Reset
 Effective 7/09/03) (b)                                 29,000,000    28,681,870
Union Pacific Corporation Floating Rate Notes,
 7.365%, Due 7/01/02                                    10,000,000    10,010,480

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                      STRONG ADVANTAGE FUND  (continued)

                                                                                   Shares or
                                                                                   Principal             Value
                                                                                     Amount             (Note 2)
------------------------------------------------------------------------------------------------------------------
Waste Management, Inc. Senior Notes,
        6.50%, Due 12/15/02                                                     $     3,000,000    $     2,895,111
------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $1,118,129,989)                                                          1,104,664,462
------------------------------------------------------------------------------------------------------------------
Non-Agency Mortgage &
        Asset-Backed Securities 36.1%
AFC Mortgage Loan Trust Variable Rate
        Asset-Backed Certificates, Series 1994-1,
        Class 2A-1, 8.2795%, Due 6/25/25                                                 71,373             71,646
AMRESCO Residential Securities Corporation
        Mortgage Loan Trust Pass-Thru Certificates,
        Series 1996-4, Class A4, 7.25%, Due 10/25/23                                  3,517,009          3,502,871
Airplanes Trust 1998 Floating Rate Refinancing
        Pass-Thru Certificates, Series 1R, Class B,
        7.37%, Due 3/15/19                                                           33,992,210         33,519,888
Arran Master Trust Floating Rate Bond, Series
        2000-C Class A, 6.8113%, Due 9/15/07                                          3,750,000          3,750,000
Asset Backed Securities Corporation Bank One
        Variable Rate Mortgage-Backed Pass-Thru
        Certificates, Series 2000-2, Class 2A,
        7.4392%, Due 3/15/30                                                          7,834,429          8,094,757
BCF LLC Mortgage Pass-Thru Certificates, Series
        1997-R2, Class 3-A1, 7.00%, Due 12/25/35 (b)                                    572,969            570,405
Bay View Auto Trust Receivable-Backed Certificates,
        Series 2000-LJ1, Class A2, 7.54%, Due 4/25/03                                 8,662,367          8,696,453
Bear Stearns Commercial Mortgage Securities, Inc.
        Floating Rate Commercial Mortgage Pass-Thru
        Certificates:
        Series 1999-WYN1, Class B, 7.8675%,
        Due 7/03/09 (b)                                                              17,760,000         17,848,800
        Series 2000-LCON, Class C, 7.6675%,
        Due 7/03/05 (b)                                                              13,440,000         13,440,000
        Series 2000-LCON, Class D, 8.4675%,
        Due 7/03/05 (b)                                                               7,620,000          7,620,000
Bear Stearns Mortgage Securities, Inc. Mortgage
        Pass-Thru Certificates, Series 1998-1,
        Class 2-A-2, 6.35%, Due 3/25/28                                               9,638,165          9,565,831
Brant II Floating Rate Bonds, Series 2000-1,
        Class A3L, 7.375%, Due 11/30/12                                               5,000,000          4,990,650
CDC Securitization Corporation Floating Rate
        Pass-Thru Certificates, Series 1999-FL1,
        Class B, 7.30%, Due 12/14/02 (b)                                             15,972,000         16,015,025
COMM Floating Rate Commercial Mortgage
        Pass-Thru Certificates:
        Series 2000-FL1A, Class B, 7.09%,
        Due 10/16/02 (b)                                                              9,165,000          9,176,456
        Series 2000-FL2A, Class C, 7.2713%,
        Due 1/15/03 (b)                                                               6,425,000          6,425,000
CORE, Ltd. Interest Rate Swap, Series 1998-1X,
        Class B2, 5.8031%, Due 1/16/06 (Acquired
        7/27/98; Cost $14,044,000) (b)                                               14,044,000         14,064,550
CWMBS, Inc. Mortgage Pass-Thru Certificates:
        Series 1998-A5, Class A-1, 6.75%, Due 6/25/28                                 7,333,965          7,233,893
        Series 1998-A6, Class I-A-7, 6.75%, Due 7/25/28                              11,009,552         10,896,429
California Infrastructure & Economic
        Development Bank Special Purpose Trust
        Certificates - San Diego Gas & Electric
        Company, Series 1997-1, Class A3, 6.07%,
        Due 3/25/03                                                                   4,014,595          4,003,213
Centex Home Mortgage LLC Variable Rate
        Certificates, Series 1999-1, 8.52%,
        Due 9/20/04 (b)                                                              12,000,000         12,003,720
Chase Mortgage Finance Corporation Mortgage
        Pass-Thru Certificates, Series 1990-G,
        Class A-Z1, 9.50%, Due 12/25/21                                                 290,835            290,925
Chase Mortgage Finance Corporation Variable
        Rate Mortgage Pass-Thru Certificates:
        Series 1992-3, Class B7, 7.7716%, Due 10/28/23                          $     1,444,173    $     1,427,031
        Series 1992-3, Class B8, 7.7716%, Due 10/28/23                                  721,133            712,573
        Series 1993-3, Class B6, 7.3898%, Due 10/30/24
        (Acquired 5/20/99; Cost $592,798) (b)                                           591,320            584,112
        Series 1993-3, Class B7, 7.3898%, Due 10/30/24
        (Acquired 5/20/99; Cost $2,543,280) (b)                                       2,536,938          2,506,418
Citibank Credit Card Issuance Trust, Series
        2000-C2, Class C2, 7.31%, Due 10/15/07                                       31,500,000         31,455,585
Citicorp Mortgage Securities, Inc. Adjustable
        Rate Real Estate Mortgage Investment Conduit
        Pass-Thru Certificates, Series 1992-7,
        Class A-1, 8.058%, Due 3/25/22                                                2,334,391          2,389,138
Clydesdale CBO I, Ltd./Clydesdale CBO I, Inc.
        Senior Secured Floating Rate Bonds, Series 1A,
        Class A1, 7.5225%, Due 3/25/11 (b)                                            5,000,000          5,025,000
Coast-Plymouth Tax Lien Capital LLC Collateral
        Variable Rate Bonds, Series 1999-A, Class A,
        6.76%, Due 11/15/04 (b)                                                       9,053,797          9,019,845
Commercial Mortgage Acceptance Corporation
        Variable Rate Mortgage Pass-Thru Certificates,
        Series 1996-C2, Class A2, 6.7167%,
        Due 9/15/23 (b)                                                               2,120,821          2,111,924
ContiMortgage Home Equity Loan Trust
        Pass-Thru Certificates, Series 1997-4, Class A4,
        6.30%, Due 7/15/12                                                            6,708,935          6,687,030
ContiSecurities Residual Corporation
        ContiMortgage Net Interest Margin Notes,
        Series 1997-A, 7.23%, Due 7/16/28 (Acquired
        9/18/97; Cost $4,108,122) (b)                                                 4,108,122          1,437,843
CoreStates Home Equity Trust Home Equity
        Loan Certificates, Series 1993-1, Class B,
        7.50%, Due 8/15/07                                                            2,191,105          2,192,584
Credit Suisse First Boston Mortgage Securities
        Corporation IndyMac Manufactured Housing
        Pass-Thru Certificates, Series 1998-1, Class A-3,
        6.37%, Due 9/25/28                                                            9,339,383          9,263,126
DLJ Commercial Mortgage Corporation Floating
        Rate Commercial Mortgage Pass-Thru
        Certificates, Series 2000-STF1, Class A-3,
        7.3788%, Due 5/05/03 (b)                                                     16,000,000         15,984,960
DLJ Mortgage Acceptance Corporation Variable
        Rate Mortgage Pass-Thru Certificates:
        Series 1990-2, Class A, 7.6849%, Due 1/25/22                                  3,445,362          3,431,529
        Series 1991-3, Class A1, 7.5024%, Due 2/20/21                                   447,601            445,680
Delta Funding Home Equity Loan Trust Interest
        Only Asset-Backed Certificates:
        Series 1999-2, Class F, 6.00%, Due 6/15/02                                   13,927,250          1,009,726
        Series 2000-1, Class F, 6.40%, Due 3/15/03                                   54,500,000          4,206,855
        Series 2000-3, Class 3, 9.20%, Due 9/15/03                                   35,300,000          4,942,000
Duke Funding I, Ltd. Series 1A, Class A,
        7.125%, Due 11/10/30 (b) (f)                                                 16,000,000         15,939,200
EQCC Home Equity Loan Trust Variable Rate
        Asset-Backed Notes, Series 1993-4, Class A,
        5.725%, Due 12/15/08                                                          5,775,562          5,665,566
Empire Funding Home Loan Owner Trust
        Asset-Backed Notes, Series 1997-4, Class A-3,
        7.11%, Due 7/25/14                                                              711,789            708,801
Equipment Pass-Thru Investment Certificates Trust
        Floating Rate Senior Certificates, Series 1996-1:
        Class A, 7.3625%, Due 9/25/09 (Acquired
        6/14/96; Cost $4,550,000) (b)                                                 4,550,000          4,605,738
        Class B, 8.51%, Due 9/25/09 (Acquired 7/01/96;
        Cost $5,063,438) (b)                                                          5,063,438          5,124,857
        Class C, 11.935%, Due 9/25/09 (Acquired
        6/28/96; Cost $2,824,426) (b)                                                 2,782,686          2,787,555

--------------------------------------------------------------------------------
                      STRONG ADVANTAGE FUND (continued)

                                                                                   Shares or
                                                                                   Principal             Value
                                                                                     Amount             (Note 2)
------------------------------------------------------------------------------------------------------------------
The Equitable Life Assurance Society of the
        United States Collateralized Floating Rate
Notes, Series D-2, 7.6763%, Due 5/15/03 (b)                                     $    11,837,838    $    11,817,560
Financial Asset Securitization, Inc. Mortgage
        Participation Securities, Series 1997-NAMC 2,
        Class FXA-8, 10.00%, Due 7/25/27                                              1,125,926          1,137,765
Fleet Commercial Loan Master LLC Variable
        Rate Asset-Backed Notes, Series 2000-1,
        Class B2, 7.20%, Due 11/16/05 (b) (f)                                         5,000,000          5,000,000
Franchise Finance Corporation of America
        Floating Rate Notes, Series 1997-1:
        Class D2, 7.72%, Due 6/18/13 (b)                                              5,726,000          4,914,082
        Class E2, 7.97%, Due 1/18/14 (b)                                              2,290,000          1,862,778
GGP/Homart Floating Rate Commercial
        Mortgage-Backed Securities, Series 1999-C1,
        Class C, 7.43%, Due 6/10/03 (b)                                              10,000,000         10,033,159
GMAC Commercial Mortgage Security, Inc.
        Variable Rate Mortgage Pass-Thru Certificates,
        Series 2000-FL1, Class C, 7.4203%,
        Due 7/15/04 (b)                                                              12,045,000         12,048,734
GS Mortgage Securities Corporation II Variable Rate
        Commercial Mortgage Pass-Thru Certificates:
        Series 2000-CCT, Class C, 7.22%, Due 12/15/09 (b)                             5,360,000          5,356,677
        Series 2000-1, Class C1, 7.32%, Due 10/15/10                                  6,000,000          6,000,000
Glendale Federal Bank Variable Rate Mortgage
        Pass-Thru Certificates:
        Series 1990-1, Class A, 7.9471%, Due 10/25/29                                 1,533,660          1,528,718
        Series 1990-3, Class A-1, 7.9438%, Due 3/25/30                                1,105,417          1,098,381
Green Tree Financial Corporation Manufactured
        Senior Subordinated Pass-Thru Certificates,
        Series 1996-5, Class A-4, 7.15%, Due 7/15/27                                  1,579,391          1,580,063
Greenwich Capital Acceptance, Inc. Variable Rate
        Mortgage Pass-Thru Certificates, Series 1991-1,
        Class A, 7.5858%, Due 2/25/21 (b)                                             7,896,239          7,841,992
Greenwich Capital Trust I Pass-Thru Certificates,
        Class A, 7.5358%, Due 2/15/21 (b)                                             8,216,859          8,406,915
Home Savings of America Adjustable Rate
        Mortgage Pass-Thru Certificates, Series 14,
        Class A, 6.2437%, Due 5/25/27                                                 1,403,745          1,371,776
ICIFC Secured Assets Corporation Mortgage
        Pass-Thru Certificates, Series 1997-1,
        Class A-7, 7.75%, Due 3/25/28                                                 9,088,098          9,054,699
Impac Secured Assets Trust Mortgage Interest
        Only Mortgage Obligation, Series 2000-4,
        Class 4, 8.00%, Due 5/25/03 (f)                                              20,000,000          3,522,800
Juniper CBO, Ltd./Juniper CBO Corporation
        Floating Rate Notes, Series 2000-1, Class A-1L,
        7.1563%, Due 4/15/10 (b) (c)                                                  5,000,000          4,984,250
Kmart CMBS Financing, Inc. Floating Rate
        Commercial Mortgage Pass-Thru Certificates,
        Series 1997-1, Class D, 7.7188%,
        Due 3/01/07 (b) (c)                                                          33,000,000         32,902,485
Malan Mortgage Securities Trust Floating Rate
        Commercial Mortgage Pass-Thru Certificates,
        Series 1995-1, Class A2A, 7.42%, Due 8/15/05
        (Acquired 2/21/97; Cost $4,010,000) (b)                                       4,000,000          3,985,780
Mall of America Capital Company LLC Mortgage
        Pass-Thru Certificates, Series 2000-1,
        Class C, 7.42%, Due 3/12/05 (b)                                               6,000,000          6,001,860
Mellon Residential Funding Corporation Variable
        Rate Mortgage Pass-Thru Certificates,
        Series 1999-TBC3:
        Class B-1, 7.3348%, Due 10/20/29                                              1,543,000          1,542,043
        Class B-2, 7.3348%, Due 10/20/29                                                823,000            819,914
        Class B-3, 7.3348%, Due 10/20/29                                              1,029,000          1,019,996
Merrill Lynch Credit Corporation Mortgage Loan
        Asset-Backed Pass-Thru Floating Rate Certificates:
        Series 1996-C, Class B, 7.875%, Due 9/15/21 (b)                               3,937,874          3,443,199
        Series 1996-D, Class B, 7.875%, Due 5/15/25 (b)                               6,439,252          5,503,564
Merrill Lynch Credit Corporation Senior
        Subordinated Variable Rate Mortgage Pass-Thru
        Certificates, Series 1995-A, Class A-5, 8.2589%,
        Due 6/15/20                                                             $     6,160,711    $     6,186,101
Merrill Lynch Credit Corporation Subordinated
        Variable Rate Mortgage-Backed Certificates, Series
        1995-S1, Class A-1, 7.625%, Due 2/17/24 (b)                                   5,000,000          4,910,950
Merrill Lynch Mortgage Investors, Inc. Senior
        Subordinated Variable Rate Pass-Thru
        Certificates, Series 1994-A, Class M, 7.625%,
        Due 2/15/19                                                                  11,000,000         11,202,399
Merrill Lynch Mortgage Investors, Inc. Variable
        Rate Commercial Mortgage Pass-Thru
        Certificates:
        Series 1997-SD1, Class D, 7.3875%,
        Due 4/01/04 (b)                                                              15,500,000         15,485,430
        Series 1998-H1A, Class C, 7.1275%,
        Due 4/01/11 (b)                                                               2,000,000          1,977,180
The Money Store Home Equity Trust, Series
        1998-A, Class AF3, 6.13%, Due 9/15/16                                         2,733,289          2,725,021
Morgan Guaranty Trust Company Floating Rate
        Notes, 9.1457%, Due 7/27/05                                                  18,500,000         18,500,000
Morgan Stanley Capital I, Inc. Variable Rate
        Commercial Mortgage Pass-Thru Certificates,
        Series 1995-HF1, Class D, 8.22%, Due 2/15/05                                  3,500,000          3,502,957
Morgan Stanley Mortgage Trust Variable Rate
        Interest Only Collateralized Mortgage
        Obligation, Series 35, Class 35-2, 5767.50%,
        Due 4/20/21                                                                       1,262                  1
NPF XII, Inc. Health Care Receivables Floating
        Rate Bonds, Series 2000-1, Class A, 7.0975%,
        Due 3/01/03 (b) (c)                                                          15,000,000         14,962,500
Nomura Depositor Trust Floating Rate
        Commercial Mortgage Pass-Thru Certificates:
        Series 1998-ST1, Class A4, 7.52%, Due 1/15/03 (b)                            32,000,000         31,409,920
        Series 1998-ST1, Class A5, 7.87%, Due 1/15/03 (b)                             6,300,000          6,152,328
OUC Commercial Mortgage Securities, Inc.
        Subordinated Adjustable Rate Mortgage Securities,
        Series 1998-1, Class C, 7.4946%, Due 1/27/28 (b)                              8,387,015          8,287,461
Option One Mortgage Loan Trust Variable Rate
        Asset-Backed Certificates, Series 2000-1, Class S,
        3.50%, Due 4/25/30                                                           17,170,000            536,562
Option One Mortgage Securities Corporation Net
        Interest Margin Trust, Series 1999-2, 9.66%,
        Due 6/26/29 (b)                                                               8,509,377          8,339,189
Pennant CBO, Ltd./Pennant CBO Corporation
        Floating Rate Yankee Bonds, Series 1A, Class A,
        7.36%, Due 3/14/11 (b)                                                       16,000,000         16,042,720
People's Bank Credit Card Master Floating Rate
        Trust, Series 1998-1, Class A, 6.76%,
        Due 11/15/05 (c)                                                             20,000,000         20,046,900
Perpetual Savings Bank Variable Rate Mortgage
        Pass-Thru Certificates, Series 1991-1, Class B1,
        8.095%, Due 6/25/19 (Acquired 9/17/96;
        Cost $298,880) (b)                                                              295,783            296,892
Principal Residential Mortgage Capital Resources
        Floating Rate Bonds, Series 2000D0-1, Class B,
        8.27%, Due 6/20/05                                                            4,000,000          4,000,000
Provident CBO I, Ltd./Provident CBO I, Inc.
        Senior Secured Floating Rate Bonds, Series 1A,
        Class A1, 7.46%, Due 12/09/10 (b)                                             6,763,865          6,793,491
Prudential Home Mortgage Securities Company
        Mortgage Pass-Thru Certificates:
        Series 1992-46, Class A-6, 7.00%, Due 1/25/08                                 5,334,022          5,308,872
        Series 1993-63, Class A-14, 6.75%, Due 1/25/24                                4,639,503          4,587,430
Prudential Home Mortgage Securities Company
        Variable Rate Mortgage Pass-Thru Certificates,
        Series 1988-1, Class A, 7.9617%, Due 4/25/18                                    485,822            483,847

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                       STRONG ADVANTAGE FUND (continued)

                                                                                      Shares or
                                                                                      Principal          Value
                                                                                      Amount            (Note 2)
------------------------------------------------------------------------------------------------------------------
Repeat Offering Securitisation Entity Funding
        Number 2, Ltd. Floating Rate Asset-Backed
        Certificates:
        Series 2A, Class A5A, 7.3588%, Due 10/28/04 (b)                             $10,000,000    $     9,828,100
        Series 2A, Class A6, 8.7088%, Due 10/28/04 (b)                               15,000,000         14,718,750
Resecuritization Mortgage Trust Variable Rate
        Certificates, Series 1998-B, Class A, 6.8706%,
        Due 4/26/21 (b)                                                               4,661,352          4,633,663
Residential Accredit Loans, Inc. Mortgage
        Pass-Thru Certificates, Series 1997-QS2,
        Class A-7, 7.75%, Due 3/25/27                                                10,400,783         10,400,211
Residential Funding Mortgage Securities I, Inc.
        Mortgage Pass-Thru Certificates, Series
        1993-MZ1, Class A-2, 7.47%, Due 3/02/23                                       5,165,426          5,104,066
Residential Funding Mortgage Securities II, Inc.
        Variable Rate Interest Only Home Equity Loan
        Pass-Thru Certificates, Series 1996-HS2,
        Class A, 1.70%, Due 9/25/12                                                   4,929,496             47,767
Resolution Trust Corporation Mortgage Pass-Thru
        Securities, Inc. Commercial Certificates:
        Series 1994-C2, Class E, 8.00%, Due 4/25/25                                  11,398,378         11,323,942
        Series 1995-C1, Class C, 6.90%, Due 2/25/27                                  14,515,100         14,409,935
        Series 1995-C2, Class C, 7.00%, Due 5/25/27                                   1,679,878          1,671,104
        Series 1995-C2, Class E, 7.00%, Due 5/25/27 (f)                               2,458,970          2,424,467
Resolution Trust Corporation Mortgage Pass-Thru
        Securities, Inc. Variable Rate Certificates:
        Series 1993-1P, Class A2, 6.86%, Due 8/25/19 (b)                              2,787,836          2,767,791
        Series 1995-1, Class B-5, 7.9361%, Due 10/25/28                               9,649,705          9,630,841
        Series 1995-1, Class B-11, 8.225%, Due 10/25/28                                 319,503            319,830
        Series 1995-1, Class M-11, 7.425%, Due 10/25/28                               2,226,562          2,236,459
Ryland Mortgage Securities Corporation IV
        Variable Rate Collateralized Mortgage Bonds,
        Series 2, Class 3-A, 11.9694%, Due 6/25/23                                      258,259            260,719
Ryland Mortgage Securities Corporation Variable
        Rate Mortgage Participation Securities, Series
        1990-C1, Class A, 6.8319%, Due 10/25/20 (c)                                  26,136,527         25,868,181
SASCO Floating Rate Commercial Mortgage Trust
        Floating Rate Pass-Thru Certificates:
        Series 1998-C3A, Class A2, 7.20%, Due 6/25/15 (b)                             6,382,549          6,389,693
        Series 1998-C3A, Class G, 7.17%, Due 3/25/02 (b)                             18,510,037         18,372,313
        Series 2000-C2, Class E, 7.19%, Due 1/21/03 (b)                              18,719,013         18,724,815
Salomon Brothers Mortgage Securities VII, Inc.
        Floating Rate Asset-Backed Certificates, Series
        1997-NC4, Class M-2, 7.075%, Due 9/25/27                                      3,000,000          3,010,580
        Salomon Brothers Mortgage Securities VII Inc.
        Mortgage Pass-Thru Certificates, Series 1997-
        HUD1, Class A-2, 7.37%, Due 12/25/30                                          3,903,620          3,886,854
Salomon Brothers Mortgage Securities VII, Inc.
        Variable Rate Mortgage Pass-Thru Certificates,
        Series 1992-4,
        Class A2, 8.5704%, Due 9/25/22                                                  629,375            630,594
Saxon Asset Securities Trust Mortgage Interest
        Only Mortgage Obligation, Series 2000-3,
        Class A2, 7.40%, Due 4/25/03                                                 25,000,000          2,906,250
Sears Mortgage Securities Corporation Variable
        Rate Mortgage Pass-Thru Certificates:
        Series 1991-1, Class A-1, 6.18%, Due 7/25/21                                 10,870,574         10,655,683
        Series 1992-21, Class A-2, 8.2059%, Due 12/26/22                                408,495            406,728
South Street CBO, Ltd./South Street CBO
        Corporation Floating Rate Bonds, Series
        2000-1, Class A-3L, 7.3313%, Due 5/30/12 (b)                                  6,000,000          5,985,000
Southern Pacific Secured Assets Corporation
        Floating Rate Mortgage Pass-Thru Certificates,
        Series 1997-2, Class M-1A, 6.98%, Due 5/25/27                                 8,948,000          8,935,696
Structured Asset Securities Corporation Floating
        Rate Mortgage Pass-Thru Certificates, Series
        1998-2, Class A, 7.14%, Due 2/25/28                                           6,210,864          6,216,046
Structured Asset Securities Corporation Variable
        Rate Pass-Thru Certificates:
        Series 1994-C1, Class A-3, 7.30%, Due 8/25/26                               $   944,381    $       955,277
        Series 1995-C4, Class A-2, 7.17%, Due 6/25/26                                 1,176,685          1,176,817
Structured Mortgage Trust Commercial Mortgage-
        Backed Securities, Series 1997-2, Class A,
        7.9319%, Due 1/30/06 (Acquired 5/12/98;
        Cost $7,455,266) (b)                                                          7,539,409          7,084,708
Summit CBO I, Ltd./Summit CBO I Funding
        Corporation Second Priority Senior Secured
        Floating Rate Bonds, Series 1A, Class B,
        8.06%, Due 5/23/11 (b)                                                        9,580,000          9,243,167
Textron Financial Corporation Receivables Trust
        Asset-Backed Notes, Series 1998-A, Class A1,
        5.82%, Due 1/15/02 (b)                                                        1,130,996          1,130,787
USAA Auto Loan Guarantor Trust Pass-Thru
        Certificates, Series 1999-1, Class A, 6.10%,
        Due 2/15/06                                                                   3,111,950          3,091,364
Western Federal Savings & Loan Association
        Variable Rate Mortgage Pass-Thru Certificates,
        Series 1991-4, Class A, 7.995%, Due 7/25/21                                   2,342,866          2,341,168
------------------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed
        Securities (Cost $909,551,705)                                                                 902,751,895
------------------------------------------------------------------------------------------------------------------
United States Government &
        Agency Issues 8.2%
FHLMC Participation Certificates:
        5.00%, Due 5/01/06                                                           21,412,789         20,340,591
        7.00%, Due 7/15/06                                                            1,363,978          1,361,161
        8.50%, Due 7/01/21                                                            9,982,851         10,202,417
        9.00%, Due 1/01/05 thru 9/15/20                                              12,078,693         12,453,559
        9.50%, Due 12/01/22 (f)                                                      16,200,657         17,256,292
        10.00%, Due 3/15/20                                                           9,505,998          9,933,677
        10.50%, Due 5/01/20 thru 11/01/20                                             6,652,429          7,364,820
        11.00%, Due 11/01/15 thru 9/01/20                                             1,394,364          1,515,092
        11.75%, Due 5/01/11 thru 6/01/11                                                648,891            714,182
        12.00%, Due 9/01/11 thru 2/01/15                                                272,281            303,286
        12.25%, Due 7/01/15                                                             338,319            376,404
        12.50%, Due 2/01/15                                                             112,522            126,949
FNMA Guaranteed Real Estate Mortgage
        Investment Conduit Pass-Thru Certificates:
        8.75%, Due 9/25/20                                                            2,043,078          2,104,665
        9.00%, Due 10/01/04 thru 6/01/24                                             54,714,640         56,788,200
        9.50%, Due 12/01/09 thru 3/01/21                                              7,731,530          8,077,891
        9.75%, Due 3/25/20                                                            3,943,301          4,188,827
        10.00%, Due 12/01/09 thru 1/01/10                                             5,254,227          5,533,759
        10.50%, Due 8/01/19                                                           4,188,463          4,477,787
        13.50%, Due 9/01/14                                                              16,314             18,618
FNMA Guaranteed Real Estate Mortgage Investment
        Conduit Variable Rate Pass-Thru Certificates:
        8.01%, Due 5/01/27                                                            7,947,919          8,155,826
        8.077%, Due 12/01/17                                                          2,176,410          2,230,553
GNMA Guaranteed Pass-Thru Certificates:
        9.50%, Due 12/15/17                                                           2,959,214          3,111,042
        10.00%, Due 10/20/17                                                          4,069,785          4,266,621
        13.50%, Due 8/15/14 thru 11/15/14                                                66,000             75,173
        15.00%, Due 5/15/12 thru 9/15/12                                                 27,122             31,673
Student Loan Marketing Association Student Loan
        Trust Loan-Backed Floating Rate Notes:
        Series 1997-1, Class A1, 6.804%, Due 10/25/05                                 9,708,656          9,667,443
        Series 1997-2, Class A1, 6.884%, Due 10/25/05                                 3,137,330          3,119,620
        Series 1997-3, Class A1, 6.944%, Due 4/25/06                                  5,468,545          5,452,385
        Series 1998-1, Class A1, 7.054%, Due 1/25/07                                  6,712,279          6,717,481
------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues
        (Cost $203,396,936)                                                                            205,965,994
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STRONG ADVANTAGE FUND (continued)

                                                                                      Shares or
                                                                                      Principal          Value
                                                                                      Amount            (Note 2)
------------------------------------------------------------------------------------------------------------------
Preferred Stocks 1.7%
Parmalat Capital Finance 8.9225% Series B                                               200,000    $     4,500,000
TCI Communications Financing I Trust 8.72%                                            1,580,000         37,228,750
------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $46,662,122)                                                               41,728,750
------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 11.3%
Commercial Paper 0.1%
Interest Bearing, Due Upon Demand
Firstar Bank, N.A., 6.29%                                                       $       708,000            708,000
Sara Lee Corporation, 6.22%                                                             233,300            233,300
Wisconsin Electric Power Company, 6.22%                                                 138,000            138,000
                                                                                                     -------------
                                                                                                         1,079,300

Corporate Bonds 5.8%
Arrow Electronics, Inc. Floating Rate Notes,
        7.8025%, Due 10/05/01 (b)                                                    14,000,000         13,999,888
CMS Energy Corporation Notes, Series B,
        7.375%, Due 11/15/00 (c)                                                     20,065,000         20,054,526
Columbia Healthcare Corporation Notes,
        6.125%, Due 12/15/00                                                          2,700,000          2,691,635
Enron Corporation Floating Rate Notes,
        7.11%, Due 9/10/01 (b)                                                       40,000,000         40,013,400
ITT Corporation Notes, 6.25%, Due 11/15/00                                           29,425,000         29,408,787
MGM Grand, Inc. 7.87%, Due 4/06/01 (b)                                               10,000,000         10,000,000
Niagara Mohawk Power Corporation Senior
        Notes, Series C, 7.125%, Due 7/01/01                                          1,814,634          1,815,866
Restructured Asset Securities Enhanced Returns
        Floating Rate Notes, Series 1998-C-10-1,
        7.7875%, Due 6/18/01 (b)                                                      4,500,000          4,504,982
WMX Technologies, Inc. Notes, 7.125%,
        Due 6/15/01                                                                  10,000,000          9,929,170
Waste Management, Inc. Senior Notes, 6.125%,
        Due 7/15/01                                                                  13,305,000         13,049,531
                                                                                                     -------------
                                                                                                       145,467,785

Non-Agency Mortgage & Asset-Backed Securities 1.0%
DLJ Commercial Mortgage Corporation
        Pass-Thru Certificates, Series 1998-ST2A,
        Class A3, 7.6688%, Due 11/05/00 (b)                                          14,939,170         14,929,908
IMC Home Equity Loan Trust Pass-Thru
        Certificates, Series 1998-5, Class A-7IO,
        8.34%, Due 3/20/01                                                           35,000,000          1,006,250
Salomon Brothers Mortgage Securities VII, Inc.
        Floating Rate Commercial Mortgage Pass-Thru
        Certificates, Series 2000-FL1, Class B, 7.0688%,
        Due 5/05/01 (b)                                                              10,000,000         10,003,100
                                                                                                     -------------
                                                                                                        25,939,258

Repurchase Agreements 3.8%
Barclays Capital, Inc. (Dated 10/31/00), 6.53%,
        Due 11/01/00 (Repurchase proceeds
        $94,817,196); Collateralized by: United States
        Treasury Bonds (h)                                                           94,800,000         94,800,000

Taxable Municipal Bonds 0.6%
New York Dormitory Authority Revenue-
        Mount Sinai and NYU Hospitals Project,
        7.50%, Due 7/01/26 (Putable at $100 and
        Rate Reset Effective 11/08/00):

        Series C                                                                     10,000,000          9,999,200
        Series D                                                                      6,000,000          6,000,000
                                                                                                     -------------
                                                                                                        15,999,200

United States Government & Agency Issues 0.0%
United States Treasury Bills, Due 12/14/00
        thru 1/18/01 (c)                                                        $       795,000    $       785,341
------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $284,274,367)                                                       284,070,884
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $2,562,015,119) 101.4%                                         2,539,181,985
Other Assets and Liabilities, Net (1.4%)                                                               (35,221,558)
------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                  $ 2,503,960,427
==================================================================================================================

FUTURES

------------------------------------------------------------------------------------------------------------------
                                                                     Underlying
                                        Expiration                   Face Amount       Unrealized
                                           Date                       at Value        Depreciation
------------------------------------------------------------------------------------------------------------------
Sold:
   50 Five-Year U.S. Treasury Notes       12/00                  $   5,034,375           $    36,541
1,415 Two-Year U.S. Treasury Notes        12/00                    283,176,875             1,569,973

SWAPS

------------------------------------------------------------------------------------------------------------------
Open Swap contracts at October 31, 2000 consisted of the following:
------------------------------------------------------------------------------------------------------------------
                                          Notional        Interest         Interest                 Unrealized
        Issuer                             Amount           Sold            Bought                 Depreciation
------------------------------------------------------------------------------------------------------------------
CORE Limited                          $    14,044,000    3 Month Euro      3 Month USD            $          --
        (Expires 1/16/06)                               LIBOR + 80 bp     LIBOR + 78 bp

Columbia Healthcare                        20,000,000       2.00%              --                        14,000
        (Expires 6/21/02)*

Mashantucket Western                       30,000,000       6.91%          3 Month USD                       --
        Pequot Tribe                                                      LIBOR + 28 bp
        (Expires 9/01/12)

Salomon Brothers, Inc.                      4,400,000  10 Year Constant    3 Month USD                       --
        (Expires 9/30/03)                              Maturity Treasury  LIBOR + 30 bp
                                                            -140 bp

Tenet Healthcare                           20,000,000       1.45%              --                        20,000
        (Expires 1/30/02)*

* Credit Swaps

-----------------------------------------------------------------------------------------------------------------

                        STRONG MUNICIPAL ADVANTAGE FUND

                                                                                     Shares or
                                                                                     Principal          Value
                                                                                     Amount            (Note 2)
------------------------------------------------------------------------------------------------------------------
Municipal Bonds 25.1%
Alabama 1.6%
Washington County, Alabama Board of Education
        Municipal Project Lease and Option Agreement
        COP, 5.10%, Due 1/31/03                                                   $     926,695    $       912,794
West Jefferson, Alabama Amusement and Public
        Park Authority First Mortgage Revenue -
        VisionLand Alabama Project, 6.00%,
        Due 2/01/20 (Putable at $100 on 2/01/02)                                     32,045,000         24,354,200
                                                                                                      ------------
                                                                                                        25,266,994

Arizona 0.2%
Maricopa County, Arizona IDA Hospital
        Facility Revenue Refunding - Samaritan
        Health Services Project, 7.00%, Due 12/01/01                                  3,485,000          3,560,903

Arkansas 0.2%
Little Rock, Arkansas Collateralized IDR -
        Lexicon, Inc. Project, 6.48%, Due 7/01/06                                     2,655,000          2,678,231

Colorado 0.8%
Arapahoe County, Colorado SFMR -
        IDK Partners I Trust Pass-Thru Certificates,
        5.25%, Due 11/01/19                                                           1,379,044          1,379,955

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
            STRONG MUNICIPAL ADVANTAGE FUND (continued)



                                                                         Shares or
                                                                         Principal                           Value
                                                                          Amount                           (Note 2)
---------------------------------------------------------------------------------------------------------------------
Metropolitan Football Stadium District of
    Colorado Sales Tax Revenue, Zero %
    Due 1/01/03                                                        $12,500,000                      $11,296,875
                                                                                                        -----------
                                                                                                         12,676,830
Connecticut 0.0%
Connecticut HFA Housing Mortgage
    Finance Program, 7.30%, Due 11/15/03                                   135,000                          135,000

Florida 0.4%
Capital Projects Finance Authority Solid Waste
    Disposal Revenue Capital Projects Loan
    Program - Peerless Dade, Inc. Project, 7.50%,
    Due 11/01/18                                                         5,000,000                        3,650,000
Hillsborough County, Florida Utility Refunding
    Revenue, 7.00%, Due 8/01/14                                          2,800,000                        2,897,440
                                                                                                         ----------
                                                                                                          6,547,440
Georgia 0.7%
Burke County, Georgia Development Authority
    PCR - Georgia Power Company Plant Project,
    4.53%, Due 9/01/30 (Putable at 100 on 3/01/02)                      11,500,000                       11,514,375

Hawaii 0.1%
Hawaii Airports System Revenue, 7.00%,
    Due 7/01/10                                                          1,000,000                        1,035,370

Idaho 0.2%
Boise, Idaho Housing Authority Revenue -
    Hobbler Place Project, 5.25%, Due 2/01/02                            3,710,000                        3,714,638

Illinois 3.8%
Buffalo Grove, Illinois Park District Installment
    Contract Certificates, 5.40%, Due 12/30/04                           6,645,000                        6,703,144
Chicago, Illinois O'Hare International Airport
    Special Facility Revenue - American Airlines, Inc.
    Project, 7.875%, Due 11/01/25                                        6,820,000                        7,039,809
Chicago, Illinois O'Hare International Airport
    Special Facility Revenue - United Airlines, Inc.
    Project, 8.85%, Due 5/01/18:
    Series A                                                            17,845,000                       18,638,389
    Series B                                                            13,825,000                       14,439,660
Illinois DFA PCR Refunding - Commonwealth
    Edison Company Project, 7.25%, Due 6/01/11                          11,225,000                       11,578,139
Kane, McHenry, Cook and DeKalb Counties,
    Illinois Community Unit School District
    Number 300 GO Lease Secured COP - School
    Building Project, 6.90%, Due 12/01/04                                2,680,000                        2,814,000
                                                                                                        -----------
                                                                                                         61,213,141
Indiana 0.3%
East Chicago, Indiana School City COP:
    5.10%, Due 7/15/03                                                   2,325,000                        2,319,188
    5.50%, Due 7/15/02                                                   1,410,000                        1,417,050
Huntington, Indiana EDR Refunding - Quanex
    Corporation Project, 6.50%, Due 8/01/10                              1,665,000                        1,675,406
                                                                       -----------                      -----------
                                                                         5,411,644
Iowa 0.0%
Cedar Rapids, Iowa First Mortgage Revenue -
    Cottage Grove Place Project, 5.30%, Due 7/01/05                        540,000                          504,225

Kansas 0.3%
Kansas City, Kansas Board of Public Utilities
    Master Municipal Lease and Option Agreement,
    4.47%, Due 5/01/03                                                   2,649,807                        2,596,811
Kansas City, Kansas Residual Revenue Capital
    Appreciation, Zero %, Due 5/01/12                                    1,805,000                          749,075
Leavenworth, Kansas Temporary Notes, 5.375%,
    Due 3/01/02                                                        $ 1,695,000                      $ 1,700,594
                                                                                                        -----------
                                                                                                          5,046,480
Kentucky 1.1%
Kentucky EDFA Hospital System Refunding and
    Improvement Revenue - Appalachian Regional
    Healthcare, Inc. Project:
    5.00%, Due 10/01/02                                                  2,300,000                        2,179,250
    5.10%, Due 10/01/03                                                  2,165,000                        1,994,506
Logan and Todd Counties, Kentucky Regional



Louisiana 3.1%
East Baton Rouge, Louisiana Mortgage Finance
    Authority SFMR Refunding - GNMA and
    FNMA Mortgage-Backed Securities, 4.60%,
    Due 10/01/16                                                           555,000                          549,289
Louisiana Local Government Environment
    Facilities Community Development Authority
    Revenue - Public Construction Projects, 5.25%,
    Due 2/15/02                                                          7,000,000                        7,052,500
Louisiana Public Facilities Authority Hospital
        Revenue Refunding - Pendleton Memorial
Methodist Hospital Project:
        6.75%, Due 6/01/10 (pre-Refunding at $102 on 6/01/02)              795,000                          788,044
        6.75%, Due 6/01/22                                               2,615,000                        2,441,756
New Orleans, Louisiana Regional Transit
        Authority Lease-Purchase Agreements, 5.50%,
        Due 5/01/08:
        Lease M98147                                                    29,132,954                       28,550,295
        Lease M98159                                                     2,740,359                        2,682,126
Ouachita Parish, Louisiana IDB, Inc. Revenue
        Refunding - Physicians and Surgeons Medical
        Complex Project, 4.80%, Due 8/01/02                              3,750,000                        3,750,000
West Feliciana Parish, Louisiana PCR -
        Gulf States Utilities Company Project, 9.00%,
        Due 5/01/15                                                      3,250,000                        3,371,387
                                                                                                        -----------
                                                                                                         49,185,397

Maine 0.3%
Maine Finance Authority Solid Waste Disposal
        Revenue - Boise Cascade Corporation Project,
        7.90%, Due 6/01/15                                               5,000,000                        5,093,750

Maryland 0.2%
Maryland Master Lease, 3.635%, Due 1/01/04                               3,532,812                        3,470,988

Massachusetts 1.4%
Massachusetts Health and EFA Competitive
        Lease Program - Whitehead Institute for
        Biomedical Research Project:
        4.595%, Due 10/15/03                                            20,637,828                       20,715,220
        4.698%, Due 5/07/03                                              1,671,343                        1,677,611
                                                                                                        -----------
                                                                                                         22,392,831

Michigan 0.2%
Koch Financial Corporation Special Purpose
        Lease Tax-Exempt Private Municipal Trust
        Certificates, 4.70%, Due 10/06/03                                3,107,000                        3,110,884

Minnesota 0.8%
Minnesota Master Lease, 4.305%, Due 12/01/03                            10,366,038                       10,262,377
Plymouth, Minnesota Revenue Refunding -
        Carlson Center Project, 7.00%, Due 4/01/12                       3,330,000                        3,335,661
                                                                                                        -----------
                                                                                                         13,598,038

--------------------------------------------------------------------------------
            STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                               Shares or
                                                                               Principal                 Value
                                                                                Amount                  (Note 2)
---------------------------------------------------------------------------------------------------------------------
Mississippi 0.2%
Jones County, Mississippi Hospital Revenue
    Refunding - South Central Regional Medical
    Center Project, 5.00%, Due 12/01/03                                      $  3,380,000               $  3,299,725

Nebraska 1.3%
Energy America Gas Supply Revenue:
    Metropolitan Utilities District Project,
    5.30%, Due 4/01/05                                                         13,962,712                 13,910,352
Nebraska Public Gas Agency Project, 5.10%,
    Due 10/15/05                                                                5,093,196                  5,054,997
Omaha Tribe of Nebraska Public Improvements
    Authority GO, 7.50%, Due 6/01/09                                            2,500,000                  2,531,250
                                                                                                         -----------
                                                                                                          21,496,599

Nevada 0.1%
Reno-Sparks, Nevada Convention and Visitors
    Authority Limited Obligation Refunding,
    6.25%, Due 11/01/01                                                         1,540,000                  1,553,983

New York 1.1%
New York Housing Finance Agency Revenue -
    Lakeview Homes Housing Project, 4.65%,
    Due 11/15/02                                                               10,100,000                 10,100,000
New York Mortgage Agency Homeowner
    Mortgage Revenue, 4.75%, Due 10/01/21                                       6,910,000                  6,866,813
                                                                                                         -----------
                                                                                                          16,966,813

North Carolina 0.3%
North Carolina Eastern Municipal Power
    Agency Power System Revenue Refunding,
    5.00%, Due 1/01/02                                                          4,860,000                  4,866,075

Ohio 0.2%
Ohio Department of Transportation COP -
    Rickenbacker Port Project, 6.125%,
    Due 4/15/15                                                                   330,000                    338,725
Youngstown, Ohio City School District Energy
    Conservation Measures, 6.80%, Due 3/15/05                                   2,975,000                  3,094,000
                                                                                                         -----------
                                                                                                           3,432,725

Oklahoma 0.1%
Tulsa County, Oklahoma GO, 3.60%,
    Due 11/01/01                                                                1,925,000                  1,899,975

Oregon 0.3%
Medford, Oregon Municipal Lease-Purchase
    Agreement, 5.00%, Due 5/01/03                                               1,088,456                  1,091,177
Washington County, Oregon Operations Yard
    Facilities Deferred Interest Obligations, Zero %,
    Due 6/01/03                                                                 4,000,000                  3,565,000
                                                                                                         -----------
                                                                                                           4,656,177

Pennsylvania 1.8%
Lehigh County, Pennsylvania General Purpose
    Authority Revenue - KidsPeace Obligated
    Group Project:
    5.50%, Due 11/01/01                                                         2,125,000                  2,115,692
    5.50%, Due 11/01/02                                                         2,240,000                  2,220,400
    5.50%, Due 11/01/03                                                         2,360,000                  2,327,550
    5.50%, Due 11/01/04                                                         2,500,000                  2,453,125
Montgomery County, Pennsylvania IDA First
    Mortgage Revenue Refunding - The
    Meadowood Corporation Project, 5.15%,
    Due 12/01/03                                                                1,259,000                  1,200,771
Philadelphia, Pennsylvania Municipal Authority
    Equipment Revenue, 5.297%, Due 10/01/04                                    11,145,016                 11,256,466
Pittsburgh, Pennsylvania Urban Redevelopment
    Authority Mortgage Revenue, 5.15%,
    Due 4/01/21                                                                 3,400,000                  3,404,250
Scranton, Lackawanna County, Pennsylvania
    Health and Welfare Authority Hospital
    Revenue - Moses Taylor Hospital Project:
    5.25%, Due 7/01/02                                                       $  2,495,000                $ 2,435,744
    5.45%, Due 7/01/03                                                          1,350,000                  1,304,438
                                                                                                         -----------
                                                                                                          28,718,436

Puerto Rico 0.2%
Commonwealth of Puerto Rico Tax-Exempt
    Lease Certificates, 5.35%, Due 7/15/04                                      3,694,357               $  3,791,334

South Carolina 0.1%
Charleston County, South Carolina Industrial
    Revenue Refunding - Coburg Dairy, Inc.
    Project, 6.875%, Due 10/01/06                                               1,400,000                  1,402,240

Tennessee 0.3%
Tennessee Housing Development Agency -
    Homeownership Program Project, Zero %,
    Due 7/01/12                                                                 8,730,000                  4,768,762

Texas 1.5%
Alliance Airport Authority, Inc. Special Facilities
    Revenue - American Airlines, Inc. Project,
    7.50%, Due 12/01/29                                                        15,850,000                 16,194,579
Falcons Lair, Texas Utility and Reclamation
    District COP, 6.25%, Due 10/15/02                                           2,000,000                  1,902,500
Houston, Texas Airport System Subordinated
    Lien Revenue, 6.75%, Due 7/01/08                                            2,500,000                  2,582,575
Jefferson County, Texas Health Facilities
    Development Corporation Hospital Revenue -
    Baptist Healthcare System Project, 8.875%,
    Due 6/01/21                                                                 2,905,000                  2,879,581
                                                                                                         -----------
                                                                                                          23,559,235

Utah 0.4%
Eagle Mountain, Utah Special Improvement
    District Number 98-3 Special Assessment,
    5.50%, Due 12/15/08                                                         4,190,000                  4,121,913
Salt Lake City, Utah Redevelopment Agency
    Central Business District Neighborhood
    Redevelopment Tax Increment Revenue
    Refunding, 4.75%, Due 10/01/02                                              2,850,000                  2,853,562
                                                                                                         -----------
                                                                                                           6,975,475

Virginia 0.2%
Tazewell County, Virginia IDA Revenue -
    Public Projects Interim Financing Program,
    5.00%, Due 12/15/01                                                         3,500,000                  3,517,500

Washington 0.6%
Grant County, Washington Public Utility District
    Number 2 Priest Rapids Hydroelectric
    Development Second Series Revenue Refunding,
    5.00%, Due 1/01/04:
    Series A                                                                    2,500,000                  2,540,625
    Series B                                                                    1,385,000                  1,400,581
Grant County, Washington Public Utility District
    Number 2 Wanapum Hydroelectric
    Development Second Series Revenue Refunding,
    5.00%, Due 1/01/04:
    Series A                                                                    1,270,000                  1,290,638
    Series B                                                                    1,105,000                  1,122,956
Skagit and Whatcom Counties, Washington
    Public Hospital District Number 304 Revenue
    Refunding - Affiliated Health Services Project,
    4.90%, Due 12/01/02                                                         2,050,000                  2,016,687

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                  STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                      Shares or
                                                      Principal         Value
                                                        Amount        (Note 2)
--------------------------------------------------------------------------------
Skagit County, Washington Public Hospital
  District Number 1 Revenue Refunding -
  Affiliated Health Services Project, 4.90%,
  Due 12/01/02                                       $ 1,545,000    $  1,519,894
                                                                    ------------
                                                                       9,891,381
West Virginia 0.1%
Kanawha County, West Virginia County
  Commission IDR - Union Carbide Chemicals
  and Plastics Company, Inc. Project, 8.00%,
  Due 8/01/20                                          1,930,000       1,978,250

Wisconsin 0.6%
Appleton, Wisconsin Water Works Revenue
  BAN, 5.00%, Due 7/01/02                              7,000,000       7,026,250
Racine, Wisconsin BAN, 5.00%, Due 12/01/02             2,000,000       2,005,220
                                                                    ------------
                                                                       9,031,470
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $415,511,488)                            405,971,570
--------------------------------------------------------------------------------
Variable Rate Put Bonds 10.7%
California 0.2%
Santa Rosa, California Housing Authority MFHR -
  Dutton Partners Project, 4.85%, Due 9/01/07
  (Mandatory Put at $100 on 9/01/02)                   3,000,000       3,004,110

Colorado 0.2%
Colorado Health Facilities Authority Revenue
  EXTRAS - Baptist Home Association of the
  Rocky Mountains, Inc. Project, 5.75%,
  Due 8/15/27 (Putable at $100 and Rate Reset
  Effective 8/15/02)                                   3,000,000       2,962,500

Florida 4.2%
Florida Housing Finance Agency MFHR - Cypress
  Lake Apartments Project, 5.75%, Due 12/01/07
  (Mandatory Put at $100 on 12/01/02)                    200,000         202,250
Municipal Mortgage & Equity LLC MFHR
  Certificates, 4.95%, Due 8/15/23 (Mandatory
  Put at $100 on 8/15/05)                             66,876,475      66,868,450
                                                                    ------------
                                                                      67,070,700
Georgia 0.2%
Decatur County, Georgia Bainbridge IDA IDR -
  John B. Sanfilippo & Son, Inc. Project, 5.375%,
  Due 6/01/17 (Mandatory Put at $100 on
  6/01/02)                                             2,800,000       2,800,812

Illinois 1.6%
Chicago, Illinois MFHR - Chicago Beach
  Apartments Project, 5.50%, Due 2/01/17
  (Mandatory Put at $100 on 2/01/02)                   2,810,000       2,813,962
Illinois Health Facilities Authority Revenue
  EXTRAS - Covenant Retirement Communities,
  Inc. Project, 5.25%, Due 12/01/22 (Putable at
  $100 and Rate Reset Effective 12/01/02)              3,500,000       3,495,625
Robbins, Illinois Resource Recovery Revenue
  Refunding - Robbins Resource Recovery
  Partners, 4.90%, Due 10/15/17 (Mandatory
  Put at $100 on 10/15/02)                            20,350,000      19,790,375
                                                                    ------------
                                                                      26,099,962
Massachusetts 0.1%
Northborough, Massachusetts Industrial Finance
  Authority Industrial Revenue - Newcorr
  Packaging, Ltd. Project, 4.80%, Due 9/01/02          1,820,000       1,820,000

New Hampshire 0.9%
New Hampshire Business Finance Authority PCR
  Refunding - United Illuminating Company Project:
  4.35%, Due 7/01/27 (Mandatory Put at $100 on
  2/01/02)                                           $10,000,000    $  9,862,500
  4.55%, Due 7/01/27 (Mandatory Put at $100
  on 2/01/04)                                          5,000,000       4,906,250
                                                                    ------------
                                                                      14,768,750
New Jersey 0.8%
New Jersey EDA Senior Mortgage Revenue
  Refunding EXTRAS - Arbor Glen of Bridgewater
  Project, 5.375%, Due 5/15/32 (Putable at $100
  and Rate Reset Effective 5/15/04)                   12,500,000      12,078,125

New York 0.3%
Amherst, New York Industrial Development
  Agency Revenue - Asbury Pointe, Inc. Project,
  5.25%, Due 2/01/35 (Mandatory Put at $100
  on 2/01/04)                                          5,000,000       4,812,500

Pennsylvania 0.5%
Chester County, Pennsylvania Health and
  Education Facilities Authority Revenue -
  Barclay Friends Project, 4.60%, Due 8/01/25
  (Mandatory Put at $100 on 8/01/02)                   2,385,000       2,382,019
Montgomery County, Pennsylvania IDA First
  Mortgage Revenue Refunding EXTRAS - The
  Meadowood Corporation Project, 5.50%,
  Due 12/01/19 (Putable at $100 and Rate Reset
  Effective 12/01/02)                                  4,000,000       3,920,000
Philadelphia, Pennsylvania IDA Health Care
  Facilities Revenue EXTRAS - Pauls Run Project,
  5.125%, Due 5/15/28 (Putable at $100 and Rate
  Reset Effective 5/15/03)                             2,000,000       1,945,000
                                                                    ------------
                                                                       8,247,019
South Carolina 0.2%
Charleston County, South Carolina First Mortgage
  Health Facilities Revenue - The Episcopal Church
  Home Project, 5.30%, Due 4/01/27 (Putable at
  $100 and Rate Reset Effective 10/01/02)              3,000,000       2,955,000

Tennessee 0.1%
Shelby County, Tennessee Health, Educational
  and Housing Facilities Board Health Care
  Facilities Revenue EXTRAS - Kirby Pines
  Retirement Community Project, 5.50%,
  Due 11/15/27 (Putable at $100 and Rate
  Reset Effective 11/15/02)                            2,450,000       2,394,875

Texas 1.2%
Abilene, Texas Health Facilities Development
  Corporation Retirement Facilities Revenue
  EXTRAS - Sears Methodist Retirement System
  Obligated Group Project, 5.25%, Due 11/15/28
  (Putable at $100 and Rate Reset
  Effective 11/15/03)                                  6,070,000       5,857,550
Dallas-Fort Worth, Texas International Airport
  Facility Improvement Corporation Revenue
  Refunding - American Airlines, Inc. Project,
  5.95%, Due 5/01/29 (Mandatory Put at
  $100 on 11/01/03)                                   12,000,000      12,150,000

--------------------------------------------------------------------------------
                  STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                      Shares or
                                                      Principal         Value
                                                        Amount        (Note 2)
--------------------------------------------------------------------------------
North Central Texas Health Facilities
  Development Corporation Health Facility
  Development Revenue EXTRAS - C.C. Young
  Memorial Home Project, 5.00%, Due 2/15/28
  (Putable at $100 and Rate Reset
  Effective 2/15/03)                                 $  1,575,000   $  1,549,406
                                                                    ------------
                                                                      19,556,956
Virginia 0.2%
Rockingham County, Virginia IDA Residential
  Care Facility First Mortgage Revenue - Virginia
  Mennonite Retirement Community Project,
  5.10%, Due 4/01/32 (Putable at $100 and Rate
  Reset Effective 4/01/03)                              3,250,000      3,156,563
--------------------------------------------------------------------------------
Total Variable Rate Put Bonds (Cost $173,022,682)                    171,727,872
--------------------------------------------------------------------------------
Short-Term Investments (a) 62.1%
Municipal Bonds 18.3%
California 0.3%
Gardena, California TRAN, 5.30%, Due 8/21/01            4,150,000      4,165,853

Colorado 1.1%
Central City, Gilpin County, Colorado Excise
  Tax Refunding, 5.40%, Due 12/01/00                    1,100,000      1,100,517
Chimney Rock, Colorado Metropolitan District
  GO, 9.00%, Due 4/01/18 (Pre-Refunding
  at $100 on 10/01/01)                                  1,218,462      1,266,786
Denver, Colorado City and County Airport Revenue:
  6.90%, Due 11/15/00                                   3,415,000      3,417,186
  7.30%, Due 11/15/00                                   2,900,000      2,902,233
  8.00%, Due 11/15/25 (Pre-Refunding at
  $102 on 11/15/00)                                     2,095,000      2,139,163
  8.25%, Due 11/15/12 (Pre-Refunding at
  $102 on 11/15/00)                                     3,500,000      3,574,060
  8.50%, Due 11/15/23 (Pre-Refunding at
  $102 on 11/15/00)                                     3,325,000      3,395,623
                                                                    ------------
                                                                      17,795,568
Connecticut 0.0%
Norwich, Connecticut Tax-Exempt Equipment
  Lease, 6.35%, Due 8/01/01                               416,318        418,525

Florida 0.4%
Escambia County, Florida Housing
  Corporation Housing Revenue -
  Royal Arms Project, 7.00%, Due 7/01/17
  (Mandatory Put at $100 on 2/01/01)                    9,015,000      6,310,500

Illinois 0.3%
Alton, Illinois Hospital Facilities
  Revenue Refunding - St. Anthony's
  Health Center Project, 5.00%, Due 9/01/01               850,000        845,461
Eureka, Illinois Educational Facilities
  Revenue - Eureka College Project:
  5.25%, Due 1/01/01                                      660,000        659,175
  5.25%, Due 1/01/19 (Putable at $100
  on 1/01/01)                                           3,330,000      3,325,837
                                                                    ------------
                                                                       4,830,473
Kentucky 0.1%
Kentucky EDFA Hospital System Refunding
  and Improvement Revenue - Appalachian
  Regional Healthcare, Inc. Project, 4.85%,
  Due 10/01/01                                          2,195,000      2,139,313

Louisiana 3.3%
Louisiana Public Facilities Authority
  MFHR - Whitten Foundation Project:
  6.75%, Due 4/01/01                                 $ 26,700,000   $ 25,365,000
  7.00%, Due 12/01/00                                  11,665,000     11,081,750
  7.00%, Due 6/01/01                                   18,150,000     17,242,500
                                                                    ------------
                                                                      53,689,250
Massachusetts 1.1%
Clipper Caravel Tax-Exempt Certificates
  Trust Revenue, 3.75%, Due 10/08/01                   10,549,439     10,478,442
Commonwealth of Massachusetts
  Department of Revenue Tax-Exempt
  Master Equipment Lease, 5.62%, Due 10/01/01             641,062        642,376
New Bedford, Massachusetts BAN, 5.15%,
  Due 12/01/00                                          7,000,000      7,000,275
                                                                    ------------
                                                                      18,121,093
Michigan 0.1%
Detroit, Michigan EDC Resource
  Recovery Revenue, 7.00%, Due 5/01/01                 2,160,000       2,176,697

Missouri 0.0%
Springfield, Missouri Land Clearance
  Redevelopment Authority Industrial
  Revenue - University Plaza Project, 5.90%,
  Due 10/01/01                                           300,000         300,693

New Jersey 0.6%
East Orange, New Jersey TAN, 5.95%,
  Due 8/14/01                                          4,250,000       4,264,662
Jersey City, New Jersey Municipal Utilities
  Authority Project Notes, 5.65%,
  Due 7/27/01                                          4,000,000       4,011,960
South Amboy, New Jersey Housing
  Authority Housing Revenue - Shore Gate
  Village Grand Project, 6.00%,
  Due 1/01/01 (Defaulted Effective 12/21/99)           2,699,145       1,484,530
                                                                    ------------
                                                                       9,761,152
New York 3.6%
Buffalo, New York RAN, 5.25%,
  Due 5/31/01                                         16,000,000      16,027,680
Niagara Falls, New York City School
  District RAN:
  4.75%, Due 12/08/00                                  9,500,000       9,502,565
  5.375%, Due 10/16/01                                19,000,000      19,043,510
Schenectady, New York City School
  District BAN, 5.50%, Due 6/29/01                    13,250,000      13,285,775
                                                                    ------------
                                                                      57,859,530
Ohio 2.7%
American Municipal Power-Ohio, Inc.
  BAN, 5.25%, Due 1/19/01                             30,000,000      30,042,000
American Municipal Power-Ohio, Inc.
  BAN - St. Marys City Project, 5.00%,
  Due 10/12/01                                         2,700,000       2,700,621
East Muskingum, Ohio Water Authority
  Revenue BAN, 5.53%, Due 6/21/01                      4,990,000       5,004,721
Garfield Heights, Ohio BAN, 5.25%,
  Due 10/18/01                                         6,000,000       6,007,080
                                                                    ------------
                                                                      43,754,422
Oregon 0.1%
Multnomah County, Oregon Educational
  Facilities Revenue Refunding - University
  of Portland Project, 4.75%, Due 4/01/01              1,025,000       1,025,082

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                  STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                                  Shares or
                                                                                  Principal          Value
                                                                                    Amount          (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania 0.3%
Dauphin County, Pennsylvania General
        Authority Revenue - School District
        Pooled Financing Program II, 4.45%,
        Due 9/01/32 (Mandatory Put at
        $100 on 9/01/01)                                                        $    4,550,000   $    4,551,956

South Carolina 0.2%
South Carolina Jobs EDA EDR - Charleston
        Advanced Polymer Project, 5.25%,
        Due 8/01/14 (Mandatory Put at
        $100 on 3/01/01)                                                             2,700,000        2,700,864

Tennessee 0.4%
Knox County, Tennessee IDB IDR - Spartan
        Fund Systems, Inc. Project, 7.50%,
        Due 12/01/12 (Mandatory Put at
        $100 on 12/01/00)                                                            1,500,000        1,501,545
Maryville, Tennessee IDB IDR - Spartan Food
        Systems, Inc. Project, 7.50%, Due 12/01/12
        (Mandatory Put at $100 on 12/01/00)                                          1,500,000        1,501,545
Municipal Energy Acquisition Corporation
        Gas Revenue, 5.00%, Due 3/01/01                                              3,385,000        3,384,932
                                                                                                    -----------
                                                                                                      6,388,022

Texas 1.3%
Dallas-Fort Worth, Texas International
        Airport Facilities Improvement
        Corporation Revenue - American
        Airlines, Inc. Project, 7.50%,
        Due 11/01/25 (Pre-Refunding at $102
        on 11/01/00)                                                                20,440,000       20,848,800

Utah 0.2%
Eagle Mountain, Utah Gas and Electric
        Revenue BAN, 4.875%, Due 9/01/01                                             2,830,000        2,841,801
Salt Lake City, Utah IDR Refunding -
        JTM Foothill Village Project, 7.125%,
        Due 12/01/00                                                                   830,000          831,179
                                                                                                    -----------
                                                                                                      3,672,980

Virginia 0.1%
Arlington County, Virginia COP, 4.4584%,
        Due 6/30/01                                                                  1,293,887        1,290,122

Wisconsin 1.6%
Dodgeland, Wisconsin School District BAN,
        5.20%, Due 4/01/01                                                           4,470,000        4,470,581
Dodgeville, Wisconsin School District
        TRAN, 4.78%, Due 9/26/01                                                     1,500,000        1,500,225
Elmbrook School District TRAN,
        5.25%, Due 8/21/01                                                           7,000,000        7,039,200
Glenwood, Wisconsin School District
        TRAN, 4.85%, Due 10/01/01                                                    1,900,000        1,900,513
Hartford, Wisconsin Joint School District
        Number 1 TRAN, 4.85%, Due 10/30/01                                           1,500,000        1,501,395
Lodi, Wisconsin School District TRAN,
        4.90%, Due 10/30/01                                                          3,000,000        3,001,410
Loyal, Wisconsin School District TRAN,
        4.89%, Due 9/06/01                                                           1,720,000        1,718,968
New London, Wisconsin School District
        TRAN, 5.00%, Due 9/28/01                                                     1,750,000        1,751,960
Palmyra and Eagle, Wisconsin School
        District TRAN, 4.88%, Due 10/10/01                                           2,175,000        2,176,979
                                                                                                    -----------
                                                                                                     25,061,231

Wyoming 0.5%
Wyoming Community HDA Revenue, 3.80%,
        Due 6/01/01                                                                  8,200,000        8,154,408
                                                                                                    -----------
Total Municipal Bonds                                                                               295,016,534

Variable Rate Put Bonds 10.8%
Arizona 1.3%
Pima County, Arizona IDA MFHR -
        Casa Loma Apartments Project, 5.50%,
        Due 1/01/34 (Mandatory Put at $100
        on 1/01/01)                                                             $   20,845,000   $   20,823,321

Florida 0.4%
Escambia County, Florida Housing
        Corporation Housing Revenue -
Wellington Arms Project, 7.375%,
        Due 9/01/16 (Mandatory Put
        at $100 on 2/01/01)                                                         10,555,000        6,860,750

Illinois 3.1%
Lakemoor, Illinois MFHR - Lakemoor
        Apartments Project, 5.35%, Due 6/01/11
        (Mandatory Put at $100 on 9/04/01)                                          50,000,000       50,000,000

Indiana 1.1%
Anderson, Indiana MFHR - Cross Lakes
        Apartments Project, 6.55%, Due 7/01/33
        (Mandatory Put at $100 on 7/01/01)                                           8,350,000        8,352,756
Indianapolis, Indiana MFHR - Covered
        Bridge Project, 6.55%, Due 4/01/30
        (Mandatory Put at $100 on 4/01/01)                                           9,780,000        9,780,000
                                                                                                    -----------
                                                                                                     18,132,756

Maine 0.2%
Jay, Maine Solid Waste Disposal Revenue -
        International Paper Company Project,
        5.35%, Due 9/01/10 (Mandatory Put at
        $100 on 9/01/01)                                                             3,575,000        3,574,535

Maryland 0.1%
Maryland Energy Financing Administration
        Solid Waste Disposal Revenue - International
        Paper Company Project, 5.35%, Due 9/01/10
        (Mandatory Put at $100 on 9/01/01)                                           1,950,000        1,950,156

Massachusetts 0.1%
Massachusetts Industrial Finance Agency
        Industrial Revenue - John T. Spinelli Project,
        7.00%, Due 11/01/00                                                            778,058          778,058

Mississippi 0.2%
Jones County, Mississippi Solid Waste
        Disposal Revenue - International
        Paper Company Project, 5.35%,
        Due 9/01/10 (Mandatory Put at $100
        on 9/01/01)                                                                  2,900,000        2,899,623

Ohio 1.1%
Ohio Water Development Authority Facilities
        PCR Refunding - Ohio Edison Company
        Project, 4.25%, Due 6/01/33 (Mandatory Put
        at $100 on 6/01/01)                                                         18,000,000       17,898,300

Texas 3.2%
Brazos River Authority, Texas PCR Refunding -
        Texas Utilities Electric Company Project:
        5.00%, Due 4/01/33 (Mandatory Put at $100
        on 4/01/01)                                                                 25,000,000       25,048,500
        5.50%, Due 6/01/30 (Mandatory Put at $100
        on 6/19/01)                                                                 12,245,000       12,296,551

--------------------------------------------------------------------------------
                  STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                                  Shares or
                                                                                  Principal          Value
                                                                                    Amount          (Note 2)
--------------------------------------------------------------------------------------------------------------------------------

Ivy Walk Apartments Trust Pass-Thru
        Certificates, 6.30%, Due 3/01/07
        (Mandatory Put at $100 on 3/01/01)                                      $    6,650,000   $    6,650,000
Tarrant County, Texas HFC MFHR -
        Windrush Project, 6.50%,
        Due 10/01/34 (Mandatory Put
        at $100 on 10/01/01)                                                         3,780,000        3,779,282
Texarkana, Texas HFC MFHR - Tanglewood
        Terrace Apartments, 6.50%, Due 6/01/29
        (Mandatory Put at $100 on 6/01/01)                                           4,215,000        4,225,369
                                                                                                    -----------
                                                                                                     51,999,702
                                                                                                    -----------
Total Variable Rate Put Bonds                                                                       174,917,201

Annual Variable Rate Put Bonds 0.9% (d)
Alabama 0.2%
Selma, Alabama IDB Solid Waste Disposal
        Revenue - International Paper Company
        Project, 5.35%, Due 9/01/01                                                  2,900,000        2,900,232

Florida 0.6%
Miami Beach, Florida Health Facilities
        Authority Hospital Revenue - Mount
        Sinai Medical Center Project, 7.08%,
        Due 8/15/01                                                                  9,500,000        9,500,000

North Carolina 0.0%
New Hanover County, North Carolina
        Industrial Facilities Revenue -
        Wilmington Machinery, Inc. Project, 4.70%,
        Due 9/01/01                                                                    670,000          670,000

Ohio 0.1%
Sharonville, Ohio IDR - Ralston Purina
        Company Project, 4.10%, Due 12/01/00                                         1,000,000        1,000,000
                                                                                                    -----------
Total Annual Variable Rate Put Bonds                                                                 14,070,232

Semi-Annual Variable Rate Put Bonds 1.2% (d)
Alabama 0.3%
Mobile, Alabama IDB PCR Refunding -
        International Paper Company
        Project, 5.75%, Due 12/01/00                                                 5,100,000        5,097,246

California 0.1%
Huntington Park, California Redevelopment
        Agency IDR - Huntington Park
        Project, 5.40%, Due 2/01/01                                                  1,100,000        1,100,000

Kentucky 0.6%
Morgantown, Kentucky IDR - Flex
        Sumitomo Electric Wiring System, 5.60%,
        Due 4/01/01                                                                 10,000,000       10,000,000

South Dakota 0.2%
Aberdeen, South Dakota EDR, 5.00%,
        Due 11/01/00                                                                 2,725,000        2,725,000
                                                                                                    -----------
Total Semi-Annual Variable Rate Put Bonds                                                            18,922,246

Monthly Variable Rate Put Bonds 4.2% (d)
Arizona 0.2%
USBI Trust Pass-Thru Certificates, Series 1998-B,
        Class A, 5.00%, Due 12/01/00                                                 2,997,605        2,997,605

Louisiana 0.7%
Calcasieu Parish, Louisiana Memorial
        Hospital Service District Hospital
        Revenue - Lake Charles Memorial
        Hospital Project, 4.95%, Due 12/01/00                                   $   10,905,000   $   10,905,000

Massachusetts 0.6%
Massachusetts Industrial Finance Agency
        Industrial Revenue - New England Milling
        Company Project, 5.20%, Due 12/01/00                                        10,000,000       10,000,000

Missouri 0.2%
Desloge, Missouri IDA IDR Refunding -
        National Healthcorp Project, 5.00%,
        Due 12/01/00                                                                 1,850,000        1,850,000
Dunklin County, Missouri IDA IDR
        Refunding - National Healthcorp
        Project, 5.00% , Due 12/01/00                                                2,355,000        2,355,000
                                                                                                    -----------
                                                                                                      4,205,000

New Mexico 0.7%
New Mexico Hospital Equipment Loan
        Council Hospital Revenue - Presbyterian
        Health Care Services Project, 5.83%,
        Due 12/07/00                                                                12,000,000       12,000,000

New York 1.1%
New York Dormitory Authority Revenue -
        Mount Sinai and NYU Hospitals
        Project, 5.00%, Due 11/30/00                                                18,000,000       18,000,000

Pennsylvania 0.2%
Elk County, Pennsylvania IDA Flexible
        Mode IDR Refunding - Stackpole
        Corporation Project, 4.80%,
        Due 12/01/00                                                                 2,750,000        2,750,000

South Dakota 0.5%
Sioux Falls, South Dakota EDR Refunding -
        City Centre Hotel Corporation Project, 7.60%,
        Due 12/01/00                                                                 7,662,098        7,662,098
                                                                                                    -----------
Total Monthly Variable Rate Put Bonds                                                                68,519,703

Weekly Variable Rate Put Bonds 13.7% (d)
Alabama 0.4%
Florence, Alabama IDB IDR - Nichols
        Wire, Inc. Project, 4.93%, Due 11/08/00                                      2,570,000        2,570,000
Grove Hill, Alabama IDB IDR - Hamilton
        Woods Veneer Project, 5.05%,
        Due 11/08/00                                                                 4,550,000        4,550,000
                                                                                                    -----------
                                                                                                      7,120,000

Arkansas 0.2%
Searcy, Arkansas IDR - Yarnell Ice Cream
        Company Project, 4.93%, 11/08/00                                             2,600,000        2,600,000

California 0.6%
California Statewide Communities
        Development Authority MFHR
        Refunding - Poinsettia Apartments
        Project, 5.65%, Due 11/08/00                                                 5,000,000        5,000,000
Pasadena, California Community
        Development Commission COP:
        Kings Plaza Project, 5.75%, Due 11/08/00                                     1,170,000        1,170,000
        Lake/Washington Neighborhood Shopping
        Center Project, 5.75%, Due 11/08/00                                          3,415,000        3,415,000
                                                                                                    -----------
                                                                                                      9,585,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)             October 31, 2000
--------------------------------------------------------------------------------
                  STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                                   Shares or
                                                                                   Principal           Value
                                                                                   Amount             (Note 2)
------------------------------------------------------------------------------------------------------------------
Colorado 1.8%
Arapahoe County, Colorado IDR - Denver
     JetCenter, Inc. Project, 5.70%, Due 11/08/00                                 $  1,600,000     $  1,600,000
Denver, Colorado City and County MFHR
     Refunding - The Seasons Apartment Project,
     5.98%, Due 11/08/00                                                            28,250,000       28,250,000
                                                                                                   ------------
                                                                                                     29,850,000
Georgia 0.7%
Jefferson, Georgia Development Authority IDR -
     Sumitomo Plastics America, Inc. Project, 5.20%,
     Due 11/08/00                                                                    5,000,000        5,000,000
Rockdale County, Georgia Development
     Authority IDR - Takabashi Works UAA,
     Inc. Project, 5.73%, Due 11/08/00                                               6,200,000        6,200,000
                                                                                                   ------------
                                                                                                     11,200,000
Illinois 2.4%
Illinois DFA IDR - Miyano Machy
     USA, Inc. Project, 6.40%, Due 11/08/00                                          7,250,000        7,250,000
Illinois DFA MFHR Refunding -
     Orleans-Illinois Project, 5.15%,
     Due 11/08/00                                                                   29,020,000       29,020,000
Salem, Illinois IDR - Americana Building
     Products Project, 5.65%, Due 11/08/00                                           2,250,000        2,250,000
                                                                                                   ------------
                                                                                                     38,520,000
Kansas 0.9%
Hays, Kansas Manufacturing Facilities
     Development Revenue - Yuasa Exide
     Battery Corporation Project, 6.40%,
     Due 11/08/00                                                                    9,500,000        9,500,000
Kansas City, Kansas Private Activity
     Revenue Refunding - Inland Container
     Corporation Project, 4.95%, Due 11/08/00                                        5,200,000        5,200,000
                                                                                                   ------------
                                                                                                     14,700,000
Kentucky 0.4%
Hopkinsville, Kentucky IDR - Douglas
     Autotech Corporation Project, 5.60%,
     Due 11/08/00                                                                    6,900,000        6,900,000

Louisiana 0.1%
Louisiana Local Government Environmental
     Facilities & Community Development
     Authority Revenue - Cospolich, Inc.
     Project, 5.15%, Due 11/08/00                                                    2,100,000        2,100,000

Minnesota 1.1%
Delano, Minnesota IDR - Solar Plastics, Inc.
     Project, 5.10%, Due 11/08/00                                                    1,840,000        1,840,000
Edina, Minnesota MFMR Refunding -
     Vernon Terrace Project, 5.10%,
     Due 11/08/00                                                                    6,105,000        6,105,000
North Suburban Hospital District CDR
     Refunding - Excel Realty Partners
     Project, 5.20%, Due 11/08/00                                                    5,500,000        5,500,000
Rochester, Minnesota IDR Refunding -
     Seneca Foods Corporation Project, 4.70%,
     Due 11/08/00                                                                    4,675,000        4,675,000
                                                                                                   ------------
                                                                                                     18,120,000
Missouri 0.5%
Jefferson County, Missouri IDA Industrial
     Revenue Refunding - Festus Manor Nursing
     Home Project, 5.13%, Due 11/08/00                                               1,420,000        1,420,000
St. Louis County, Missouri IDA Revenue -
     Allied Ring Project, 5.85%, Due 11/08/00                                        3,775,000        3,775,000
St. Louis, Missouri Port Authority IDR
     Refunding - Italgrani USA, Inc. Project, 5.60%,
     Due 11/08/00                                                                 $  2,600,000     $  2,600,000
                                                                                                   ------------
                                                                                                      7,795,000
North Carolina 0.3%
Mecklenburg County, North Carolina
     Industrial Facilities and PCFA Industrial
     Revenue - Okaya Shinnichi Corporation of
     America Project, 5.85%, Due 11/08/00                                            3,290,000        3,290,000
Wake County, North Carolina Industrial
     Facilities and PCFA IDR - Aeroglide
     Corporation Project, 4.93%, Due 11/08/00                                        1,275,000        1,275,000
                                                                                                   ------------
                                                                                                      4,565,000
Ohio 0.1%
Trumbull County, Ohio IDR - ATD
     Corporation Project, 4.55%, Due 11/08/00                                        1,055,000        1,055,000

South Carolina 1.0%
South Carolina Jobs EDA EDR:
     Advanced Automation, Inc. Project, 4.93%,
     Due 11/08/00                                                                    3,500,000        3,500,000
     F&S Realty LLC Project, 5.03%,
     Due 11/08/00                                                                    8,000,000        8,000,000
     Para-Chem Southern, Inc. Project, 4.93%,
     Due 11/08/00                                                                    5,000,000        5,000,000
                                                                                                   ------------
                                                                                                     16,500,000
Tennessee 0.9%
Dickson, Tennessee Health, Educational &
     Housing Facilities Board MFHR -
     Autumn Park Apartments Project, 5.15%,
     Due 11/08/00                                                                    5,000,000        5,000,000
Hamilton County, Tennessee IDB MFHR -
     The Waterford Place Apartments
     Project, 5.28%, Due 11/08/00                                                    9,600,000        9,600,000
                                                                                                   ------------
                                                                                                     14,600,000
Texas 1.2%
Angelina and Neches River Authority
     Refunding - Temple-Inland Forest Products
     Corporation Project, 4.95%, Due 11/08/00                                        7,350,000        7,350,000
Harris County, Texas HFC MFHR - Torrey
     Chase Apartments Project, 5.13%, Due 11/08/00                                   5,420,000        5,420,000
Waller County, Texas IDC IDR - McKesson
     Water Products Projects, 5.45%, Due 11/08/00                                    6,000,000        6,000,000
                                                                                                   ------------
                                                                                                     18,770,000
Virginia 0.2%
Virginia Small Business Financing Authority
     IDR - International Parkway Association
     Project, 5.03%, Due 11/08/00                                                    2,750,000        2,750,000

Washington 0.3%
Lummi Nation, Washington Revenue -
     Life Assisted Living Project, 5.10%,
     Due 11/08/00                                                                    1,655,000        1,655,000
Yakima, Washington Housing Authority
     Revenue - Klickitat Valley Hospital
     Project, 5.00%, Due 11/08/00                                                    3,215,000        3,215,000
                                                                                                   ------------
                                                                                                      4,870,000
Wisconsin 0.6%
Janesville, Wisconsin IDR Refunding - Seneca
     Foods Corporation Project, 4.70%,
     Due 11/08/00                                                                    7,710,000        7,710,000
Menomonee Falls, Wisconsin IDR - Butler Paper
     Company Project, 5.40%, Due 11/08/00                                            2,000,000        2,000,000
                                                                                                   ------------
                                                                                                      9,710,000
                                                                                                   ------------
Total Weekly Variable Rate Put Bonds                                                                221,310,000

--------------------------------------------------------------------------------
                  STRONG MUNICIPAL ADVANTAGE FUND (continued)

                                                                    Shares or
                                                                    Principal           Value
                                                                    Amount             (Note 2)
-------------------------------------------------------------------------------------------------
Daily Variable Rate Put Bonds 11.3% (d)
District of Columbia 7.7%
District of Columbia Revenue:
        Tranche 1, 5.85%, Due 11/01/00                            $  30,000,000   $   30,000,000
        Tranche 2, 5.85%, Due 11/01/00                               48,325,000       48,325,000
        Tranche 3, 5.85%, Due 11/01/00                               46,500,000       46,500,000
                                                                                  --------------
                                                                                     124,825,000
Illinois 3.6%
Illinois DFA Revenue - Provena Health
        Project, 5.85%, Due 11/01/00                                 58,375,000       58,375,000
                                                                                  --------------
Total Daily Variable Rate Put Bonds                                                  183,200,000

Municipal Money Market Funds 1.7%
Multiple States
Strong Municipal Money Market Fund (g)                               27,500,000       27,500,000
------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,013,769,056)                                 1,003,455,916
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,602,303,226) 97.9%                        1,581,155,358
Other Assets and Liabilities, Net 2.1%                                                33,992,077
------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                 $1,615,147,435
================================================================================================

-------------------------------------------------------------------------------------------------
SWAPS
-------------------------------------------------------------------------------------------------
Open Swap contracts at October 31, 2000 consisted of the following:
-------------------------------------------------------------------------------------------------
                                Notional          Interest        Interest         Unrealized
    Issuer                      Amount              Sold           Bought         Depreciation
-------------------------------------------------------------------------------------------------
Goldman Sachs                $  100,000,000         4.64%       TBMA Municipal     $  382,100
  Capital Markets, L.P.                                          Average Swap
  (Expires 7/14/02)                                                 Index

--------------------------------------------------------------------------------


                          STRONG HERITAGE MONEY FUND

                                                                            Principal    Yield to    Maturity        Amortized
                                                                             Amount      Maturity    Date (d)       Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 92.4%
AES Hawaii, Inc.                                                           $ 2,300,000      6.48%    12/08/00       $ 2,284,682
                                                                            10,000,000      6.50     11/17/00         9,971,111
                                                                             3,000,000      6.52     11/10/00         2,995,110
AT & T Corporation                                                          22,000,000      6.75     11/01/00        22,000,000
Abbey National North America Corporation                                    20,000,000      6.51      1/16/01        19,725,133
                                                                             5,000,000      6.52      1/18/01         4,929,367
Alliance & Leicester PLC (b)                                                 6,500,000      6.50     11/17/00         6,481,222
                                                                            15,000,000      6.54     11/01/00        15,000,000
Alpine Securitization Corporation (b)                                        5,800,000      6.51     11/09/00         5,791,609
American Honda Finance Corporation                                          10,000,000      6.49     11/13/00         9,978,367
                                                                             2,950,000      6.49     11/20/00         2,939,895
Amstel Funding Corporation (b)                                               4,275,000      6.57      1/09/01         4,221,167
                                                                             3,550,000      6.57      1/10/01         3,504,649
Asset Backed Capital Finance, Inc. (b)                                       7,200,000      6.50     11/30/00         7,162,300
                                                                            10,000,000      6.50      2/26/01         9,788,750
Atlantis One Funding Corporation                                             9,200,000      6.52      1/12/01         9,080,032
                                                                             3,500,000      6.53      1/09/01         3,456,195
                                                                             6,000,000      6.53      1/17/01         5,916,198
                                                                             4,650,000      6.54     12/13/00         4,614,521
Banco Bradesco SA Grand Cayman Branch, Series A                             15,000,000      6.51     11/20/00        14,948,463
Bank of Nova Scotia                                                         20,000,000      6.52      1/08/01        19,753,689
Barton Capital Corporation (b)                                               5,154,000      6.50     12/13/00         5,114,916
                                                                             6,715,000      6.51     11/21/00         6,690,714
                                                                             6,000,000      6.53      1/23/01         5,909,668
Bavaria TRR Corporation (b)                                                  2,500,000      6.52     11/10/00         2,495,925
                                                                             6,985,000      6.64      1/03/01         6,903,834
Bavaria Universal Funding Corporation (b)                                    7,000,000      6.51     11/20/00         6,975,949
                                                                             3,108,000      6.52     11/15/00         3,100,119
Beta Finance, Inc. (b)                                                       7,000,000      6.51      2/01/01         6,883,543
                                                                            11,650,000      6.55      1/12/01        11,497,385
Blue Ridge Asset Funding Corporation (b)                                     1,900,000      6.50     11/20/00         1,893,482
                                                                             4,000,000      6.50     12/13/00         3,969,667
                                                                             5,800,000      6.52     11/01/00         5,800,000
                                                                             4,500,000      6.52     11/17/00         4,486,960
Brazos River/Brazoria County, Texas Harbor Navigational District Revenue     5,000,000      6.63     11/14/00         5,000,000
British Aerospace North America, Inc. (b)                                   11,000,000      6.48     12/18/00        10,906,940
British Gas Capital, Inc.                                                   14,000,000      6.53      1/26/01        13,781,608

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                               Principal     Yield to         Maturity             Amortized
                                                                Amount       Maturity         Date (d)           Cost (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
British Telecommunications PLC                               $  3,845,000       6.17%          11/13/00          $  3,837,092
CBA Finance, Inc.                                              10,000,000       6.54            1/05/01             9,881,917
                                                                9,000,000       6.54            1/10/01             8,885,550
CC, Inc. (b)                                                    2,000,000       6.50           11/06/00             1,998,194
                                                               14,000,000       6.53            2/01/01            13,766,371
                                                                5,000,000       6.58            1/12/01             4,934,200
CXC, Inc. (b)                                                   2,000,000       6.48            2/13/01             1,962,560
                                                                6,000,000       6.50           12/08/00             5,959,917
                                                               10,740,000       6.56            1/05/01            10,612,791
Calcasieu Parish, Inc. Louisiana IDB Environmental Revenue     10,000,000       6.69           12/14/00            10,000,000
California PCFA Environmental Improvement Revenue (b)          17,000,000       6.64           12/14/00            17,000,000
                                                                3,900,000       6.68           12/12/00             3,900,000
Centric Capital Corporation (b)                                 2,340,000       6.52           11/09/00             2,336,610
Certain Funding Corporation (b)                                 3,100,000       6.50           12/27/00             3,068,656
                                                                9,000,000       6.52           11/20/00             8,969,030
                                                                4,927,000       6.56            1/30/01             4,846,197
                                                                2,500,000       6.57            1/16/01             2,465,325
Chevron UK Investment PLC                                       6,000,000       6.53            1/11/01             5,922,728
Compass Securitization LLC (b)                                  4,287,000       6.56            1/16/01             4,227,630
                                                               14,000,000       6.57            1/12/01            13,816,040
Cooperative Association Tractor Dealers, Inc.:
  Series A                                                      8,100,000       6.50           12/04/00             8,051,738
                                                                3,400,000       6.50           12/11/00             3,375,444
                                                                2,000,000       6.50           12/12/00             1,985,194
                                                                2,000,000       6.51           12/01/00             1,989,150
                                                                  700,000       6.52           11/15/00               698,225
                                                                1,000,000       6.53           11/13/00               997,823
                                                                1,800,000       6.53            2/08/01             1,767,677
                                                                2,000,000       6.58            1/22/01             1,970,024
  Series B                                                      3,000,000       6.50           12/11/00             2,978,333
                                                                2,600,000       6.50           12/15/00             2,579,344
                                                                5,000,000       6.53           11/07/00             4,994,558
                                                                5,000,000       6.54           11/03/00             4,998,183
                                                                3,000,000       6.57           11/09/00             2,995,620
                                                                6,000,000       6.80           11/22/00             5,976,200
Credit Suisse First Boston, Inc. (b)                           12,900,000       6.50            2/05/01            12,676,400
                                                                4,000,000       6.53            1/17/01             3,944,132
                                                                5,000,000       6.55            1/08/01             4,938,139
DaimlerChrysler North America Holding Corporation               6,100,000       6.51            2/01/01             5,998,516
Delaware Funding Corporation (b)                               11,463,000       6.49           12/15/00            11,372,073
Den Norske Bank                                                20,000,000       6.50           11/14/00            19,953,056
Deutsche Bank Financial, Inc.                                   5,800,000       6.48           12/29/00             5,739,448
                                                                5,500,000       6.52           12/21/00             5,450,194
Edison Asset Securitization LLC (b)                             3,615,000       6.49           12/05/00             3,592,842
                                                                3,000,000       6.53            1/05/01             2,964,629
Enterprise Funding Corporation (b)                              4,000,000       6.49           12/08/00             3,973,319
                                                                4,000,000       6.50           12/01/00             3,978,333
                                                                3,033,000       6.50           12/07/00             3,013,286
                                                                2,000,000       6.51           11/08/00             1,997,468
Fidex PLC (b)                                                   5,900,000       6.52           12/20/00             5,847,641
                                                                2,000,000       6.57            1/19/01             1,971,165
                                                               12,000,000       6.57            1/24/01            11,816,087
Firstar Bank, N.A                                                 888,000       6.29         Upon Demand              888,000
Fleet Funding Corporation (b)                                   2,600,000       6.56            1/04/01             2,569,678
Formosa Plastics Corporation USA                               21,600,000       6.50            2/14/01            21,190,500
                                                                3,600,000       6.50            2/27/01             3,523,300
Forrestal Funding Master Trust (b)                              7,150,000       6.48            3/07/01             6,987,838
                                                               15,000,000       6.54            1/18/01            14,787,450
Fortis Finance NV (b)                                           1,300,000       6.52           11/28/00             1,293,643
Fortis Funding LLC (b)                                         10,000,000       6.52            1/17/01             9,860,544
                                                                3,500,000       6.54           12/04/00             3,479,018
Fountain Square Commercial Corporation (b)                      1,000,000       6.50           12/26/00               990,069
                                                                4,565,000       6.51           12/18/00             4,526,201
                                                                1,006,000       6.55           11/06/00             1,005,085
                                                                  954,000       6.55           11/13/00               951,917

--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                               Principal     Yield to         Maturity             Amortized
                                                                Amount       Maturity         Date (d)           Cost (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
                                                             $  4,100,000       6.55%          12/27/00          $  4,058,218
                                                                1,732,000       6.57            1/10/01             1,709,874
                                                                1,538,000       6.57            1/11/01             1,518,071
                                                                3,645,000       6.58           11/01/00             3,645,000
                                                                2,174,000       6.58            1/02/01             2,149,364
GOVCO, Inc. (b)                                                20,000,000       6.52           11/07/00            19,978,267
Galaxy Funding, Inc. (b)                                       21,200,000       6.56           12/28/00            20,979,803
                                                                2,000,000       6.59            1/23/01             1,969,613
Gannett Corporation (b)                                         1,300,000       6.52           11/21/00             1,295,291
General Dynamics Corporation (b)                                7,200,000       6.50           11/08/00             7,190,900
                                                                6,000,000       6.51           12/15/00             5,952,260
                                                                9,285,000       6.53           11/01/00             9,285,000
General Electric Capital Corporation                            1,700,000       6.51            1/17/01             1,676,329
                                                                3,600,000       6.52            1/18/01             3,549,144
                                                               13,950,000       6.52            1/19/01            13,750,556
                                                                2,500,000       6.53            1/12/01             2,467,350
General Motors Acceptance Corporation                           8,500,000       6.50            1/26/01             8,368,014
                                                                6,000,000       6.53            1/18/01             5,915,110
Goldman Sachs Group LP                                         11,000,000       6.55            1/19/01            10,841,890
Great Lakes Funding Capital Corporation (b)                     3,402,000       6.55           11/29/00             3,384,669
                                                                8,335,000       6.58            1/23/01             8,208,553
                                                                4,000,000       6.60            1/25/01             3,937,667
Greenwich Funding Corporation (b)                               4,700,000       6.48           12/28/00             4,651,778
                                                               19,000,000       6.58            1/05/01            18,774,269
Greyhawk Funding LLC (b)                                        1,400,000       6.48            2/16/01             1,373,036
                                                               10,700,000       6.56            1/22/01            10,540,118
Gulf Coast Waste Disposal Authority PCR                         7,020,000       6.52           11/09/00             7,020,000
Halifax PLC                                                    11,920,000       6.50            1/18/01            11,752,127
                                                               10,000,000       6.61            1/02/01             9,886,161
Harley Davidson Dealer Funding Corporation (b)                  7,500,000       6.49           12/14/00             7,441,860
                                                               10,000,000       6.49           12/15/00             9,920,678
Henkel Corporation (b)                                          9,000,000       6.51            1/25/01             8,861,663
ING America Insurance Holdings, Inc.                           10,000,000       6.49           12/20/00             9,911,664
                                                                9,000,000       6.55            1/11/01             8,883,738
K2 USA LLC (b)                                                  4,480,000       6.48            3/02/01             4,382,426
                                                                4,000,000       6.54            1/25/01             3,938,233
                                                                7,000,000       6.54            2/02/01             6,881,735
                                                                2,000,000       6.55           11/15/00             1,994,906
                                                                6,970,000       6.60            1/30/01             6,854,995
KFW International Finance, Inc.                                 2,700,000       6.50            1/18/01             2,661,975
                                                               15,000,000       6.50            1/22/01            14,777,917
KZH-KMS Corporation (b)                                        20,000,000       6.52           11/28/00            19,902,200
Kittyhawk Funding Corporation (b)                               6,000,000       6.52           11/14/00             5,985,873
                                                                5,000,000       6.52           12/12/00             4,962,872
                                                                5,000,000       6.56            1/02/01             4,943,511
                                                                4,000,000       6.58            1/10/01             3,948,822
Knight-Ridder, Inc.                                            12,000,000       6.52            1/10/01            11,847,867
                                                                5,119,000       6.52            1/12/01             5,052,248
Liberty Street Funding Corporation (b)                         18,000,000       6.56            1/09/01            17,773,680
Links Finance LLC (b)                                          17,700,000       6.57            1/12/01            17,467,308
Long Island College Hospital                                    7,000,000       6.58            1/24/01             6,892,527
Market Street Funding Corporation (b)                          16,645,000       6.49           12/13/00            16,518,970
Marmon Holdings, Inc. (b)                                      11,900,000       6.51           11/29/00            11,839,746
                                                                3,000,000       6.52           11/16/00             2,991,850
                                                                1,585,000       6.55           11/21/00             1,579,232
Marshall & Ilsley Corporation                                   2,500,000       6.53           12/27/00             2,474,606
                                                               18,100,000       6.55           12/19/00            17,941,927
Merrill Lynch & Company, Inc.                                  15,000,000       6.51            1/11/01            14,807,412
                                                                3,000,000       6.53            1/17/01             2,958,099
Morgan Stanley, Dean Witter & Company                           2,700,000       6.58           11/01/00             2,700,000
Moriarty, Ltd./Moriarty LLC (b)                                 2,800,000       6.52            2/01/01             2,753,346
                                                               14,000,000       6.57            1/08/01            13,826,260
                                                                5,600,000       6.78           11/22/00             5,577,852
National Cooperative Services Corporation (b)                   4,815,000       6.49           12/01/00             4,788,959
                                                                9,985,000       6.55            1/16/01             9,846,930
Nationwide Building Society                                     2,400,000       6.48            2/09/01             2,356,800
                                                                1,500,000       6.54            1/09/01             1,481,198

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                         Principal           Yield to       Maturity        Amortized
                                                          Amount             Maturity       Date (d)      Cost (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Nordbanken North America, Inc.                        $    18,500,000          6.50%         1/16/01     $    18,246,139
North Coast Funding LLC (b)                                19,000,000          6.53         12/06/00          18,879,376
                                                            3,447,000          6.58          2/02/01           3,388,407
Ohio Solid Waste Revenue                                    7,800,000          6.65         12/18/00           7,800,000
Oklahoma Industrial Finance Authority                       6,440,000          6.72         11/01/00           6,440,000
Omnicom Finance, Inc.                                      10,200,000          6.50         11/17/00          10,170,533
Parthenon Receivables Funding LLC (b)                       5,000,000          6.50         12/04/00           4,970,208
                                                            4,724,000          6.52         11/08/00           4,718,011
                                                           10,000,000          6.56          1/30/01           9,836,000
Peacock Funding Corporation (b)                             6,000,000          6.50         11/08/00           5,992,417
                                                            8,350,000          6.52          1/11/01           8,242,628
Pemex Capital, Inc.                                         9,500,000          6.59         11/06/00           9,491,305
Repeat Offering Securitization Entity, Inc. (b)             1,000,000          6.58          1/29/01             983,733
Scaldis Capital, Ltd./Scaldis Capital LLC (b)               3,214,000          6.52          1/25/01           3,164,522
                                                            7,543,000          6.55         11/01/00           7,543,000
                                                            3,350,000          6.57          1/12/01           3,305,981
                                                            8,091,000          6.58          1/10/01           7,987,420
E. W. Scripps Company (b)                                   8,000,000          6.49         11/14/00           7,981,251
Sigma Finance, Inc. (b)                                     9,000,000          6.51         11/27/00           8,957,685
                                                            7,000,000          6.57          1/08/01           6,913,130
Societe Generale North America, Inc.                       20,350,000          6.50          1/25/01          20,037,684
Society Of New York Hospital Fund, Inc.                    10,000,000          6.53         12/12/00           9,925,631
Spintab-Swedmortgage AB                                    22,000,000          6.61          1/02/01          21,749,554
Stellar Funding Group, Inc. (b)                             1,068,000          6.53         11/14/00           1,065,482
                                                            6,000,000          6.54         12/29/00           5,936,780
                                                           13,600,000          6.59          1/30/01          13,375,940
Sweetwater Capital Corporation (b)                          6,000,000          6.54          1/23/01           5,909,530
                                                            1,153,000          6.56          1/18/01           1,136,612
Swiss RE Financial Products Corporation (b)                15,000,000          6.49         11/30/00          14,921,579
Triple-A-One Funding Corporation (b)                        8,000,000          6.55          1/04/01           7,906,844
                                                            5,000,000          6.57          1/09/01           4,937,037
Tulip Funding Corporation (b)                               5,365,000          6.55          1/22/01           5,284,957
                                                           12,335,000          6.66         11/27/00          12,275,635
UBN, Inc.                                                   2,062,000          6.51          2/09/01           2,024,712
Variable Funding Capital Corporation (b)                   10,000,000          6.58          1/03/01           9,884,850
Verizon Global Funding Corporation                          6,650,000          6.50          2/02/01           6,538,335
West Baton Rouge Parish, Louisiana Industrial
 District Number 3 Revenue (b)                              7,000,000          6.63         11/14/00           7,000,000
Westpac Capital Corporation                                12,000,000          6.46          2/26/01          11,748,060
Whiting, Indiana Industrial Sewage and Solid
 Waste Disposal Revenue                                     8,500,000          6.64         12/11/00           8,500,000
Windmill Funding Corporation (b)                            3,230,000          6.48         12/19/00           3,202,093
                                                            6,000,000          6.50         12/07/00           5,961,000
                                                           10,100,000          6.56          1/03/01           9,984,052
Wisconsin Electric Power Company                                  100          6.22       Upon Demand                100
Wood Street Funding Corporation (b)                         7,000,000          6.50         11/01/00           7,000,000
                                                            3,000,000          6.50         12/05/00           2,981,583
Yamaha Motor Finance Corporation USA                        5,000,000          6.52         11/16/00           4,986,417
                                                            3,000,000          6.52         12/07/00           2,980,440
                                                            5,000,000          6.54         11/28/00           4,975,475
Yorkshire Building Society                                  3,000,000          6.50         12/21/00           2,972,917
ZCM Matched Funding Corporation (b)                         5,000,000          6.50         12/05/00           4,969,306
                                                           14,500,000          6.50         12/06/00          14,408,368
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                     1,546,134,498
---------------------------------------------------------------------------------------------------------------------------
Corporate Obligations 0.8%
LaSalle Bank North America, Chicago, Illinois
 Short-Term Bank Notes, Tranche 00024, 6.50%               13,000,000          6.50         11/03/00          13,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                                   13,000,000
---------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Put Bonds 4.0%
Alabama IDA IDR - Southern Tool, Inc. Project                 900,000          6.70         11/02/00             900,000
Alabama Incentives Financing Authority Special
 Obligation                                                 4,900,000          6.70         11/02/00           4,900,000
Aurora, Kane & DuPage Counties, Illinois IDR                2,900,000          6.70         11/02/00           2,900,000
Botsford General Hospital Revenue                           4,400,000          6.65         11/01/00           4,400,000
Kings Glen Apartments LLC                                   3,264,000          6.70         11/02/00           3,264,000

--------------------------------------------------------------------------------
                    STRONG HERITAGE MONEY FUND (continued)

                                                         Principal           Yield to       Maturity        Amortized
                                                          Amount             Maturity       Date (d)      Cost (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corporation
 IDR - GE Plastics Project                            $     2,500,000          6.60%        11/01/00      $    2,500,000
New Jersey EDA EDR - MSNBC/CNBC                             7,500,000          6.60         11/01/00           7,500,000
Pointe Chase Apartments LLC                                 5,500,000          6.70         11/02/00           5,500,000
Radiation Oncology Partners LLP                             2,535,000          6.70         11/02/00           2,535,000
Sempra Energy Employee Stock Ownership Plan &
 Trust (b)                                                  9,000,000          6.72         11/01/00           9,000,000
T3 Holdings, Inc. (b)                                       7,000,000          6.62         11/01/00           7,000,000
Thayer Properties LLC                                       2,960,000          6.70         11/02/00           2,960,000
Tifton Mall, Inc.                                           4,505,000          6.70         11/02/00           4,505,000
WLB LLC                                                    10,000,000          6.70         11/02/00          10,000,000
--------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                         67,864,000
--------------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 3.1%
Federal Home Loan Bank Bonds:
        6.75%, Due 3/15/01                                  8,000,000          6.75          3/15/01           8,000,000
        6.76%, Due 3/13/01                                 14,000,000          6.76          3/13/01          14,000,000
Federal Home Loan Mortgage Corporation Medium-
 Term Notes, 6.90%, Due 9/11/01                            30,000,000          6.90          9/11/01          30,000,000
--------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues                                                                52,000,000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.3%                                                                     1,678,998,498
Other Assets and Liabilities, Net (0.3%)                                                                      (5,263,057)
--------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                        $ 1,673,735,441
==========================================================================================================================

                          STRONG INVESTORS MONEY FUND

                                                         Principal           Yield to       Maturity         Amortized
                                                          Amount             Maturity       Date (d)       Cost (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Certificates Of Deposit 0.4%
General Motors Acceptance Corporation                 $     2,600,000          6.50%         1/26/01     $     2,559,628
--------------------------------------------------------------------------------------------------------------------------
Total Certificates Of Deposit                                                                                  2,559,628
--------------------------------------------------------------------------------------------------------------------------
Commercial Paper 93.1%
AES Hawaii, Inc.                                            2,000,000          6.48         12/08/00           1,986,680
                                                            1,900,000          6.50         11/17/00           1,894,511
AT&T Corporation                                            6,000,000          6.75         11/01/00           6,000,000
Abbey National North America Corporation                    3,500,000          6.51          1/16/01           3,451,898
                                                            5,000,000          6.52          1/18/01           4,929,367
Alliance & Leicester PLC (b)                                8,000,000          6.54         11/01/00           8,000,000
Alpine Securitization Corporation (b)                       4,725,000          6.51         11/09/00           4,718,164
American Honda Finance Corporation                          2,650,000          6.48         11/06/00           2,647,615
                                                            3,000,000          6.49         11/13/00           2,993,510
                                                            3,000,000          6.49         11/20/00           2,989,724
Asset Backed Capital Finance, Inc. (b)                      2,300,000          6.50         11/30/00           2,287,957
                                                            2,500,000          6.50          2/26/01           2,447,187
                                                            5,000,000          6.52         11/22/00           4,980,983
Atlantis One Funding Corporation                            1,354,000          6.50          2/09/01           1,329,553
                                                            3,600,000          6.52          1/12/01           3,553,056
                                                            1,600,000          6.53          1/09/01           1,579,975
                                                            2,000,000          6.53          1/17/01           1,972,066
                                                              800,000          6.54         12/13/00             793,896
Banco Bradesco SA Grand Cayman Branch, Series A             5,000,000          6.51         11/20/00           4,982,821
Bank of Nova Scotia                                         4,925,000          6.52          1/08/01           4,864,346
Banque Nationale de Paris Canada                            2,600,000          6.53         11/02/00           2,599,528
                                                            5,000,000          6.55          1/31/01           4,917,215
Barton Capital Corporation (b)                              2,000,000          6.50         12/13/00           1,984,833
                                                            1,750,000          6.51         11/02/00           1,749,684
                                                            4,000,000          6.53          1/23/01           3,939,779
Bavaria TRR Corporation (b)                                 2,000,000          6.52         11/10/00           1,996,740
                                                            4,000,000          6.64          1/03/01           3,953,520
Bavaria Universal Funding Corporation (b)                   2,400,000          6.52         11/15/00           2,393,915
Beta Finance, Inc. (b)                                      5,000,000          6.51          2/01/01           4,916,817
                                                            4,850,000          6.55          1/12/01           4,786,465

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                      STRONG INVESTORS MONEY FUND (continued)

                                                                               Principal     Yield to    Maturity        Amortized
                                                                               Amount        Maturity    Date (d)      Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corporation (b)                                     $ 1,000,000       6.50%     11/20/00      $    996,569
                                                                               2,378,000       6.52      11/17/00         2,371,109
                                                                                 600,000       6.52      11/21/00           597,827
Brazos River/Brazoria County, Texas Harbor Navigational District Revenue       4,300,000       6.63      11/14/00         4,300,000
British Aerospace North America, Inc. (b)                                      6,000,000       6.48      12/18/00         5,949,240
                                                                               2,000,000       6.55      12/11/00         1,985,444
British Telecommunications PLC                                                 3,700,000       6.17      11/13/00         3,692,390
CBA Finance, Inc.                                                              4,700,000       6.54       1/05/01         4,644,501
                                                                               2,000,000       6.54       1/10/01         1,974,567
CC, Inc. (b)                                                                   3,000,000       6.50      11/06/00         2,997,292
                                                                               2,800,000       6.53       2/01/01         2,753,274
CXC, Inc. (b)                                                                  5,000,000       6.48       2/13/01         4,906,400
                                                                               3,000,000       6.50      12/08/00         2,979,958
Calcasieu Parish, Inc. Louisiana IDB Environmental Revenue                     3,000,000       6.69      12/14/00         3,000,000
California PCFA Environmental Improvement Revenue (b)                          5,500,000       6.64      12/14/00         5,500,000
                                                                               3,750,000       6.68      12/12/00         3,750,000
Centric Capital Corporation (b)                                                3,400,000       6.49      12/06/00         3,378,547
                                                                               2,000,000       6.52      11/09/00         1,997,102
Certain Funding Corporation (b)                                                2,500,000       6.48      12/27/00         2,474,800
Chevron UK Investment PLC                                                      2,000,000       6.53       1/11/01         1,974,243
Compass Securitization LLC (b)                                                 3,000,000       6.57       1/10/01         2,961,675
Cooperative Association Tractor Dealers, Inc.:
        Series A                                                               2,890,000       6.50      12/11/00         2,869,128
                                                                                 750,000       6.52      11/15/00           748,098
                                                                               1,000,000       6.53       2/08/01           982,043
        Series B                                                               2,200,000       6.50      12/11/00         2,184,111
                                                                               2,000,000       6.50      12/15/00         1,984,111
                                                                               1,000,000       6.62       1/03/01           988,415
Credit Suisse First Boston, Inc. (b)                                           5,700,000       6.53       1/17/01         5,620,388
                                                                               4,200,000       6.55       1/08/01         4,148,037
DaimlerChrysler North America Holding Corporation                              3,900,000       6.50      11/29/00         3,880,283
Delaware Funding Corporation (b)                                               9,000,000       6.49      12/15/00         8,928,610
Den Norske Bank                                                                9,000,000       6.50      11/14/00         8,978,875
Deutsche Bank Financial, Inc.                                                  8,200,000       6.49       2/05/01         8,058,085
Edison Asset Securitization LLC (b)                                            2,800,000       6.49      12/05/00         2,782,838
                                                                               2,500,000       6.53       1/05/01         2,470,524
Enterprise Funding Corporation (b)                                             3,200,000       6.50      12/01/00         3,182,667
                                                                               2,000,000       6.51      11/08/00         1,997,468
                                                                               2,049,000       6.52      11/13/00         2,044,547
Fidex PLC (b)                                                                  6,000,000       6.52      12/20/00         5,946,753
                                                                                 425,000       6.57       1/19/01           418,873
                                                                               3,400,000       6.57       1/24/01         3,347,878
Firstar Bank, N.A                                                                323,900       6.29     Upon Demand         323,900
Formosa Plastics Corporation USA                                               1,400,000       6.50       2/14/01         1,373,458
                                                                               7,400,000       6.50       2/27/01         7,242,339
Forrestal Funding Master Trust (b)                                             3,200,000       6.51      11/07/00         3,196,528
                                                                               5,000,000       6.54       1/18/01         4,929,150
Fortis Funding LLC (b)                                                         5,000,000       6.52       1/17/01         4,930,272
                                                                               2,540,000       6.54      12/04/00         2,524,773
Fountain Square Commercial Corporation (b)                                     1,949,000       6.51      12/22/00         1,931,025
                                                                               1,334,000       6.53      11/21/00         1,329,161
                                                                               2,383,000       6.54      12/27/00         2,358,748
GOVCO, Inc. (b)                                                                8,000,000       6.52      11/07/00         7,991,307
Galaxy Funding, Inc. (b)                                                         500,000       6.53      11/08/00           499,365
                                                                               6,950,000       6.56      12/28/00         6,877,813
                                                                               2,000,000       6.59       1/23/01         1,969,613
General Dynamics Corporation (b)                                               6,000,000       6.49      12/22/00         5,944,835
                                                                               2,800,000       6.50      11/08/00         2,796,461
General Electric Capital Corporation                                           1,500,000       6.51       1/19/01         1,478,571
                                                                               8,100,000       6.52       1/09/01         7,998,777
Goldman Sachs Group LP                                                         4,000,000       6.55       1/19/01         3,942,506
Great Lakes Funding Capital Corporation (b)                                    2,000,000       6.55      11/29/00         1,989,811
                                                                               5,300,000       6.58       1/23/01         5,219,596
                                                                               2,500,000       6.60       1/25/01         2,461,042
Greenwich Funding Corporation (b)                                              1,000,000       6.51      11/15/00           997,468
                                                                               8,100,000       6.58       1/05/01         8,003,768
Greyhawk Funding LLC (b)                                                       9,800,000       6.56       1/22/01         9,653,566

-------------------------------------------------------------------------------
                    STRONG INVESTORS MONEY FUND (continued)

                                                                               Principal     Yield to    Maturity        Amortized
                                                                                Amount       Maturity    Date (d)      Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Gulf Coast IDA Environmental Facilities Revenue                               $2,000,000       6.66%     12/18/00       $2,000,000
Gulf Coast Waste Disposal Authority PCR                                        3,000,000       6.52      11/09/00        3,000,000
Halifax PLC                                                                    2,000,000       6.61       1/02/01        1,977,232
Henkel Corporation (b)                                                         1,000,000       6.50      12/11/00          992,778
                                                                               2,000,000       6.51       1/25/01        1,969,258
                                                                               1,750,000       6.53       1/31/01        1,721,114
ING America Insurance Holdings, Inc.                                           3,100,000       6.49      12/20/00        3,072,616
                                                                               6,000,000       6.55       1/11/01        5,922,492
K2 USA LLC (b)                                                                 2,000,000       6.54       1/25/01        1,969,117
                                                                               4,300,000       6.54       1/30/01        4,229,695
KFW International Finance, Inc.                                                5,000,000       6.50       1/18/01        4,929,583
                                                                               2,000,000       6.50       1/22/01        1,970,389
KZH-KMS Corporation (b)                                                        9,850,000       6.52      11/28/00        9,801,834
Kittyhawk Funding Corporation (b)                                              2,000,000       6.52      11/14/00        1,995,291
                                                                               2,300,000       6.56       1/02/01        2,274,015
                                                                               2,000,000       6.58       1/10/01        1,974,411
Knight-Ridder, Inc.                                                            1,900,000       6.45       3/12/01        1,855,405
                                                                               8,000,000       6.52       1/10/01        7,898,578
Lexington Parker Capital Corporation (b)                                       1,500,000       6.47       3/01/01        1,467,650
                                                                               3,500,000       6.50      12/01/00        3,481,042
                                                                               3,700,000       6.52      11/21/00        3,686,598
Liberty Street Funding Corporation (b)                                         1,600,000       6.50      12/19/00        1,586,133
                                                                               5,400,000       6.56       1/09/01        5,332,104
Links Finance LLC (b)                                                          5,175,000       6.47       3/13/01        5,052,232
                                                                               3,625,000       6.56       1/12/01        3,577,435
Long Island College Hospital                                                   3,000,000       6.58       1/24/01        2,953,940
Market Street Funding Corporation (b)                                          5,475,000       6.51      11/16/00        5,460,149
Marmon Holdings, Inc. (b)                                                      2,000,000       6.51      11/29/00        1,989,873
                                                                               2,000,000       6.52      11/16/00        1,994,567
Marshall & Ilsley Corporation                                                  5,500,000       6.53      12/27/00        5,444,132
                                                                               3,900,000       6.55      12/19/00        3,865,940
Merrill Lynch & Company, Inc.                                                  5,000,000       6.51       1/11/01        4,935,804
                                                                               3,000,000       6.53       1/17/01        2,958,099
Moriarty, Ltd./Moriarty LLC (b)                                                2,500,000       6.52       2/01/01        2,458,344
                                                                               7,100,000       6.57       1/08/01        7,011,889
National Cooperative Services Corporation (b)                                  3,000,000       6.49      12/01/00        2,983,775
                                                                               4,200,000       6.55       1/16/01        4,141,923
Nationwide Building Society                                                    1,700,000       6.54       1/09/01        1,678,691
Nordbanken North America, Inc.                                                 3,600,000       6.50       1/16/01        3,550,600
North Coast Funding LLC (b)                                                    4,553,000       6.53      12/06/00        4,524,095
Ohio Solid Waste Revenue                                                       3,200,000       6.65      12/18/00        3,200,000
Oklahoma Industrial Finance Authority                                          5,335,000       6.72      11/01/00        5,335,000
Omnicom Finance, Inc.                                                          1,700,000       6.50      11/17/00        1,695,089
Parthenon Receivables Funding LLC (b)                                          3,000,000       6.50      12/04/00        2,982,125
                                                                               5,000,000       6.56       1/30/01        4,918,000
Peacock Funding Corporation (b)                                                4,980,000       6.50      11/08/00        4,973,706
                                                                               2,600,000       6.52       1/11/01        2,566,567
                                                                               1,515,000       6.53       1/12/01        1,495,214
Pemex Capital, Inc.                                                            1,500,000       6.59      11/06/00        1,498,627
Scaldis Capital, Ltd./Scaldis Capital LLC (b)                                  4,000,000       6.55      11/01/00        4,000,000
                                                                               4,300,000       6.58       1/10/01        4,244,945
E. W. Scripps Company (b)                                                      3,250,000       6.49      11/14/00        3,242,383
Sigma Finance, Inc. (b)                                                        5,000,000       6.51      11/27/00        4,976,492
                                                                               1,000,000       6.57       1/08/01          987,590
Societe Generale North America, Inc.                                           9,050,000       6.50       1/25/01        8,911,108
Society Of New York Hospital Fund, Inc.                                        5,000,000       6.53      12/12/00        4,962,815
Spintab-Swedmortgage AB                                                        9,000,000       6.61       1/02/01        8,897,545
Stellar Funding Group, Inc. (b)                                                7,400,000       6.54      12/29/00        7,322,029
                                                                               1,400,000       6.59       1/30/01        1,376,935
Sweetwater Capital Corporation (b)                                             3,950,000       6.54       1/23/01        3,890,441
Swiss RE Financial Products Corporation (b)                                    3,455,000       6.49      11/30/00        3,436,937
Triple-A-One Funding Corporation (b)                                           4,094,000       6.57       1/09/01        4,042,446
Tulip Funding Corporation (b)                                                  1,500,000       6.55       1/22/01        1,477,621
                                                                               8,000,000       6.70      11/27/00        7,961,317
UBN, Inc.                                                                      2,000,000       6.51       2/09/01        1,963,833
Variable Funding Capital Corporation (b)                                       6,000,000       6.58       1/03/01        5,930,910

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                    STRONG INVESTORS MONEY FUND (continued)

                                                                                 Principal    Yield to    Maturity      Amortized
                                                                                   Amount     Maturity    Date (d)    Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corporation                                              $ 4,000,000     6.50%      2/02/01    $  3,932,833
Washington Post Company (b)                                                       2,600,000     6.48       2/22/01       2,547,116
West Baton Rouge Parish, Louisiana Industrial District Number 3 Revenue (b)       4,000,000     6.63      11/14/00       4,000,000
Westpac Capital Corporation                                                       5,000,000     6.46       2/26/01       4,895,025
Whiting, Indiana Industrial Sewage and Solid Waste Disposal Revenue               8,000,000     6.64      12/11/00       8,000,000
Windmill Funding Corporation (b)                                                  3,200,000     6.50      12/07/00       3,179,200
Wisconsin Electric Power Company                                                        100     6.22    Upon Demand            100
Yamaha Motor Finance Corporation USA                                              2,000,000     6.52      12/07/00       1,986,960
ZCM Matched Funding Corporation (b)                                               5,000,000     6.50      12/06/00       4,968,403
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                                 615,840,463
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Obligations 0.5%
LaSalle Bank North America, Chicago, Illinois Short-Term Bank Notes,
  Tranche 00024                                                                   3,000,000     6.50      11/03/00       3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                                              3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Put Bonds 3.1%
Alabama Incentives Financing Authority Special Obligation                         4,900,000     6.70      11/02/00       4,900,000
Botsford General Hospital Revenue                                                 2,000,000     6.65      11/01/00       2,000,000
Concrete Company                                                                  1,280,000     6.70      11/02/00       1,280,000
Geneva Building LLC/Madison Building LLC/Milwaukee Building LLC                   2,000,000     6.85      11/02/00       2,000,000
Kings Glen Apartments LLC                                                         1,230,000     6.70      11/02/00       1,230,000
Pointe Chase Apartments LLC                                                       2,500,000     6.70      11/02/00       2,500,000
Radiation Oncology Partners LLP                                                     830,000     6.70      11/02/00         830,000
Sempra Energy Employee Stock Ownership Plan & Trust (b)                           2,000,000     6.72      11/01/00       2,000,000
T3 Holdings, Inc. (b)                                                             3,000,000     6.62      11/01/00       3,000,000
Thayer Properties LLC Variable Rate Bonds                                           990,000     6.70      11/02/00         990,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                                   20,730,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 3.2%
Federal Home Loan Bank Bonds, 6.75%, Due 3/15/01                                  7,000,000     6.75      3/15/01        7,000,000
Federal Home Loan Mortgage Corporation Medium-Term Notes, 6.90%, Due 9/11/01     14,500,000     6.90      9/11/01       14,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues                                                                          21,500,000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.3%                                                                                 663,630,091
Other Assets and Liabilities, Net (0.3%)                                                                                (2,243,381)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                     $661,386,710
===================================================================================================================================

                           STRONG MONEY MARKET FUND

                                                                      Principal    Yield to     Maturity           Amortized
                                                                       Amount      Maturity     Date (d)          Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 91.9%
AES Hawaii, Inc.                                                  $  14,700,000      6.48%       12/08/00         $ 14,602,098
                                                                     13,100,000      6.50        11/17/00           13,062,156
                                                                      3,000,000      6.52        11/10/00            2,995,110
AT & T Corporation                                                   22,000,000      6.75        11/01/00           22,000,000
Abbey National North America Corporation                              6,000,000      6.51         1/16/01            5,917,540
                                                                     10,500,000      6.52         1/18/01           10,351,670
Alliance & Leicester PLC (b)                                         11,900,000      6.50        11/17/00           11,865,622
                                                                      4,400,000      6.54        11/01/00            4,400,000
Alpine Securitization Corporation (b)                                25,500,000      6.51        11/09/00           25,463,110
American Honda Finance Corporation                                   12,000,000      6.48        11/06/00           11,989,200
                                                                     16,400,000      6.49        11/13/00           16,364,521
Amstel Funding Corporation (b)                                        3,700,000      6.57         1/09/01            3,653,408
Asset Backed Capital Finance, Inc. (b)                                2,500,000      6.50         2/26/01            2,447,188
                                                                     19,500,000      6.52        11/22/00           19,425,870
Atlantis One Funding Corporation                                      7,648,000      6.52         1/12/01            7,548,270
                                                                      2,398,000      6.53        11/01/00            2,398,000
                                                                      7,000,000      6.53         1/17/01            6,902,231
                                                                        250,000      6.54        12/13/00              248,093
BP Amoco Capital PLC                                                    450,000      6.63        11/01/00              450,000
Banco Bradesco SA Grand Cayman Branch, Series A                      25,000,000      6.51        11/20/00           24,914,104

--------------------------------------------------------------------------------
                     STRONG MONEY MARKET FUND (continued)

                                                                      Principal    Yield to     Maturity           Amortized
                                                                       Amount      Maturity     Date (d)          Cost (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia                                                $  25,075,000    6.52%        1/08/01         $  24,766,187
Banque Nationale de Paris Canada                                       2,600,000    6.55         1/31/01             2,556,952
Barton Capital Corporation (b)                                         9,806,000    6.50         1/03/00             9,802,459
                                                                       6,450,000    6.51         1/02/00             6,448,834
                                                                       4,107,000    6.53         1/23/01             4,045,168
Bavaria TRR Corporation (b)                                           25,000,000    6.52        11/10/00            24,959,250
Bavaria Universal Funding Corporation (b)                              4,620,000    6.52        11/15/00             4,608,286
Beta Finance, Inc. (b)                                                 8,000,000    6.51         2/01/01             7,866,907
                                                                      10,000,000    6.55         1/12/01             9,869,000
Blue Ridge Asset Funding Corporation (b)                               1,422,000    6.50        11/20/00             1,417,122
                                                                      11,500,000    6.50        12/13/00            11,412,792
                                                                       5,500,000    6.52        11/17/00             5,484,062
                                                                      11,400,000    6.52        11/21/00            11,358,707
Brazos River/Brazoria County, Texas Harbor Navigational
  District Revenue                                                     5,700,000    6.63        11/14/00             5,700,000
British Aerospace North America, Inc. (b)                             14,500,000    6.48        12/08/00            14,403,430
                                                                       6,000,000    6.48        12/18/00             5,949,240
British Gas Capital, Inc.                                             22,650,000    6.53         1/26/01            22,296,673
British Telecommunications PLC                                        18,800,000    6.17        11/13/00            18,761,335
CBA Finance, Inc.                                                     10,000,000    6.54         1/05/01             9,881,917
                                                                      10,000,000    6.54         1/10/01             9,872,833
CC, Inc. (b)                                                          20,000,000    6.50        11/06/00            19,981,944
                                                                       3,200,000    6.53         2/01/01             3,146,599
CXC, Inc. (b)                                                          7,310,000    6.48         2/13/01             7,173,157
                                                                      15,460,000    6.50        11/03/00            15,454,417
Calcasieu Parish, Inc. Louisiana IDB Environmental Revenue             8,000,000    6.69        12/14/00             8,000,000
California PCFA Environmental Improvement Revenue (b)                 18,750,000    6.64        12/14/00            18,750,000
                                                                       1,100,000    6.68        12/12/00             1,100,000
Centric Capital Corporation (b)                                        4,000,000    6.49        12/05/00             3,975,482
                                                                       3,732,000    6.55         1/16/01             3,680,395
Certain Funding Corporation (b)                                        7,000,000    6.49        12/27/00             6,929,316
                                                                       4,320,000    6.52        11/20/00             4,305,134
                                                                      13,653,000    6.56         1/16/01            13,463,921
                                                                       3,000,000    6.56         1/26/01             2,952,987
Chevron UK Investment PLC                                              7,000,000    6.53         1/11/01             6,909,850
Compass Securitization LLC (b)                                         4,345,000    6.50        12/15/00             4,310,481
                                                                       7,000,000    6.57         1/10/01             6,910,575
                                                                      16,000,000    6.57         1/12/01            15,789,760
Cooperative Association Tractor Dealers, Inc.:
     Series A                                                          7,010,000    6.50        12/11/00             6,959,372
                                                                       4,000,000    6.51        12/01/00             3,978,300
                                                                       3,550,000    6.52        11/15/00             3,540,999
                                                                       3,000,000    6.62         1/09/01             2,961,935
     Series B                                                          3,000,000    6.50        12/15/00             2,976,167
                                                                       2,600,000    6.52        11/03/00             2,599,058
                                                                       6,200,000    6.76        11/22/00             6,175,541
Credit Suisse First Boston, Inc. (b)                                   3,900,000    6.50         2/05/01             3,832,400
                                                                       8,300,000    6.53         1/17/01             8,184,074
                                                                       6,000,000    6.55         1/08/01             5,925,767
DaimlerChrysler North America Holding Corporation                      1,850,000    6.50        11/15/00             1,845,324
                                                                       1,250,000    6.50        11/29/00             1,243,681
Delaware Funding Corporation (b)                                      20,000,000    6.49        12/15/00            19,841,356
Den Norske Bank                                                       21,000,000    6.50        11/14/00            20,950,708
Deutsche Bank Financial, Inc.                                          3,200,000    6.48        12/29/00             3,166,592
                                                                      22,300,000    6.49         2/05/01            21,914,061
                                                                       5,000,000    6.52        12/21/00             4,954,722
Edison Asset Securitization LLC (b)                                   11,000,000    6.49        12/05/00            10,932,576
                                                                       8,000,000    6.53         1/05/01             7,905,678
Enterprise Funding Corporation (b)                                     4,000,000    6.49        12/08/00             3,973,319
                                                                       5,000,000    6.50        11/01/00             5,000,000
                                                                       7,000,000    6.50        12/01/00             6,962,083
                                                                       4,379,000    6.51        11/08/00             4,373,457
Fidex PLC (b)                                                         10,900,000    6.52        12/20/00            10,803,269
                                                                       7,100,000    6.56         1/24/01             6,991,241
                                                                       2,275,000    6.57         1/19/01             2,242,200
Firstar Bank, N.A                                                        215,800    6.29      Upon Demand              215,800
Fleet Funding Corporation (b)                                          1,481,000    6.56         1/04/01             1,463,728

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                     STRONG MONEY MARKET FUND (continued)

                                                                      Principal     Yield to    Maturity     Amortized
                                                                      Amount        Maturity    Date(d)     Cost (Note 2)
-------------------------------------------------------------------------------------------------------------------------
Formosa Plastics Corporation USA                                  $   2,000,000       6.50%      2/14/01   $   1,962,083
                                                                      4,000,000       6.50       2/16/01       3,922,722
                                                                     10,000,000       6.50       2/27/01       9,786,944
Forrestal Funding Master Trust (b)                                   19,650,000       6.54       1/18/01      19,371,560
Fortis Funding LLC (b)                                               10,000,000       6.52       1/17/01       9,860,544
                                                                      6,500,000       6.54      12/04/00       6,461,033
                                                                      7,100,000       6.54       1/10/01       7,009,712
Fountain Square Commercial Corporation (b)                            1,261,000       6.50      11/20/00       1,256,674
                                                                      1,514,000       6.50      11/21/00       1,508,533
                                                                      2,200,000       6.50      12/19/00       2,180,933
                                                                      1,808,000       6.50      12/26/00       1,790,046
                                                                      3,585,000       6.51      12/18/00       3,554,530
                                                                      1,282,000       6.51      12/21/00       1,270,409
                                                                      1,000,000       6.52      11/30/00         994,748
                                                                      1,479,000       6.53      11/07/00       1,477,390
                                                                      1,218,000       6.53      11/08/00       1,216,453
                                                                      1,015,000       6.53      11/24/00       1,010,765
                                                                      2,256,000       6.56       1/23/01       2,221,879
GOVCO, Inc. (b)                                                      22,000,000       6.52      11/07/00      21,976,093
Galaxy Funding, Inc. (b)                                              3,600,000       6.53      11/08/00       3,595,429
                                                                      7,750,000       6.56      12/28/00       7,669,503
                                                                      6,000,000       6.59       1/23/01       5,908,838
General Dynamics Corporation (b)                                      3,000,000       6.49      12/22/00       2,972,418
                                                                      5,000,000       6.51      11/01/00       5,000,000
                                                                      8,000,000       6.51      12/15/00       7,936,347
General Electric Capital Corporation                                  1,250,000       6.52      11/07/00       1,248,642
                                                                      7,450,000       6.52       1/09/01       7,356,900
                                                                     18,990,000       6.52       1/19/01      18,718,295
                                                                      3,000,000       6.53       1/12/01       2,960,820
General Motors Acceptance Corporation                                 2,100,000       6.50      12/15/00       2,083,317
                                                                      5,300,000       6.50       1/26/01       5,217,703
                                                                     16,000,000       6.51       1/17/01      15,777,213
                                                                      6,500,000       6.52       1/19/01       6,406,999
Goldman Sachs Group LP                                               11,500,000       6.55       1/19/01      11,334,703
Great Lakes Funding Capital Corporation (b)                           5,500,000       6.58       1/23/01       5,416,562
                                                                      6,567,000       6.60       1/25/01       6,464,664
Greenwich Funding Corporation (b)                                    17,200,000       6.58       1/05/01      16,995,654
Greyhawk Funding LLC (b)                                              8,100,000       6.48       2/16/01       7,943,994
                                                                     20,000,000       6.56       1/22/01      19,701,156
Gulf Coast IDA Environmental Facilities Revenue                       3,000,000       6.66      12/18/00       3,000,000
Gulf Coast Waste Disposal Authority PCR                              10,000,000       6.52      11/09/00      10,000,000
Halifax PLC                                                          23,080,000       6.50       1/18/01      22,754,957
                                                                      7,700,000       6.61       1/02/01       7,612,344
Harley Davidson Dealer Funding Corporation (b)                        4,200,000       6.49      12/12/00       4,168,956
                                                                      5,725,000       6.49      12/15/00       5,679,588
                                                                      4,980,000       6.50      11/20/00       4,962,916
Henkel Corporation (b)                                                8,000,000       6.49      11/27/00       7,962,502
                                                                      2,200,000       6.50      12/11/00       2,184,111
                                                                      3,000,000       6.51       1/25/01       2,953,888
                                                                      7,000,000       6.52       1/29/01       6,887,168
ING America Insurance Holdings, Inc.                                 10,000,000       6.49      12/20/00       9,911,664
                                                                      3,000,000       6.54       1/17/01       2,958,035
                                                                      8,900,000       6.55       1/11/01       8,785,029
K2 USA LLC (b)                                                        4,000,000       6.54       1/25/01       3,938,233
                                                                     10,000,000       6.54       1/30/01       9,836,500
                                                                      5,250,000       6.55       1/16/01       5,177,404
KFW International Finance, Inc.                                      17,300,000       6.50       1/18/01      17,056,358
                                                                      8,000,000       6.50       1/22/01       7,881,556
KZH-KMS Corporation (b)                                              20,150,000       6.52      11/28/00      20,051,467
Kittyhawk Funding Corporation (b)                                    13,800,000       6.52      11/14/00      13,767,509
                                                                      9,900,000       6.56       1/02/01       9,788,152
Knight-Ridder, Inc.                                                   6,981,000       6.45       3/12/01       6,817,150
                                                                     15,000,000       6.52       1/10/01      14,809,833
                                                                      1,000,000       6.52       1/12/01         986,960
Lexington Parker Capital Corporation (b)                              1,000,000       6.45       3/01/01         978,500
                                                                      5,000,000       6.50      12/01/00       4,972,917
                                                                      4,900,000       6.52      11/21/00       4,882,251

--------------------------------------------------------------------------------
                     STRONG MONEY MARKET FUND (continued)

                                                                      Principal     Yield to    Maturity            Amortized
                                                                      Amount        Maturity    Date(d)            Cost (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
Liberty Street Funding Corporation (b)                              $  13,000,000        6.50%          12/19/00   $  12,887,333
                                                                       12,000,000        6.56            1/09/01      11,849,120
Links Finance LLC (b)                                                  13,500,000        6.48            3/01/01      13,208,400
                                                                       10,000,000        6.58            1/12/01       9,868,400
Long Island College Hospital                                            5,000,000        6.58            1/24/01       4,923,233
Market Street Funding Corporation (b)                                   9,870,000        6.51           11/16/00       9,843,228
Marmon Holdings, Inc. (b)                                              17,700,000        6.51           11/29/00      17,610,379
                                                                        5,000,000        6.52           11/16/00       4,986,417
                                                                        2,342,000        6.55           11/07/00       2,339,443
Marshall & Ilsley Corporation                                          17,000,000        6.53           12/27/00      16,827,318
                                                                        3,000,000        6.55           12/19/00       2,973,800
Merrill Lynch & Company, Inc.                                          20,000,000        6.51            1/11/01      19,743,216
                                                                        4,000,000        6.53            1/17/01       3,944,132
Moriarty, Ltd./Moriarty LLC (b)                                        18,000,000        6.57            1/08/01      17,776,620
National Cooperative Services Corporation (b)                          20,000,000        6.49           12/01/00      19,891,833
                                                                        3,000,000        6.55            1/16/01       2,958,517
National Rural Utilities Cooperative Finance Corporation                5,000,000        6.49           11/20/00       4,982,874
Nationwide Building Society                                             1,210,000        6.54            1/09/01       1,194,833
Nordbanken North America, Inc.                                          7,900,000        6.50            1/16/01       7,791,594
North Coast Funding LLC (b)                                            23,000,000        6.53           12/06/00      22,853,982
Ohio Solid Waste Revenue                                                9,000,000        6.65           12/18/00       9,000,000
Oklahoma Industrial Finance Authority                                  10,000,000        6.72           11/01/00      10,000,000
Omnicom Finance, Inc.                                                  13,000,000        6.50           11/17/00      12,962,444
PACCAR Financial Corporation                                            8,000,000        6.52           11/02/00       7,998,551
Parthenon Receivables Funding LLC (b)                                   8,000,000        6.50           12/04/00       7,952,333
                                                                        2,000,000        6.50           12/15/00       1,984,111
                                                                        7,000,000        6.52           11/08/00       6,991,125
                                                                        4,104,000        6.56            1/30/01       4,036,694
                                                                        1,172,000        6.57           12/27/00       1,160,022
Peacock Funding Corporation (b)                                         7,000,000        6.47            2/12/01       6,870,420
                                                                        9,764,000        6.50           11/08/00       9,751,659
                                                                        7,664,000        6.52            1/11/01       7,565,449
Pemex Capital, Inc.                                                    10,000,000        6.59           11/06/00       9,990,847
Repeat Offering Securitization Entity, Inc. (b)                        14,000,000        6.58            1/29/01      13,772,259
Scaldis Capital, Ltd./Scaldis Capital LLC (b)                           7,500,000        6.55           11/01/00       7,500,000
                                                                       12,000,000        6.58            1/10/01      11,846,467
E. W. Scripps Company (b)                                               8,750,000        6.49           11/14/00       8,729,493
Sigma Finance, Inc. (b)                                                 7,900,000        6.51           11/27/00       7,862,857
                                                                        6,850,000        6.57            1/08/01       6,764,992
Societe Generale North America, Inc.                                   20,600,000        6.50            1/25/01      20,283,847
Society Of New York Hospital Fund, Inc.                                 5,000,000        6.53           12/12/00       4,962,815
Spintab-Swedmortgage AB                                                 5,000,000        6.57            1/11/01       4,935,212
                                                                       14,000,000        6.61            1/02/01      13,840,626
Stellar Funding Group, Inc. (b)                                         6,560,000        6.54           12/29/00       6,490,879
                                                                       11,900,000        6.59            1/30/01      11,703,948
Sweetwater Capital Corporation (b)                                      1,266,000        6.49           12/28/00       1,252,991
                                                                        2,459,000        6.50           12/22/00       2,436,357
                                                                        4,000,000        6.54            1/23/01       3,939,687
Swiss RE Financial Products Corporation (b)                            21,000,000        6.49           11/30/00      20,890,211
Triple-A-One Funding Corporation (b)                                    4,352,000        6.52           11/13/00       4,342,542
                                                                       18,280,000        6.55            1/04/01      18,067,140
                                                                        5,740,000        6.57            1/09/01       5,667,719
Tulip Funding Corporation (b)                                           4,000,000        6.55            1/22/01       3,940,322
                                                                       18,800,000        6.64           11/27/00      18,709,896
Variable Funding Capital Corporation (b)                               14,000,000        6.58            1/03/01      13,838,790
Verizon Global Funding Corporation                                     18,875,000        6.50            2/02/01      18,558,057
Washington Post Company (b)                                            12,630,000        6.48            2/22/01      12,373,106
West Baton Rouge Parish, Louisiana Industrial District
 Number 3 Revenue (b)                                                   8,450,000        6.63           11/14/00       8,450,000
Westpac Capital Corporation                                             8,000,000        6.46            2/26/01       7,832,040
Whiting, Indiana Industrial Sewage and Solid
 Waste Disposal Revenue                                                 9,400,000        6.64           12/11/00       9,400,000
Windmill Funding Corporation (b)                                        8,470,000        6.48           12/19/00       8,396,819
                                                                        6,000,000        6.50           12/07/00       5,961,000
                                                                       13,000,000        6.56            1/03/01      12,850,760
Wisconsin Electric Power Company                                              100        6.22         Upon Demand            100
Wood Street Funding Corporation (b)                                     9,330,000        6.50           11/14/00       9,308,100
Yamaha Motor Finance Corporation USA                                    5,000,000        6.52           11/16/00       4,986,417
                                                                        5,000,000        6.52           12/07/00       4,967,400

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                 STRONG MONEY MARKET FUND (continued)

                                                                                     Principal  Yield to Maturity    Amortized
                                                                                     Amount     Maturity Date (d)   Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Yorkshire Building Society                                                        $   3,716,000   6.50%  12/21/00  $     3,682,453
ZCM Matched Funding Corporation (b)                                                   5,000,000   6.50   12/05/00        4,969,306
                                                                                     20,000,000   6.50   12/06/00       19,873,611
----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                               1,871,621,473
----------------------------------------------------------------------------------------------------------------------------------
Corporate Obligations 0.7%
LaSalle Bank North America, Chicago, Illinois Short-Term Bank Notes, Tranche
00024, 6.50%                                                                         14,000,000   6.50   11/03/00       14,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                                             14,000,000
----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Put Bonds 4.1%
Alabama IDA IDR - Southern Tool, Inc. Project                                         5,600,000   6.70   11/02/00        5,600,000
Alabama Incentives Financing Authority Special Obligation                             9,800,000   6.70   11/02/00        9,800,000
Aurora, Kane & DuPage Counties, Illinois IDR                                          1,300,000   6.70   11/02/00        1,300,000
Botsford General Hospital Revenue                                                     4,400,000   6.65   11/01/00        4,400,000
Community Health Systems, Inc.                                                        2,600,000   6.65   11/01/00        2,600,000
Concrete Company                                                                      2,120,000   6.70   11/02/00        2,120,000
Health Midwest Ventures Group, Inc.                                                   7,700,000   6.60   11/01/00        7,700,000
Kings Glen Apartments LLC                                                             3,263,000   6.70   11/02/00        3,263,000
Mississippi Business Finance Corporation IDR - GE Plastics Project                    2,500,000   6.60   11/01/00        2,500,000
New Jersey EDA EDR - MSNBC/CNBC                                                       7,400,000   6.60   11/01/00        7,400,000
Pointe Chase Apartments LLC                                                           7,000,000   6.70   11/02/00        7,000,000
Radiation Oncology Partners LLP                                                       2,635,000   6.70   11/02/00        2,635,000
Sempra Energy Employee Stock Ownership Plan & Trust (b)                               9,000,000   6.72   11/01/00        9,000,000
T3 Holdings, Inc. (b)                                                                10,000,000   6.62   11/01/00       10,000,000
Thayer Properties LLC                                                                 2,970,000   6.70   11/02/00        2,970,000
Tifton Mall, Inc.                                                                     3,560,000   6.70   11/02/00        3,560,000
WLB LLC                                                                               2,000,000   6.70   11/02/00        2,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                                   83,848,000
----------------------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 3.7%
Federal Home Loan Bank Bonds, 6.75%, Due 3/15/01                                     35,000,000   6.75    3/15/01       35,000,000
Federal Home Loan Mortgage Corporation Medium-Term Notes,
   6.90%, Due 9/11/01                                                                40,000,000   6.90    9/11/01       40,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues                                                                          75,000,000
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.4%                                                                               2,044,469,473
Other Assets and Liabilities, Net (0.4%)                                                                                (8,948,435)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                  $ 2,035,521,038
==================================================================================================================================

                      STRONG MUNICIPAL MONEY MARKET FUND

                                                                                     Principal  Yield to Maturity    Amortized
                                                                                       Amount   Maturity Date (d)   Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 18.5%
Alaska 0.4%
North Slope Boro, Alaska Zero % Capital Appreciation GO                           $  10,000,000   4.23%   1/01/01  $     9,929,772

Arkansas 0.3%
Bentonville, Arkansas 4.75% Housing Authority MFHR - Bentonville
   Commons Apartments Project                                                         3,500,000   4.75    4/01/01        3,500,000
Rogers, Arkansas 5.00% Residential Facilities Board MFHR - Stoney
   Brook Common Apartments                                                            4,870,000   5.00    5/01/01        4,870,000
                                                                                                                   ---------------
                                                                                                                         8,370,000

Colorado 0.2%
Fort Collins, Colorado MFHR - Dry Creek Apartments Project (e)                        4,490,000   5.05   11/01/00        4,490,000

District of Columbia 1.2%
District of Columbia 4.35% SFHR                                                      33,000,000   4.35    3/21/01       33,000,000

Florida 0.7%
Florida HFC MFHR (e)                                                                 17,145,000   4.70    6/22/01       17,145,000
Orange County, Florida IDA IDR - General Accident Insurance Company Project (e)       3,500,000   5.09   12/01/00        3,498,298
                                                                                                                   ---------------
                                                                                                                        20,643,298

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                      Principal  Yield to Maturity    Amortized
                                                                                      Amount     Maturity Date (d)   Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Georgia 0.3%
Atlanta, Georgia 6.00% Airport Revenue Refunding                                  $  9,190,000    4.69%   1/01/01  $    9,209,994

Indiana 0.4%
Penn-Harris-Madison, Indiana 4.50% School Corporation Tax Anticipation Warrants     10,000,000    4.37   12/29/00      10,001,986

Kansas 0.2%
Shawnee, Kansas MFHR - Shawnee Station Apartments Project (e)                        6,000,000    5.00    5/01/01       6,000,000

Louisiana 1.1%
East Baton Rouge, Louisiana Finance Authority SFMR (e):
   Series C                                                                         10,000,000    4.80   11/09/00      10,000,000
   Series D-1                                                                        2,090,000    4.80   11/09/00       2,090,000
   Series D-2                                                                        4,205,000    4.80   11/09/00       4,205,000
Jefferson Parish, Louisiana 4.65% Home Mortgage Authority SFMR                       5,360,000    4.65    6/29/01       5,360,000
Louisiana Housing Finance Agency SFMR (e)                                            2,385,000    5.25    6/01/01       2,385,000
Louisiana 5.00% Public Facilities Authority Advanced Funding Revenue                 2,510,000    4.56   10/17/01       2,520,352
Louisiana 6.40% Public Facilities Authority Student Loan Revenue                     3,865,000    4.91    9/01/01       3,911,454
                                                                                                                   --------------
                                                                                                                       30,471,806

Maryland 0.2%
Maryland 4.70% Department of Housing and Community Development Revenue               6,600,000    4.70    6/14/01       6,600,000

Massachusetts 0.6%
Massachusetts Industrial Finance Agency Revenue - Northeast Center for Autism
 Project:
   9.00%                                                                             1,910,000    9.00   11/01/00       1,910,000
   9.50%                                                                             8,910,000    9.50   11/01/00       8,910,000
Merrimack Valley, Massachusettes 5.00% Regional Transit Authority RAN                6,500,000    4.76    6/15/01       6,509,605
                                                                                                                   --------------
                                                                                                                       17,329,605

Minnesota 0.2%
Hopkins, Minnesota 4.50% Independent School District Number 270 Tax
   Anticipation Certificates                                                         4,500,000    4.31    3/22/01       4,503,334

Mississippi 0.1%
Mississippi 5.25% Higher Education Revenue                                           2,950,000    4.91    9/01/01       2,958,214

Missouri 0.5%
Missouri 5.25% Health and EFA School District Advanced Funding Program Revenue      13,000,000    4.86   10/01/01      13,045,201

New Mexico 0.2%
Bernalillo County, New Mexico MFHR - Valencia Retirement Apartments Project (e)      6,000,000    4.20   12/01/00       6,000,000

New York 2.5%
Amherst, New York Industrial Development Agency IDR - General Accident Insurance
   Company Project (e)                                                               3,100,000    4.85   11/01/00       3,100,000
Buffalo, New York 5.40% RAN                                                          7,000,000    4.90    2/23/01       7,010,619
Buffalo, New York 5.25% RAN                                                         40,000,000    4.95    5/31/01      40,067,445
Poughkeepsie, New York Industrial Development Agency Senior Living Facilities
 Revenue -
   The Manor at Woodside Project (e)                                                17,250,000    5.38    1/18/01      17,250,000
                                                                                                                   --------------
                                                                                                                       67,428,064

North Carolina 0.8%
North Carolina GO (e)                                                               21,295,000    4.50   11/02/00      21,291,806

Ohio 1.6%
Franklin, Ohio MFHR - 260 East Naghten Street Project (e)                            6,250,000    5.05    8/01/01       6,250,000
Licking County, Ohio MFHR - Sharon Glyn II Apartments Project (e)                    3,500,000    4.65   10/01/01       3,500,000
Minster, Ohio 5.35% Local School District BAN                                       14,025,000    4.92    1/09/01      14,036,423
Ohio 4.25% Housing Finance Agency Mortgage Revenue                                  20,000,000    4.25    3/01/01      20,000,000
                                                                                                                   --------------
                                                                                                                       43,786,423

South Dakota 0.2%
South Dakota 4.60% HDA Revenue - Homeownership Project                               6,000,000    4.60    6/28/01       6,000,000

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                   Principal    Yield to   Maturity     Amortized
                                                                                    Amount      Maturity   Date (d)   Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Tennessee 0.8%
Marion County, Tennessee Environmental IDB EDR - Variform, Inc. Project (e)        $   7,000,000   4.75%     2/01/01   $   7,000,000
Nashville and Davidson County, Tennessee Metropolitan Government IDB
        Revenue - General Accident Insurance Company of America Project (e)            5,700,000   4.95     11/01/00       5,700,000
Sumner County, Tennessee 4.72% Capital Outlay                                          8,765,000   4.60      6/27/01       8,771,539
                                                                                                                         -----------
                                                                                                                          21,471,539

Texas 1.3%
Greater East Texas Higher Education Authority, Inc. Student Loan Revenue (e)           7,000,000   4.22      2/01/01       7,000,000
Greater Texas Student Loan Corporation Student Loan Revenue (e)                        3,300,000   4.22      2/01/01       3,300,000
                                                                                      10,000,000   4.25      2/01/01      10,000,000
Greater Texas Student Loan Corporation Student Loan Revenue Refunding (e)              8,000,000   4.28      3/01/01       8,000,000
Lower Colorado River Authority Revenue (e)                                             7,240,000   4.00     11/09/00       7,240,000
                                                                                                                         -----------
                                                                                                                          35,540,000

Virginia 0.1%
Newport News, Virginia 4.60% Redevelopment and Housing Authority Revenue - Walker
        Village Project                                                                2,450,000   4.60      4/01/01       2,450,000

Wisconsin 1.2%
Adams-Friendship, Wisconsin 4.98% School District TRAN                                 4,650,000   4.90     10/30/01       4,653,522
Denmark, Wisconsin 4.89% School District TRAN                                          3,100,000   4.75      8/28/01       3,103,406
Freedom, Wisconsin 4.95% Outagamie County School District TRAN                         3,000,000   4.90     10/23/01       3,001,379
Merrill, Wisconsin 4.94% Area Common Public School District                            6,350,000   4.90      9/27/01       6,352,152
Superior, Wisconsin 5.05% School District BAN                                         10,000,000   5.01      6/01/01      10,002,129
West Salem, Wisconsin 4.85% School District TRAN                                       4,100,000   4.80      8/24/01       4,101,562
Wisconsin Dells, Wisconsin 4.98% School District TRAN                                  2,955,000   4.85     10/30/01       2,958,633
                                                                                                                         -----------
                                                                                                                          34,172,783

Multiple States 3.4%
USBI Trust Pass-Thru Certificates, Class A (e):

        Series 1998-C                                                                 28,315,000   5.00     11/01/00      28,315,000
        Series 1998-D                                                                 34,750,000   4.75     12/01/00      34,750,000
        Series 1999-E                                                                 25,819,079   5.00      4/01/01      25,819,079
        Series 1999-G                                                                  4,000,000   5.25      5/01/01       4,000,000
                                                                                                                        ------------
                                                                                                                          92,884,079
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                    507,577,904
------------------------------------------------------------------------------------------------------------------------------------
Municipal Commercial Paper 2.3%
Arizona 0.3%
Arizona Industrial Commission Special Fund Tax-Exempt COP Refunding                    9,300,000   5.55     11/09/00       9,300,000

Georgia 0.6%
Georgia Municipal Gas Authority Gas Revenue - Southern Portfolio I Project            15,890,000   5.75     11/06/00      15,890,000

Hawaii 0.1%
Hawaii Department of Budget and Finance Special Purpose Mortgage Revenue - Citizens
        Utilities Company Project                                                      3,200,000   4.80     11/07/00       3,200,000

Texas 1.3%
Houston, Texas Airport System Revenue                                                 10,000,000   4.50     12/14/00      10,000,000
Houston, Texas Water and Sewer System Revenue                                         10,000,000   4.40     12/14/00      10,000,000
Texas Port Development Corporation Tender Marine Terminal Refunding Revenue -
        Mitsui & Company USA, Inc. Project                                            15,100,000   5.55     11/09/00      15,100,000
                                                                                                                        ------------
                                                                                                                          35,100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Commercial Paper                                                                                          63,490,000
------------------------------------------------------------------------------------------------------------------------------------
Annual Variable Rate Put Bonds 3.1%
Louisiana 0.5%
Plaquemines, Louisiana Port Harbor and Terminal District Port Facilities Revenue -
        Chevron Pipe Line Company Project                                             13,000,000   4.30      9/04/01      12,984,058

Mississippi 0.9%
Mississippi Regional Housing Authority Number II MFHR:
        Laurel Park Apartments Project                                                 7,800,000   4.80      6/01/01       7,800,000
        Terrace Park Apartments Project                                               10,500,000   4.95      5/01/01      10,500,000
Mississippi Regional Housing Authority Number 8 MFHR - Magnolia Park
        Apartments Project                                                             6,200,000   4.50      3/01/01       6,200,000
                                                                                                                        ------------
                                                                                                                          24,500,000

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                   Principal    Yield to  Maturity      Amortized
                                                                                    Amount      Maturity  Date (d)    Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------

Puerto Rico 0.5%
Puerto Rico Industrial, Medical and Environmental PCFA Revenue - Union Carbide
        Corporation Project                                                           $  13,340,000   5.10%    3/15/01   $13,340,000

Tennessee 0.2%
Brownsville, Tennessee IDB IDR - Dynametal Technologies, Inc. Project                     6,555,000   5.50     6/01/01     6,555,000

Texas 0.8%
Brazos River Authority PCR Refunding - Texas Utilities Electric Company Project          23,045,000   5.00     4/01/01    23,040,402

Multiple States 0.2%
Eastern States Tax-Exempt Mortgage Bond Trust                                             4,240,000   5.19     3/01/01     4,240,000
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Variable Rate Put Bonds                                                                                      84,659,460
------------------------------------------------------------------------------------------------------------------------------------
Semi-Annual Variable Rate Put Bonds 0.5%
Illinois 0.2%
Illinois DFA IDR - General Accident Insurance Company Project                             6,900,000   4.80     3/01/01     6,900,000

Kentucky 0.3%
Scottsville, Kentucky IDR - Sumitomo Electric Wiring Systems, Inc. Project                8,000,000   5.50    11/01/00     8,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Semi-Annual Variable Rate Put Bonds                                                                                 14,900,000
------------------------------------------------------------------------------------------------------------------------------------
Quarterly Variable Rate Put Bonds 0.1%
Minnesota
Minneapolis, Minnesota Revenue - Minneapolis Institute of the Arts Project                1,375,000   4.70    12/31/00     1,375,000
------------------------------------------------------------------------------------------------------------------------------------
Total Quarterly Variable Rate Put Bonds                                                                                    1,375,000
------------------------------------------------------------------------------------------------------------------------------------
Monthly Variable Rate Put Bonds 0.6%
Illinois 0.1%
Green Leaf Ventures, Inc. Tax-Exempt Bond Grantor Trust                                   2,000,000   4.80    12/01/00     2,000,000

Maryland 0.2%
Prince George's County, Maryland EDR Refunding - Capital View II LP Facility              6,380,000   4.85    12/01/00     6,380,000

Ohio 0.1%
Blue Bell Tax-Exempt Bond Grantor Trust                                                   1,621,272   4.90    12/01/00     1,621,272

Multiple States 0.2%
GAF Corporation Tax-Exempt Bond Grantor Trust                                             4,300,000   4.75    12/01/00     4,300,000
Johnson Controls, Inc. Tax-Exempt Bond Grantor Trust                                      2,345,000   4.50    12/01/00     2,345,000
                                                                                                                          ----------
                                                                                                                           6,645,000
------------------------------------------------------------------------------------------------------------------------------------
Total Monthly Variable Rate Put Bonds                                                                                     16,646,272
------------------------------------------------------------------------------------------------------------------------------------
Weekly Variable Rate Put Bonds 62.0%
Alabama 3.3%
Alabama HFA SFMR:

        Series C-1                                                                        1,405,000   4.75    11/08/00     1,405,000
        Series C-2                                                                       14,660,000   4.75    11/08/00    14,660,000
Alabama IDA IDR:
        Research Genetics, Inc. Project                                                   2,625,000   4.85    11/08/00     2,625,000
        Whitesell Project                                                                 3,950,000   4.80    11/08/00     3,950,000
Athens, Alabama IDB Revenue - Coilplus-Alabama, Inc. Project                              7,820,000   4.80    11/08/00     7,820,000
Bridgeport, Alabama IDB IDR - Beaulieu Nylon, Inc. Project                               10,000,000   4.70    11/08/00    10,000,000
Haleyville, Alabama IDB IDR - Cusseta Wood Products, Inc. Project                         1,240,000   4.65    11/08/00     1,240,000
Montgomery, Alabama Downtown Redevelopment Authority Revenue - Southern Poverty
        Law Project                                                                      15,000,000   4.55    11/08/00    15,000,000
Montgomery, Alabama IDB IDR:
        Asphalt Contractors, Inc. Project                                                 1,000,000   4.80    11/08/00     1,000,000
        Knox Kershaw, Inc. Project                                                        3,190,000   4.55    11/08/00     3,190,000
        Piknik Properties, Inc. Project                                                   6,000,000   4.70    11/08/00     6,000,000
Pell, Alabama IDB IDR - Kinder/Gorbel Project                                             1,585,000   4.70    11/08/00     1,585,000
Prattville, Alabama IDB IDR - Merchant Realty Company Project                             2,400,000   4.55    11/08/00     2,400,000
Ridge, Alabama Improvement District Revenue                                              13,335,000   4.70    11/08/00    13,335,000
Selma, Alabama IDB IDR - Specialty Minerals Project                                       4,000,000   4.55    11/08/00     4,000,000
Sulligent, Alabama IDB IDR - Alan White Company, Inc. Project                             2,000,000   4.65    11/08/00     2,000,000
                                                                                                                         -----------
                                                                                                                          90,210,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)             October 31, 2000
-------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                         Principal        Yield to    Maturity       Amortized
                                                                         Amount           Maturity    Date (d)      Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Arizona 0.2%
Chandler, Arizona IDA MFHR - Greentree Place Apartments Project          $ 6,106,000        5.20%      11/08/00     $  6,106,000

Arkansas 0.3%
Arkansas DFA EDR - Conestoga Wood Project                                  4,090,000        4.55       11/08/00        4,090,000
Hope, Arkansas IDR - Champion Parts, Inc. Project                            800,000        4.75       11/08/00          800,000
Trumann, Arkansas IDR - Roach Manufacturing Corporation Project            2,000,000        4.65       11/08/00        2,000,000
                                                                                                                    ------------
                                                                                                                       6,890,000

California 0.7%
Glenn, California IDA IDR - Land O' Lakes, Inc. Project                    2,900,000        4.65       11/08/00        2,900,000
Los Angeles, California Community Redevelopment Agency MFHR -
  Skyline at Southpark Project                                             4,400,000        5.25       11/08/00        4,400,000
Los Angeles County, California IDA IDR - Goldberg & Solovy Foods,
  Inc. Project                                                             2,725,000        5.70       11/08/00        2,725,000
Milpitas, California MFHR - Crossing at Montague Project                   4,500,000        6.70       11/08/00        4,500,000
Oxnard, California IDA IDR - O.G. Dehydrated, Inc. Project                 3,050,000        5.03       11/08/00        3,050,000
San Bernardino County, California COP - 1992 Justice Center/Airport
  Improvements Refunding Project                                           1,960,000        4.85       11/08/00        1,960,000
                                                                                                                    ------------
                                                                                                                      19,535,000

Colorado 0.5%
Aurora, Colorado IDR - Optima Batteries, Inc. Project                      3,430,000        4.65       11/08/00        3,430,000
Colorado HFA EDR - NTA Leasing Company Project                             1,975,000        4.75       11/08/00        1,975,000
Jefferson County, Colorado IDR - Accutronics, Inc. Project                 1,775,000        4.85       11/08/00        1,775,000
Lakewood, Colorado IDR - Verden Associates-Holiday Inn Project             2,700,000        5.25       11/08/00        2,700,000
Westminster, Colorado IDR - Lifecare International Project                 4,160,000        4.80       11/08/00        4,160,000
                                                                                                                    ------------
                                                                                                                      14,040,000

Florida 1.7%
Bay County, Florida Revenue - Methodist Homes Project                      3,635,000        4.60       11/08/00        3,635,000
Brevard County, Florida IDR - US Space Camp Foundation Project             3,540,000        4.60       11/08/00        3,540,000
Broward County, Florida HFA MFHR - Sawgrass Pines Apartments Project      12,000,000        5.05       11/08/00       12,000,000
Dade County, Florida IDA IDR - Engelhard/ICC Project                       8,500,000        5.25       11/08/00        8,500,000
Ithaka Partners II Trust Certificates                                      4,001,706        4.85       11/08/00        4,001,706
Jacksonville, Florida Economic Development Commission IDR -
  Tremron Jacksonville Project                                             3,000,000        5.00       11/08/00        3,000,000
Miami Beach, Florida Health Facilities Authority Hospital Revenue         11,410,000        4.58       11/08/00       11,410,000
                                                                                                                    ------------
                                                                                                                      46,086,706

Georgia 9.0%
Adairsville, Georgia Development Authority IDR - Sakai American
  Manufacturing Project                                                    6,200,000        5.25       11/08/00        6,200,000
Athens-Clarke County, Georgia IDA IDR - Nakanishi Manufacturing
  Corporation Project                                                      8,000,000        5.90       11/08/00        8,000,000
Bremen, Georgia Development Authority IDR - HL-A Company, Inc. Project     9,000,000        5.20       11/08/00        9,000,000
Bulloch County, Georgia Development Authority Solid Waste Disposal
  Revenue - Apogee Enterprises, Inc. Project                               5,400,000        4.53       11/08/00        5,400,000
Cherokee County, Georgia IDA Revenue - Piolax Corporation Project          7,000,000        5.40       11/08/00        7,000,000
Columbus, Georgia Development Authority Revenue Refunding - Jordan
  Company Project                                                          1,195,000        4.70       11/08/00        1,195,000
Georgia Municipal Gas Authority Gas Revenue - Agency Project:
  Series A                                                                51,800,000        5.60       11/08/00       51,800,000
  Series B                                                                13,500,000        5.60       11/08/00       13,500,000
  Series C                                                                24,990,000        5.60       11/08/00       24,990,000
Georgia Municipal Gas Authority Gas Revenue - Gas Portfolio II Project:
  Series A                                                                42,130,000        5.60       11/08/00       42,130,000
  Series B                                                                55,400,000        5.60       11/08/00       55,400,000
Newton County, Georgia IDA IDR - Komatsu Forklift USA, Inc. Project        7,500,000        5.85       11/08/00        7,500,000
Rockdale County, Georgia Development Authority IDR - Liochem, Inc.
  Project                                                                  8,000,000        5.90       11/08/00        8,000,000
Savannah, Georgia EDA IDR - Savannah Steel & Metal Company Project         1,290,000        4.93       11/08/00        1,290,000
Talbot County, Georgia Development Authority IDR - Douglas Asphalt
  Company Project                                                          1,715,000        4.60       11/08/00        1,715,000
Whitfield County, Georgia Development Authority Solid Waste Disposal
  Revenue - Aladdin Manufacturing Corporation Project                      3,100,000        4.53       11/08/00        3,100,000
                                                                                                                    ------------
                                                                                                                     246,220,000

Idaho 0.2%
Bonneville County, Idaho IDC IDR - Yellowstone Plastics Project            5,680,000        4.70       11/08/00        5,680,000

Illinois 5.9%
Arlington Heights, Illinois MFHR Refunding - Dunton Tower Apartments
  Project                                                                  7,050,000        5.25       11/08/00        7,050,000
Aurora, Kane & DuPage Counties, Illinois IDR - A & B Holdings LLC
  Project                                                                  1,145,000        4.80       11/08/00        1,145,000
Carol Stream, Illinois IDR - MI Enterprises Project                        2,250,000        4.65       11/08/00        2,250,000
Chicago, Illinois IDR - Bullen Midwest, Inc. Project                       1,910,000        4.77       11/08/00        1,910,000
Clinton, Illinois IDR - McElroy Metal Mill, Inc. Project                   1,385,000        4.68       11/08/00        1,385,000

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                         Principal        Yield to    Maturity       Amortized
                                                                         Amount           Maturity    Date (d)      Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Clipper Brigantine Tax-Exempt Certificates Trust:
  Series 1                                                             $  7,830,000        5.08%      11/08/00      $  7,830,000
  Series 2                                                               30,935,000        5.08       11/08/00        30,935,000
Cook County, Illinois GO                                                  3,795,000        4.58       11/08/00         3,795,000
Illinois DFA IDR:
  Homak Manufacturing Company, Inc. Project                               5,125,000        4.65       11/08/00         5,125,000
  Icon Metalcraft, Inc. Project                                           2,200,000        4.65       11/08/00         2,200,000
  Knead Dough Baking Company Project                                      5,720,000        4.65       11/08/00         5,720,000
  MTI Project                                                             4,000,000        5.90       11/08/00         4,000,000
  MZG Associates LLC Project                                              5,320,000        4.65       11/08/00         5,320,000
  THK America, Inc. Project                                               3,700,000        5.60       11/08/00         3,700,000
Illinois DFA Revenue - Provena Health Project                            66,600,000        4.65       11/08/00        66,600,000
Phoenix Realty Special Account MFHR - Brightons Mark Project              8,075,000        4.78       11/08/00         8,075,000
Springfield, Illinois Airport Authority Revenue - Allied-Signal,
  Inc. Project                                                            4,375,000        5.10       11/08/00         4,375,000
Woodridge, Illinois Industrial Revenue - McDavid Knee Guard Project       1,955,000        4.60       11/08/00         1,955,000
                                                                                                                    ------------
                                                                                                                     163,370,000

Indiana 0.8%
Ashley, Indiana EDR - Trin, Inc. Project                                  4,000,000        5.20       11/08/00         4,000,000
Brownsburg, Indiana EDR - Zanetis Enterprises Project                     2,500,000        4.70       11/08/00         2,500,000
Connersville, Indiana EDR - Ohio Valley Aluminum Company Project          9,000,000        4.65       11/08/00         9,000,000
Elkhart County, Indiana EDR - Four Seasons Housing, Inc. Project          3,000,000        4.75       11/08/00         3,000,000
Indianapolis, Indiana Industrial EDR - Roth Companies, Inc. Project       2,900,000        4.65       11/08/00         2,900,000
                                                                                                                    ------------
                                                                                                                      21,400,000

Iowa 0.4%
Indianola, Iowa Health Care Facility Revenue Refunding - The Village
  Project                                                                 5,280,000        4.65       11/08/00         5,280,000
Iowa Finance Authority IDR:
  Dixie Bedding Company Project                                           3,000,000        4.75       11/08/00         3,000,000
  First Cooperative Association Project                                   3,150,000        4.60       11/08/00         3,150,000
                                                                                                                    ------------
                                                                                                                      11,430,000

Kansas 0.9%
Kansas DFA MFHR - Trails of Garden City and Cottonwood of Liberal
  Projects                                                                4,740,000        4.65       11/08/00         4,740,000
La Cygne, Kansas Environmental Improvement Revenue Refunding - Kansas
  City Power & Light Company Project                                     14,440,000        5.40       11/08/00        14,440,000
Lawrence, Kansas IDR - ProSoCo Project                                    5,540,000        4.68       11/08/00         5,540,000
                                                                                                                    ------------
                                                                                                                      24,720,000

Kentucky 1.8%
Bardstown, Kentucky IBR - Linpac Materials Handling Project               6,200,000        4.65       11/08/00         6,200,000
Daviess County, Kentucky MFHR Refunding - Park Regency Apartments
  Project                                                                 4,155,000        4.65       11/08/00         4,155,000
Hancock County, Kentucky Solid Waste Disposal Revenue - NSA, Ltd.
  Project                                                                 7,815,000        4.70       11/08/00         7,815,000
Kentucky EDFA Revenue - Pooled Hospital Loan Program                     13,865,000        4.55       11/08/00        13,865,000
Madisonville, Kentucky IBR - Period, Inc. Project                         3,875,000        4.70       11/08/00         3,875,000
Russellville, Kentucky IBR - JS Technos Corporation Project               3,000,000        5.60       11/08/00         3,000,000
Somerset, Kentucky IBR - Tibbals Flooring Company Project                10,000,000        4.75       11/08/00        10,000,000
                                                                                                                    ------------
                                                                                                                      48,910,000

Louisiana 0.2%
Caddo-Bossier Parishes, Louisiana Port Commission Revenue:
  Oakley Louisiana Company Project                                        3,860,000        4.55       11/08/00         3,860,000
  Shreveport Fabricators Project                                          1,500,000        5.25       11/08/00         1,500,000
                                                                                                                    ------------
                                                                                                                       5,360,000

Maine 0.2%
Maine Finance Authority Revenue - William Arthur, Inc. Project:
  Series 1997                                                             1,500,000        4.65       11/08/00         1,500,000
  Series 1998                                                             3,500,000        4.65       11/08/00         3,500,000
                                                                                                                    ------------
                                                                                                                       5,000,000

Maryland 0.8%
Howard County, Maryland MFHR                                             10,665,000        4.68       11/08/00        10,665,000
Maryland EDC IDR - Lenmar, Inc. Project                                   5,605,000        4.58       11/08/00         5,605,000
Washington County, Maryland EDR - Tandy Project                           5,100,000        5.33       11/08/00         5,100,000
                                                                                                                    ------------
                                                                                                                      21,370,000

Massachusetts 0.3%
Massachusetts Industrial Finance Agency IDR - Portland Causeway
  Realty Trust                                                            2,600,000        4.80       11/08/00         2,600,000
Salem, Massachusetts IDFA IDR - Applied Extrusion Technologies,
  Inc. Project                                                            6,500,000        4.80       11/08/00         6,500,000
                                                                                                                    ------------
                                                                                                                       9,100,000

Michigan 1.2%
Lansing, Michigan Limited Obligation EDC IDR - Ashland Oil, Inc.
  Project                                                                 1,400,000        6.08       11/08/00         1,400,000
Michigan Job Development Authority PCR - Mazda Motor Manufacturing USA
  Corporation Project                                                    11,200,000        5.90       11/08/00        11,200,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                               Principal    Yield to    Maturity     Amortized
                                                                               Amount       Maturity    Date (d)    Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Ltd. Obligation Revenue:
        Alpha Technology Corporation Project                                  $ 5,000,000     5.20%     11/08/00    $ 5,000,000
        Drake Enterprises Project                                               4,300,000     4.65      11/08/00      4,300,000
        Height Investments Project                                              5,500,000     4.65      11/08/00      5,500,000
        Midwest Kellering Company Project                                       3,000,000     4.65      11/08/00      3,000,000
        Sligh Furniture Company Project                                         3,600,000     4.65      11/08/00      3,600,000
                                                                                                                    -----------
                                                                                                                     34,000,000

Minnesota 1.4%
Burnsville, Minnesota Housing Revenue - Provence LLC Project                   12,650,000     4.85      11/08/00     12,650,000
East Grand Forks, Minnesota Solid Waste Disposal Revenue -
        American Crystal Sugar Company Project                                  5,750,000     4.65      11/08/00      5,750,000
New Brighton, Minnesota IDR - Donatelle Holdings Project                        2,875,000     4.80      11/08/00      2,875,000
Osseo, Minnesota Independent School District Number 279 Trust Certificates      6,390,000     4.75      11/08/00      6,390,000
Princeton, Minnesota IDR - Plastic Products Company, Inc. Project               1,000,000     4.80      11/08/00      1,000,000
Red Wing, Minnesota Port Authority IDR - DL Ricci Corporation Project           1,455,000     4.80      11/08/00      1,455,000
St. Louis Park, Minnesota Health Care Facilities Revenue Trust Certificates     7,000,000     4.65      11/08/00      7,000,000
                                                                                                                    -----------
                                                                                                                     37,120,000

Mississippi 0.4%
Mississippi Business Finance Corporation IDR:
        American Metal Sales, Inc. Project                                      3,300,000     5.15      11/08/00      3,300,000
        Barclay Furniture Company Project                                       1,300,000     4.70      11/08/00      1,300,000
        Polks Meat Products, Inc. Project                                       4,100,000     5.05      11/08/00      4,100,000
        Jimmy Sanders, Inc. Project                                             1,900,000     4.55      11/08/00      1,900,000
                                                                                                                    -----------
                                                                                                                     10,600,000

Missouri 1.3%
Hannibal, Missouri IDA Industrial Revenue - Buckhorn Rubber Products Project    3,300,000     4.65      11/08/00      3,300,000
Lees Summit, Missouri IDA MFHR                                                 11,030,000     4.68      11/08/00      1,030,000
Missouri Development Finance Board IDR - MFA, Inc. Project:
        Series A                                                                1,990,000     4.60      11/08/00      1,990,000
        Series B                                                                  765,000     4.60      11/08/00        765,000
Missouri Economic Development Export and Infrastructure Board IDR:
        Series A                                                                1,735,000     4.85      11/08/00      1,735,000
        Series D                                                                2,020,000     4.85      11/08/00      2,020,000
St. Charles County, Missouri IDA IDR - Craftsmen Industries Project             6,195,000     4.63      11/08/00      6,195,000
St. Joseph, Missouri IDA IDR - Albaugh, Inc. Project                            2,000,000     4.68      11/08/00      2,000,000
Washington, Missouri IDA IDR - Clemco Industries Project                        5,000,000     4.63      11/08/00      5,000,000
West Plains, Missouri IDA IDR - West Plains Manor Project                       2,200,000     4.70      11/08/00      2,200,000
                                                                                                                    -----------
                                                                                                                     36,235,000

Nebraska 0.3%
Buffalo County, Nebraska IDR - Agrex, Inc. Project                              2,510,000     4.55      11/08/00      2,510,000
Nuckolls County, Nebraska IDR - Agrex, Inc. Project                             5,100,000     4.55      11/08/00      5,100,000
                                                                                                                    -----------
                                                                                                                      7,610,000

New Hampshire 0.2%
New Hampshire Business Finance Authority Industrial Facility Revenue -
        Nickerson Assembly Company Project                                      1,540,000     4.70      11/08/00      1,540,000
New Hampshire IDA Industrial Facility Revenue - Ferrofluidics Corporation -
        1984 Nashua Series Project                                              5,000,000     4.95      11/08/00      5,000,000
                                                                                                                    -----------
                                                                                                                      6,540,000

New Jersey 0.2%
New Jersey EDA EDR - Epitaxx, Inc. Project                                      5,000,000     5.90      11/08/00      5,000,000

New Mexico 0.5%
Bernalillo County, New Mexico MFHR - Westwood Villas Project                   13,360,000     5.23      11/08/00     13,360,000

New York 0.6%
Islip, New York IDA IDR - Radiation Dynamics Project                            6,000,000     5.90      11/08/00      6,000,000
Ontario County, New York IDA IDR Refunding - Seneca Foods Corporation Project   5,185,000     4.70      11/08/00      5,185,000
Wayne County, New York IDA IDR - Seneca Foods Corporation Project               5,060,000     4.70      11/08/00      5,060,000
                                                                                                                    -----------
                                                                                                                     16,245,000

North Carolina 1.1%
Alleghany County, North Carolina Industrial Facilities and PCFA IDR -
        Spring-Ford Knitting Company, Inc. Project                              1,500,000     4.93      11/08/00      1,500,000

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                               Principal    Yield to    Maturity     Amortized
                                                                               Amount       Maturity    Date (d)    Cost (Note 2)
----------------------------------------------------------------------------------------------------------------------------------
Buncombe County, North Carolina Industrial Facilities and PCFA Revenue -
        Rich Mount, Inc. Project                                              $ 3,295,000      5.85%    11/08/00    $ 3,295,000
Craven County, North Carolina Industrial Facilities and PCFA IDR -
        Wheatstone Corporation Project                                          3,440,000      4.93     11/08/00      3,440,000
Gaston County, North Carolina Industrial Facilities and PCFA IDR -
        Spring-Ford Knitting Company, Inc. Project                              3,000,000      4.93     11/08/00      3,000,000
Hoke County, North Carolina Industrial Facilities and PCFA IDR -
        Triangle Building Supply, Inc. Project                                  2,125,000      4.93     11/08/00      2,125,000
Mecklenburg County, North Carolina Industrial Facilities and PCFA Industrial
        Revenue - Murata Wiedemann, Inc. Project                                5,300,000      5.85     11/08/00      5,300,000
North Carolina Agricultural Finance Authority Agricultural Development
        Revenue - J.E. Jones Lumber Company Project                             1,400,000      4.60     11/08/00      1,400,000
North Carolina Ports Authority Exempt Facility Revenue -
        Jordan Lumber & Supply, Inc. Project                                    4,285,000      4.93     11/08/00      4,285,000
Rutherford County, North Carolina Industrial Facilities and PCFA IDR -
        Spring-Ford Industries, Inc. Project                                    5,320,000      4.93     11/08/00      5,320,000
                                                                                                                    -----------
                                                                                                                     29,665,000

North Dakota 0.1%
Traill County, North Dakota Solid Waste Disposal Revenue -
        American Crystal Sugar Company Project                                  3,580,000      4.65     11/08/00      3,580,000

Ohio 1.4%
Clipper Tax-Exempt Trust COP                                                   25,783,000      4.68     11/08/00     25,783,000
Cuyahoga County, Ohio IDR - Edge Seal Technologies, Inc. and
        One Industry Drive, Inc. Project                                        2,000,000      4.65     11/08/00      2,000,000
Gallia County, Ohio IDR - Harsco Corporation Project                            3,500,000      5.43     11/08/00      3,500,000
Ohio Housing Finance Agency MFHR - Hunters Glen Apartments Project              5,370,000      4.65     11/08/00      5,370,000
Summit County, Ohio IDR - LKL Properties, Inc. Project                            725,000      6.65     11/08/00        725,000
                                                                                                                    -----------
                                                                                                                     37,378,000

Oklahoma 0.3%
Broken Arrow, Oklahoma EDA IDR - Paragon Films, Inc. Project                    7,030,000      4.78     11/08/00      7,030,000

Oregon 0.3%
Portland, Oregon Housing Authority MFHR                                         7,340,000      4.78     11/08/00      7,340,000

Pennsylvania 1.5%
Bradford County, Pennsylvania IDA Revenue - State Aggregates, Inc. Project      4,000,000      4.55     11/08/00      4,000,000
Northeastern Pennsylvania Hospital and Education Authority Health Care
        Revenue - Wyoming Valley Health Care Project                           25,000,000      4.55     11/08/00     25,000,000
Northumberland County, Pennsylvania IDA Revenue -
        Drug Plastics and Glass Company Project                                 4,165,000      4.55     11/08/00      4,165,000
Pennsylvania EDFA Revenue:
        Series C-3                                                              4,290,000      4.55     11/08/00      4,290,000
        Series C-4                                                              3,305,000      4.55     11/08/00      3,305,000
                                                                                                                    -----------
                                                                                                                     40,760,000

South Carolina 2.5%
Charleston County, South Carolina Industrial Revenue - Tandy Corporation
        Project                                                                 1,000,000      5.75     11/08/00      1,000,000
Fairfield County, South Carolina Industrial Revenue - Fuji Copian Corporation
        Project                                                                 9,000,000      5.85     11/08/00      9,000,000
Lee County, South Carolina IDR - WPJ Realty, Inc. Project                       2,700,000      4.53     11/08/00      2,700,000
Richland County, South Carolina IDR - Ashland Oil Project                       1,400,000      6.08     11/08/00      1,400,000
South Carolina Jobs EDA EDR:
        Carolina Cotton Works, Inc. Project                                     2,700,000      4.63     11/08/00      2,700,000
        Glo-Tex Chemicals, Inc. Project                                         2,400,000      4.93     11/08/00      2,400,000
        Sea Pro Boats, Inc. Project                                             1,460,000      4.63     11/08/00      1,460,000
South Carolina Jobs EDA IDR:
        Quoizel, Inc. Project                                                   6,925,000      4.60     11/08/00      6,925,000
        Roller Bearing Company of America, Inc. Project                         5,000,000      5.23     11/08/00      5,000,000
South Carolina Jobs EDA Revenue                                                36,995,000      4.58     11/08/00     36,995,000
                                                                                                                    -----------
                                                                                                                     69,580,000

South Dakota 0.4%
Aberdeen, South Dakota IDR - Lomar Development Company Project                     75,000      5.15     11/08/00         75,000
Brookings, South Dakota IDR - Lomar Development Company Project                 2,000,000      5.15     11/08/00      2,000,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
              STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                         Principal  Yield to  Maturity  Amortized
                                                                                           Amount   Maturity  Date (d) Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
Hutchinson County, South Dakota IDR - Dakota Plains Ag Center LLC                       $ 1,000,000   4.60%   11/08/00  $  1,000,000
South Dakota HDA Revenue - Housing Development Project                                    8,255,000   4.75    11/08/00     8,255,000
                                                                                                                        ------------
                                                                                                                          11,330,000

Tennessee 4.0%
Carter County, Tennessee IDB MFHR Refunding - Willow Run Apartments Project               6,675,000   4.65    11/08/00     6,675,000
Coffee County, Tennessee Industrial Board, Inc. IDR - McKey Perforated Products Project   2,500,000   4.70    11/08/00     2,500,000
Cumberland County, Tennessee IDB Exempt Facilities Revenue -
   Fairfield Glade Community Club                                                         7,000,000   4.63    11/08/00     7,000,000
Dover, Tennessee IDB Revenue - Nashville Wire Products Manufacturing Company Project      2,700,000   4.68    11/08/00     2,700,000
Hamilton County, Tennessee IDB IDR:
   Hamilton Plastics, Inc. Project                                                        3,350,000   4.68    11/08/00     3,350,000
   Komatsu America Manufacturing Corporation Project                                      5,400,000   4.75    11/08/00     5,400,000
Jackson, Tennessee Health, Educational and Housing Facility Board MFHR -
   Park Ridge Apartments Project                                                          5,000,000   5.15    11/08/00     5,000,000
Jackson, Tennessee Health, Educational and Housing Facility Board Revenue -
   Union University Project                                                               4,400,000   4.53    11/08/00     4,400,000
Johnson City, Tennessee Health and Educational Facilities Board Hospital Revenue         42,815,000   4.53    11/08/00    42,815,000
Knox County, Tennessee Health, Educational and Housing Facilities Board Revenue -
   Holston Long Term Care Project                                                         3,800,000   4.60    11/08/00     3,800,000
Memphis, Tennessee City Revenue Finance Corporation MFHR                                 14,990,000   4.83    11/08/00    14,990,000
Montgomery County, Tennessee IDB IDR - Nashville Wire Products Project                    3,400,000   4.68    11/08/00     3,400,000
Nashville and Davidson County, Tennessee Metropolitan Government IDB
   MFHR Refunding - Beechwood Terrace, Ltd. Project                                       8,995,000   4.55    11/08/00     8,995,000
                                                                                                                        ------------
                                                                                                                         111,025,000

Texas 3.4%
Arlington, Texas Independent School District GO Certificates                              5,900,000   4.58    11/08/00     5,900,000
Austin County, Texas IDC IDR - Gulf States Toyota, Inc. Project                           3,750,000   5.10    11/08/00     3,750,000
Bastrop County, Texas IDC Industrial Revenue - Biocrest Partners LP Project               3,230,000   5.10    11/08/00     3,230,000
Bexar County, Texas HFC MFHR - UTSA Apartments Project                                    3,700,000   5.13    11/08/00     3,700,000
Bexar County, Texas Health Facilities Development Corporation Revenue                     5,620,000   5.03    11/08/00     5,620,000
Bexar County, Texas IDC IDR - Coilplus - Texas, Inc. Project                              2,000,000   5.20    11/08/00     2,000,000
Deer Park, Texas Port Development Corporation IDR - Ashland Oil, Inc. Project             4,700,000   6.08    11/08/00     4,700,000
Harris County, Texas Health Facilities Development Corporation Revenue:
   Series PA 549                                                                          8,995,000   4.93    11/08/00     8,995,000
   Series PT 443                                                                          4,430,000   5.03    11/08/00     4,430,000
Harris County, Texas IDC IDR - North American Galvanizing Project                         4,525,000   4.65    11/08/00     4,525,000
Houston, Texas Independent School District GO                                            10,000,000   4.58    11/08/00    10,000,000
Montgomery County, Texas IDC IDR - Porous Media, Ltd. Project                             3,100,000   4.85    11/08/00     3,100,000
North Central Texas Health Facility Development Corporation Revenue                       6,010,000   5.03    11/08/00     6,010,000
Robstown, Texas IDC IDR - Concrete Pipe and Products Company, Inc. Project                2,000,000   4.60    11/08/00     2,000,000
Southeast Texas HFC MFHR                                                                 10,920,000   4.73    11/08/00    10,920,000
Waco, Texas IDC IDR - Chad A. Greif Trust Project                                         6,300,000   4.68    11/08/00     6,300,000
Waxahachie, Texas IDA Waste Disposal Revenue - Temple/Re-Con, Inc. Project                8,200,000   5.00    11/08/00     8,200,000
                                                                                                                        ------------
                                                                                                                          93,380,000

Virginia 0.7%
Alexandria, Virginia Redevelopment and Housing Authority MFHR                            16,820,000   4.68    11/08/00    16,820,000
Chesapeake, Virginia Redevelopment and Housing Authority MFHR -
   Tidewater House LP Project                                                             3,131,000   4.65    11/08/00     3,131,000
                                                                                                                        ------------
                                                                                                                          19,951,000

Washington 0.0%
Pierce County, Washington EDC Revenue - Brown & Haley Project                               835,000   5.65    11/08/00       835,000

Wisconsin 1.7%
Appleton, Wisconsin IDR:
   Graphic Communications Project                                                         2,100,000   4.60    11/08/00     2,100,000
   Great Northern Corporation Project                                                     1,500,000   4.60    11/08/00     1,500,000
Ashland, Wisconsin IDR - Larson-Juhl US LLC Project                                       4,600,000   4.58    11/08/00     4,600,000
Ashwaubenon, Wisconsin IDR:
   Pioneer Metal Finishing, Inc. Project                                                  1,615,000   5.05    11/08/00     1,615,000
   Valley Packaging Supply Company Project                                                2,425,000   4.70    11/08/00     2,425,000
Belgium, Wisconsin IDR - Trimen Industries Project                                        1,250,000   4.65    11/08/00     1,250,000
Columbus, Wisconsin IDR - Maysteel Corporation Project                                    2,000,000   4.85    11/08/00     2,000,000
Combined Locks, Wisconsin IDR - Appleton Papers, Inc. Project                             4,300,000   4.70    11/08/00     4,300,000

--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                     Principal   Yield to  Maturity      Amortized
                                                                                       Amount    Maturity  Date (d)    Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------------
De Pere, Wisconsin IDR - Cleaning Systems, Inc. Project                           $   3,625,000    4.60%               $  3,625,000
Eau Claire, Wisconsin IDR - Eau Claire Press Company Project                          2,850,000    4.60                   2,850,000
Franklin, Wisconsin IDR:
   Howard Henz Company, Inc. Project                                                  2,625,000    4.70                   2,625,000
   Smyczek/ECS Project                                                                2,000,000    4.75                   2,000,000
Kiel, Wisconsin IDR - Household Utilities, Inc. Project                               3,000,000    4.70                   3,000,000
Ladysmith, Wisconsin Solid Waste Disposal Facility Revenue - CityForest
   Corporation Project                                                                2,700,000    5.10                   2,700,000
Merrill, Wisconsin IDR - C&H Packaging Company, Inc. Project                            100,000    4.60                     100,000
Middleton, Wisconsin IDR - Fristam Pumps, Inc. Project                                2,100,000    4.70                   2,100,000
Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding -
   Helwig Carbon Products Project                                                     3,500,000    4.70                   3,500,000
New London, Wisconsin IDR - Steel King Industries, Inc. Project                       2,520,000    4.80                   2,520,000
Rhinelander, Wisconsin Industrial Revenue - American Plastics Company Project            65,000    4.60                      65,000
Sturgeon Bay, Wisconsin IDR - Midwest Wire Realty Project                             1,000,000    4.65                   1,000,000
West Bend, Wisconsin IDR - BesTech Tool Corporation Project                           1,600,000    4.60                   1,600,000
                                                                                                                     --------------
                                                                                                                         47,475,000

Wyoming 0.2%
Campbell County, Wyoming IDR - Powder Basin Properties Project                        5,635,000    4.75                   5,635,000

Multiple States 11.1%
Capital Realty Investments Tax-Exempt Fund, Ltd. Floating Rate Certificates:
   Series 1996-4                                                                     38,770,000    4.67                  38,770,000
   Series 1996-5                                                                     27,135,000    4.62                  27,135,000
Charter Mac Floating Rate Certificate Trust I Certificates                           33,500,000    4.58                  33,500,000
Clipper Tax-Exempt Trust COP                                                        124,102,000    4.68                 124,102,000
Macon Trust Pooled Certificates                                                      49,660,000    4.68    11/08/00      49,660,000
Pitney Bowes Credit Corporation Leasetops Trusts                                     11,368,305    4.68    11/08/00      11,368,305
Puttable Floating Option Tax-Exempt Receipts                                          5,485,000    4.72    11/08/00       5,485,000
                                                                                     15,803,000    4.73    11/08/00      15,803,000
                                                                                                                     --------------
                                                                                                                        305,823,305
------------------------------------------------------------------------------------------------------------------------------------
Total Weekly Variable Rate Put Bonds                                                                                  1,702,925,011
------------------------------------------------------------------------------------------------------------------------------------
Daily Variable Rate Put Bonds 11.6%
Arkansas 0.1%
Greene County, Arkansas IDR - Jimmy Sanders, Inc. Project                             4,200,000    4.55                   4,200,000

District of Columbia 5.2%
District of Columbia Revenue - Medlantic Project:
   Series B                                                                          74,600,000    5.60                  74,600,000
   Series C                                                                          69,200,000    5.60                  69,200,000
                                                                                                                     --------------
                                                                                                                        143,800,000

Illinois 0.4%
Illinois DFA Revenue - Provena Health Project                                         8,000,000    5.10                   8,000,000
Southwestern Illinois Development Authority Environmental Improvement Revenue -
   Shell Oil Company Wood River Project                                               3,600,000    4.75                   3,600,000
                                                                                                                     --------------
                                                                                                                         11,600,000

Iowa 0.2%
Iowa Finance Authority Solid Waste Disposal Revenue - Cedar River Paper Company
   Project                                                                            5,300,000    4.75                   5,300,000

Kentucky 1.6%
Lehman Brothers, Inc. Floating Pooled Trust Receipts (c)                             43,825,000    4.80                  43,825,000

Nevada 0.6%
Washoe County, Nevada Water Facilities Revenue - Sierra Pacific Power Company
Project                                                                              16,200,000    4.75                  16,200,000

New York 1.2%
New York, New York IDA IDR - Nippon Cargo Airlines Company, Ltd. Project             32,200,000    5.50                  32,200,000

Oregon 0.2%
Oregon EDR - SP Newsprint Company Project                                             6,000,000    4.75                   6,000,000

SCHEDULES OF INVESTMENTS IN SECURITIES (continued)              October 31, 2000
--------------------------------------------------------------------------------
                STRONG MUNICIPAL MONEY MARKET FUND (continued)

                                                                                 Principal  Yield to  Maturity   Amortized
                                                                                  Amount    Maturity  Date (d) Cost (Note 2)
------------------------------------------------------------------------------------------------------------------------------
Texas 0.5%
Brazos River/Brazoria County, Texas Harbor Navigational District
           Environmental Facilities Revenue - Merey Sweeny LP Project          $ 1,100,000   4.80%    11/01/00 $     1,100,000
Calhoun County, Texas Navigation IDA Port Revenue - British Petroleum
 Company Project                                                                 4,600,000   4.70     11/01/00       4,600,000
Gulf Coast Waste Disposal Authority - Amoco Oil Company Project                  6,600,000   4.75     11/01/00       6,600,000
West Side Calhoun County, Texas Navigation District Sewer & Solid
        Waste Disposal -BP Chemicals, Inc. Project                               1,500,000   4.75     11/01/00       1,500,000
                                                                                                               ---------------
Virginia 0.4%                                                                                                       13,800,000
Richmond Virginia IDA Revenue - Cogentrix of Richmond Project:
        Series A                                                                 6,800,000   4.85     11/01/00       6,800,000
        Series B                                                                 3,500,000   4.85     11/01/00       3,500,000
                                                                                                               ---------------
Wyoming 1.2%                                                                                                        10,300,000
Converse County, Wyoming Environmental Improvement Revenue -
 PacifiCorp Project                                                              3,000,000   4.85     11/01/00       3,000,000
Lincoln County, Wyoming Environmental Improvement Revenue -
 PacifiCorp Project                                                              7,500,000   4.85     11/01/00       7,500,000
Sweetwater County, Wyoming Environmental Improvement Revenue -
 PacifiCorp Project                                                             21,400,000   4.85     11/01/00      21,400,000
                                                                                                               ---------------
                                                                                                                    31,900,000
------------------------------------------------------------------------------------------------------------------------------
Total Daily Variable Rate Put Bonds                                                                                319,125,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 98.7%                                                                            2,710,698,647
Other Assets and Liabilities, Net 1.3%                                                                              34,811,834
------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                              $ 2,745,510,481
==============================================================================================================================

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year.
(b) Restricted security.
(c) All or a portion of security is pledged or segregated as collateral on open futures contracts, open written option contracts, or when-issued securities.
(d) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(e) Variable rate security.
(f) When-issued security.
(g) Affiliated Issuer (See Note 8 of  Notes  to  Financial  Statements).
(h) See  Note 2(I) of Notes to Financial Statements.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
--------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:

BAN    -- Bond Anticipation Notes                        IBR    -- Industrial Building Revenue
BP     -- Basis Points                                   IDA    -- Industrial Development Authority
CDA    -- Commercial Development Authority               IDB    -- Industrial Development Board
CDR    -- Commercial Development Revenue                 IDC    -- Industrial Development Corporation
COP    -- Certificates of Participation                  IDFA   -- Industrial Development Finance Authority
DFA    -- Development Finance Authority                  IDR    -- Industrial Development Revenue
EDA    -- Economic Development Authority                 IFA    -- Investment Finance Authority
EDC    -- Economic Development Corporation               MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
EDFA   -- Economic Development Finance Authority         MFHR   -- Multi-Family Housing Revenue
EDR    -- Economic Development Revenue                   MFMR   -- Multi-Family Mortgage Revenue
EFA    -- Educational Facilities Authority               PCFA   -- Pollution Control Financing Authority
EXTRAS -- Extendable Rate Adjustable Securities          PCR    -- Pollution Control Revenue
GO     -- General Obligation                             RAN    -- Revenue Anticipation Notes
HDA    -- Housing Development Authority                  SFHR   -- Single Family Housing Revenue
HDC    -- Housing Development Corporation                SFMR   -- Single Family Mortgage Revenue
HFA    -- Housing Finance Authority                      TAN    -- Tax Anticipation Notes
HFC    -- Housing Finance Corporation                    TRAN   -- Tax and Revenue Anticipation Notes
IBA    -- Industrial Building Authority

                      See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2000

                                                                        (In Thousands, Except As Noted)

                                                                   Strong Advantage        Strong Municipal
                                                                        Fund                Advantage Fund
                                                                   ----------------        ----------------
Assets:
Investments in Securities, at Value

        Unaffiliated Issuers (Cost of $2,562,015 and $1,574,803)   $     2,539,182         $     1,553,655
        Affiliated Issuers (Cost of $0 and $27,500)                             --                  27,500
Receivable for Securities Sold                                               2,001                  15,091
Receivable for Fund Shares Sold                                                792                   7,073
Dividends and Interest Receivable                                           26,992                  21,257
Paydown Receivable                                                           1,084                      --
Other Assets                                                                    20                     237
                                                                   ---------------         ---------------
Total Assets                                                             2,570,071               1,624,813

Liabilities:
Payable for Securities Purchased                                            46,348                   1,501
Payable for Fund Shares Redeemed                                               872                      36
Dividends Payable                                                           13,455                   6,471
Variation Margin Payable                                                        85                      --
Accrued Operating Expenses and Other Liabilities                             5,351                   1,658
                                                                   ---------------         ---------------
Total Liabilities                                                           66,111                   9,666
                                                                   ---------------         ---------------
Net Assets                                                         $     2,503,960         $     1,615,147
                                                                   ===============         ===============

Net Assets Consist of:
        Capital Stock (par value and paid-in capital)              $     2,555,627         $     1,645,107
        Accumulated Net Realized Loss                                      (27,193)                 (8,430)
        Net Unrealized Depreciation                                        (24,474)                (21,530)
                                                                   ---------------         ---------------
        Net Assets                                                 $     2,503,960         $     1,615,147
                                                                   ===============         ===============

Investor Class ($ and shares in full)
        Net Assets                                                 $ 2,156,106,262         $ 1,193,425,208
        Capital Shares Outstanding (Unlimited Number Authorized)       218,235,801             241,305,272

Net Asset Value Per Share                                          $          9.88         $          4.95
                                                                   ===============         ===============

Institutional Class ($ and shares in full)
        Net Assets                                                 $   347,825,775         $   421,613,430
        Capital Shares Outstanding (Unlimited Number Authorized)        35,226,895              85,212,070

Net Asset Value Per Share                                          $          9.87         $          4.95
                                                                   ===============         ===============

Advisor Class ($ and shares in full)
        Net Assets                                                 $        28,390         $       108,797
        Capital Shares Outstanding (Unlimited Number Authorized)             2,874                  22,017

Net Asset Value Per Share                                          $          9.88         $          4.94
                                                                   ===============         ===============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
October 31, 2000

                                                             (In Thousands, Except As Noted)

                                                                     Strong Heritage
                                                                       Money Fund
                                                                     ----------------
Assets:
  Investments in Securities, at Amortized Cost                        $    1,678,998
  Interest Receivable                                                          3,250
  Other Assets                                                                    49
                                                                      --------------
  Total Assets                                                             1,682,297

Liabilities:
  Dividends Payable                                                            8,494
  Accrued Operating Expenses and Other Liabilities                                68
                                                                      --------------
  Total Liabilities                                                            8,562
                                                                      --------------
Net Assets                                                            $    1,673,735
                                                                      ==============

Net Assets Consist of:

Investor Class ($ and shares in full)
  Capital Stock (par value and paid-in capital)                       $1,438,355,008
                                                                      ==============
  Capital Shares Outstanding (Unlimited Number Authorized)             1,438,355,008

Net Asset Value Per Share                                             $         1.00
                                                                      ==============

Institutional Class ($ and shares in full)
  Capital Stock (par value and paid-in capital)                       $  235,365,433
                                                                      ==============
  Capital Shares Outstanding (Unlimited Number Authorized)               235,365,433

Net Asset Value Per Share                                             $         1.00
                                                                      ==============

Advisor Class ($ and shares in full)
  Capital Stock (par value and paid-in capital)                       $       15,000
                                                                      ==============
  Capital Shares Outstanding (Unlimited Number Authorized)                    15,000

Net Asset Value Per Share                                             $         1.00
                                                                      ==============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
October 31, 2000

                                                                           (In Thousands, Except Per Share Amount)

                                                                        Strong           Strong        Strong Municipal
                                                                      Investors        Money Market       Money Market
                                                                      Money Fund           Fund               Fund
                                                                      ----------       ------------     ----------------
Assets:
  Investments in Securities, at Amortized Cost                        $  663,630       $ 2,044,469        $ 2,710,699
  Receivable for Securities Sold                                              --                --             26,238
  Receivable for Fund Shares Sold                                             --               266                 --
  Interest Receivable                                                      1,325             4,153             18,212
  Other Assets                                                                 4                45                290
                                                                      ----------       -----------         ----------
  Total Assets                                                           664,959         2,048,933          2,755,439

Liabilities:
  Payable for Fund Shares Redeemed                                            --             3,208                  5
  Dividends Payable                                                        3,491            10,057              9,716
  Accrued Operating Expenses and Other Liabilities                            81               147                208
                                                                      ----------       -----------         ----------
  Total Liabilities                                                        3,572            13,412              9,929
                                                                      ----------       -----------         ----------
Net Assets                                                            $  661,387       $ 2,035,521        $ 2,745,510
                                                                      ==========       ===========         ==========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                       $  661,387       $ 2,035,521        $ 2,745,510
                                                                      ==========       ===========        ===========
  Capital Shares Outstanding (Unlimited Number Authorized)               661,387         2,035,521          2,745,510

Net Asset Value Per Share                                             $     1.00        $     1.00        $      1.00
                                                                      ==========        ==========        ===========

                      See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                        (In Thousands)


                                                                                     Strong Advantage Fund
                                                                            -----------------------------------------
                                                                              Period Ended             Year Ended
                                                                            October 31, 2000        February 29, 2000
                                                                            ----------------        -----------------
                                                                                (Note 1)
Income:
  Interest                                                                     $ 116,399                $ 169,012
  Dividends                                                                        4,056                    5,163
                                                                               ---------                ---------
  Total Income                                                                   120,455                  174,175

Expenses:
  Investment Advisory Fees                                                         5,457                   12,516
  Administrative Fees - Investor Class                                             3,840                    2,929
  Administrative Fees - Institutional Class                                           44                       17
  Custodian Fees                                                                      50                       88
  Shareholder Servicing Costs - Investor Class                                     1,839                    2,856
  Shareholder Servicing Costs - Institutional Class                                   33                       13
  Reports to Shareholders - Investor Class                                           500                      706
  Reports to Shareholders - Institutional Class                                       --                       17
  Transfer Agency Banking Charges - Investor Class                                    79                       64
  Transfer Agency Banking Charges - Institutional Class                               --                        5
  Other                                                                              243                      256
                                                                               ---------                ---------
  Total Expenses before Fees Paid Indirectly by Advisor                           12,085                   19,467
  Fees Paid Indirectly by Advisor (Note 3) - Institutional Class                      (2)                      --
                                                                               ---------                ---------
  Expenses, Net                                                                   12,083                   19,467
                                                                               ---------                ---------
Net Investment Income                                                            108,372                  154,708

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
   Investments                                                                   (13,075)                  (8,319)
   Futures Contracts and Options                                                  (2,701)                   5,053
                                                                               ---------                ---------
   Net Realized Loss                                                             (15,776)                  (3,266)
  Net Change in Unrealized Appreciation/Depreciation on:
   Investments                                                                    19,556                  (17,435)
   Futures Contracts and Options                                                  (1,591)                    (694)
                                                                               ---------                ---------
   Net Change in Unrealized Appreciation/Depreciation                             17,965                  (18,129)
                                                                               ---------                ---------
Net Gain (Loss) on Investments                                                     2,189                  (21,395)
                                                                               ---------                ---------
Net Increase in Net Assets Resulting from Operations                           $ 110,561                $ 133,313
                                                                               =========                =========

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                      (In Thousands)


                                                                              Strong Municipal Advantage Fund
                                                                         ---------------------------------------
                                                                           Period Ended           Year Ended
                                                                         October 31, 2000      February 29, 2000
                                                                         ----------------      -----------------
                                                                             (Note 1)
Income:
  Interest                                                                   $ 54,969              $ 99,318
  Dividends - Affiliated Issuers                                                3,124                 1,985
                                                                             --------              --------
  Total Income                                                                 58,093               101,303

Expenses:
  Investment Advisory Fees                                                      5,043                12,243
  Administrative Fees - Investor Class                                            943                    --
  Administrative Fees - Institutional Class                                        19                    --
  Custodian Fees                                                                   36                    65
  Shareholder Servicing Costs - Investor Class                                    256                   399
  Shareholder Servicing Costs - Institutional Class                                14                    --
  Reports to Shareholders - Investor Class                                         79                   113
  Reports to Shareholders - Institutional Class                                     1                    --
  Transfer Agency Banking Charges - Investor Class                                 16                    72
  Transfer Agency Banking Charges - Institutional Class                             2                    --
  Other                                                                           169                   198
                                                                             --------              --------
  Total Expenses before Waivers and Absorptions                                 6,578                13,090
  Voluntary Expense Waivers and Absorptions by Advisor                           (513)               (1,022)
                                                                             --------              --------
  Expenses, Net                                                                 6,065                12,068
                                                                             --------              --------
Net Investment Income                                                          52,028                89,235

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
   Investments                                                                 (3,226)               (2,352)
   Futures Contracts and Options                                                 (421)                  232
                                                                             --------              --------
   Net Realized Loss                                                           (3,647)               (2,120)
  Net Change in Unrealized Appreciation/Depreciation on:
   Investments                                                                 (1,210)              (30,154)
   Futures Contracts and Options                                                 (301)                  (81)
                                                                             --------              --------
   Net Change in Unrealized Appreciation/Depreciation                          (1,511)              (30,235)
                                                                             --------              --------
Net Loss on Investments                                                        (5,158)              (32,355)
                                                                             --------              --------
Net Increase in Net Assets Resulting from Operations                         $ 46,870              $ 56,880
                                                                             ========              ========

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------


                                                                       (In Thousands)

                                                                  Strong Heritage Money Fund
                                                              ------------------------------------
                                                                Period Ended        Year Ended
                                                              October 31, 2000   February 29, 2000
                                                              ----------------   -----------------
                                                                   (Note 1)
Interest Income                                                     $68,338            $80,858

Expenses:
  Investment Advisory Fees                                            2,029              7,536
  Administrative Fees - Investor Class                                2,896                 --
  Administrative Fees - Institutional Class                              18                 --
  Custodian Fees                                                         17                 27
  Shareholder Servicing Costs - Investor Class                          307                401
  Shareholder Servicing Costs - Institutional Class                      14                 --
  Reports to Shareholders - Investor Class                               87                120
  Reports to Shareholders - Institutional Class                           3                 --
  Transfer Agency Banking Charges - Investor Class                      120                240
  Transfer Agency Banking Charges - Institutional Class                   2                 --
  Other                                                                 174                151
                                                                    -------            -------
  Total Expenses before Waivers and Absorptions                       5,667              8,475
  Voluntary Expense Waivers and Absorptions by Advisor               (1,700)            (2,774)
                                                                    -------            -------
  Expenses, Net                                                       3,967              5,701
                                                                    -------            -------

Net Investment Income and Net Increase in Net Assets
 Resulting from Operations                                          $64,371            $75,157
                                                                    =======            =======
                                                                   Strong Investors Money Fund
                                                              ------------------------------------
                                                                Period Ended        Year Ended
                                                              October 31, 2000   February 29, 2000
                                                              ----------------   -----------------
                                                                   (Note 1)
Interest Income                                                     $25,933            $20,319

Expenses:
  Investment Advisory Fees                                            1,990              1,853
  Custodian Fees                                                          6                  8
  Shareholder Servicing Costs                                           767                727
  Reports to Shareholders                                               185                194
  Other                                                                 102                132
                                                                    -------            -------
  Total Expenses before Waivers and Absorptions                       3,050              2,914
  Voluntary Expense Waivers and Absorptions by Advisor               (2,522)            (2,753)
                                                                    -------            -------
  Expenses, Net                                                         528                161
                                                                    -------            -------

Net Investment Income and Net Increase in Net Assets
 Resulting from Operations                                          $25,405            $20,158
                                                                    =======            =======

                      See Notes to Financial Statements.
54

-------------------------------------------------------------------------------

                                                                     (In Thousands)

                                                                 Strong Money Market Fund
                                                          --------------------------------------
                                                            Period Ended          Year Ended
                                                          October 31, 2000     February 29, 2000
                                                          ----------------     -----------------
                                                              (Note 1)
Interest Income                                               $88,624               $102,948

Expenses:
  Investment Advisory Fees                                      6,827                  9,555
  Custodian Fees                                                   21                     36
  Shareholder Servicing Costs                                   3,421                  4,888
  Reports to Shareholders                                         598                  1,154
  Other                                                           478                    489
                                                              -------               --------
  Total Expenses before Waivers and Absorptions                11,345                 16,122
  Voluntary Expense Waivers and Absorptions by Advisor         (2,469)                (3,693)
                                                              -------               --------
  Expenses, Net                                                 8,876                 12,429
                                                              -------               --------

Net Investment Income and Net Increase in Net Assets
 Resulting from Operations                                    $79,748               $ 90,519
                                                              =======               ========

                                                            Strong  Municipal Money Market Fund
                                                          --------------------------------------
                                                            Period Ended          Year Ended
                                                          October 31, 2000     February 29, 2000
                                                          ----------------     -----------------
                                                              (Note 1)
Interest Income                                               $87,491               $ 92,906

Expenses:
  Investment Advisory Fees                                      9,199                 11,638
  Custodian Fees                                                   22                     43
  Shareholder Servicing Costs                                     591                    842
  Reports to Shareholders                                         208                    277
  Other                                                           564                    575
                                                             --------               --------
  Total Expenses                                               10,584                 13,375
                                                             --------               --------

Net Investment Income and Net Increase in Net Assets
 Resulting from Operations                                    $76,907               $ 79,531
                                                             ========               ========

                      See Notes to Financial Statements.

STATEMENTS Of CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             (In Thousands)

                                                                                          Strong Advantage Fund
                                                                           -----------------------------------------------
                                                                            Period Ended     Year Ended      Year Ended
                                                                            Oct. 31, 2000   Feb. 29, 2000   Feb. 28, 1999
                                                                           --------------  --------------  ---------------
                                                                              (Note 1)
Operations:
  Net Investment Income                                                      $  108,372       $  154,708      $  148,100
  Net Realized Gain (Loss)                                                      (15,776)          (3,266)          2,494
  Net Change in Unrealized Appreciation/Depreciation                             17,965          (18,129)        (36,915)
                                                                             ----------       ----------      ----------
  Net Increase in Net Assets Resulting from Operations                          110,561          133,313         113,679
Distributions:
  From Net Investment Income:
    Investor Class                                                              (93,386)        (149,282)       (148,100)
    Institutional Class                                                         (15,209)          (5,480)             --
    Advisor Class                                                                    (1)              (1)             --
                                                                             ----------       ----------      ----------
    Total Distributions                                                        (108,596)        (154,763)       (148,100)
Capital Share Transactions (Note 5):
  Net Increase (Decrease) in Net Assets from Capital Share Transactions          87,062         (329,956)        637,114
                                                                             ----------       ----------      ----------
Total Increase (Decrease) in Net Assets                                          89,027         (351,406)        602,693
Net Assets:
  Beginning of Period                                                         2,414,933        2,766,339       2,163,646
                                                                             ----------       ----------      ----------
  End of Period                                                              $2,503,960       $2,414,933      $2,766,339
                                                                             ==========       ==========      ==========

                                                                                   Strong Municipal Advantage Fund
                                                                           -----------------------------------------------
                                                                            Period Ended     Year Ended      Year Ended
                                                                            Oct. 31, 2000   Feb. 29, 2000   Feb. 28, 1999
                                                                           --------------  --------------  ---------------
                                                                              (Note 1)
Operations:
  Net Investment Income                                                      $   52,028       $   89,235      $   60,111
  Net Realized Gain (Loss)                                                       (3,647)          (2,120)            134
  Net Change in Unrealized Appreciation/Depreciation                             (1,511)         (30,235)          2,602
                                                                             ----------       ----------      ----------
  Net Increase in Net Assets Resulting from Operations                           46,870           56,880          62,847
Distributions:
  From Net Investment Income:
    Investor Class                                                              (47,279)         (89,235)        (60,111)
    Institutional Class                                                          (4,749)              --              --
                                                                             ----------       ----------      ----------
    Total Distributions                                                         (52,028)         (89,235)        (60,111)
Capital Share Transactions (Note 5):
  Net Increase (Decrease) in Net Assets from Capital Share Transactions        (171,867)        (346,395)      1,156,146
                                                                             ----------       ----------      ----------
Total Increase (Decrease) in Net Assets                                        (177,025)        (378,750)      1,158,882
Net Assets:
  Beginning of Period                                                         1,792,172        2,170,922       1,012,040
                                                                             ----------       ----------      ----------
  End of Period                                                              $1,615,147       $1,792,172      $2,170,922
                                                                             ==========       ==========      ==========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                                             (In Thousands)

                                                                                     Strong Heritage Money Fund
                                                                           -----------------------------------------------
                                                                            Period Ended     Year Ended      Year Ended
                                                                            Oct. 31, 2000   Feb. 29, 2000   Feb. 28, 1999
                                                                           --------------  --------------  ---------------
                                                                              (Note 1)
Operations:
  Net Investment Income and Net Increase in Net

    Assets Resulting from Operations                                         $   64,371       $   75,157      $   79,313
Distributions:
  From Net Investment Income:
    Investor Class                                                              (58,439)         (75,157)        (79,313)
    Institutional Class                                                          (5,931)              --              --
    Advisor Class                                                                    (1)              --              --
                                                                             ----------       ----------      ----------
    Total Distributions                                                         (64,371)         (75,157)        (79,313)
Capital Share Transactions (Note 5):
  Net Increase (Decrease) in Net Assets from Capital Share Transactions         239,962         (402,911)        353,144
                                                                             ----------       ----------      ----------
Total Increase (Decrease) in Net Assets                                         239,962         (402,911)        353,144
Net Assets:
  Beginning of Period                                                         1,433,773        1,836,684       1,483,540
                                                                             ----------       ----------      ----------
  End of Period                                                              $1,673,735       $1,433,773      $1,836,684
                                                                             ==========       ==========      ==========

                                                                                      Strong Investors Money Fund
                                                                           -----------------------------------------------
                                                                            Period Ended     Year Ended      Year Ended
                                                                            Oct. 31, 2000   Feb. 29, 2000   Feb. 28, 1999
                                                                           --------------  --------------  ---------------
                                                                              (Note 1)
Operations:
  Net Investment Income and Net Increase in Net
    Assets Resulting from Operations                                         $   25,405       $   20,158      $    5,670
Distributions From Net Investment Income                                        (25,405)         (20,158)         (5,670)
Capital Share Transactions (Note 5):
  Net Increase in Net Assets from Capital Share Transactions                    144,267          261,476         248,176
                                                                             ----------       ----------      ----------
Total Increase in Net Assets                                                    144,267          261,476         248,176
Net Assets:
  Beginning of Period                                                           517,120          255,644           7,468
                                                                             ----------       ----------      ----------
  End of Period                                                              $  661,387       $  517,120      $  255,644
                                                                             ==========       ==========      ==========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------

                                                                                  (In Thousands)

                                                                             Strong Money Market Fund
                                                                  ---------------------------------------------
                                                                   Period Ended     Year Ended      Year Ended
                                                                  Oct. 31, 2000   Feb. 29, 2000   Feb. 28, 1999
                                                                  -------------   -------------   -------------
                                                                     (Note 1)
Operations:
  Net Investment Income and Net Increase in
    Net Assets Resulting from Operations                             $   79,748      $   90,519      $   29,179
Distributions From Net Investment Income                                (79,748)        (90,519)        (29,179)
Capital Share Transactions (Note 5):
  Net Increase in Net Assets from Capital Share Transactions             36,496          72,836           2,365
                                                                     ----------      ----------      ----------
Total Increase in Net Assets                                             36,496          72,836           2,365
Net Assets:
  Beginning of Period                                                 1,999,025       1,926,189       1,923,824
                                                                     ----------      ----------      ----------
  End of Period                                                      $2,035,521      $1,999,025      $1,926,189
                                                                     ==========      ==========      ==========

                                                                        Strong Municipal Money Market Fund
                                                                  ---------------------------------------------
                                                                   Period Ended     Year Ended      Year Ended
                                                                  Oct. 31, 2000   Feb. 29, 2000   Feb. 28, 1999
                                                                  -------------   -------------   -------------
                                                                     (Note 1)
Operations:
  Net Investment Income and Net Increase in
    Net Assets Resulting from Operations                             $   76,907      $   79,531      $   69,441
Distributions From Net Investment Income                                (76,907)        (79,531)        (69,441)
Capital Share Transactions (Note 5):
  Net Increase in Net Assets from Capital Share Transactions            278,131         362,874         233,273
                                                                     ----------      ----------      ----------
Total Increase in Net Assets                                            278,131         362,874         233,273
Net Assets:
  Beginning of Period                                                 2,467,379       2,104,505       1,871,232
                                                                     ----------      ----------      ----------
  End of Period                                                      $2,745,510      $2,467,379      $2,104,505
                                                                     ==========      ==========      ==========

                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2000

1.   Organization

     The accompanying financial statements represent the Strong Cash Management Funds (the "Funds"), which include the following funds, each with its own investment objectives and policies:

     - Strong Advantage Fund, Inc./(1)(2)*/
     - Strong Municipal Advantage Fund (a series of Strong Municipal Funds, Inc./(1)(4)*/)
     - Strong Heritage Money Fund (a series of Strong Heritage Reserve Series, Inc./(1)(3)*/)
     - Strong Investors Money Fund (a series of Strong Heritage
       Reserve Series, Inc./(1)/)
     - Strong Money Market Fund, Inc./(1)/
     - Strong Municipal Money Market Fund (a series of Strong Municipal Funds, Inc./(1)/)

       /(1)/ A diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

       /(2)/ Effective September 1, 1999, the Strong Advantage Fund, Inc. has issued three classes of shares: Investor Class, Institutional Class and Advisor Class. Shares held prior to September 1, 1999 were designated as Investor Class shares.

       /(3)/ Effective April 1, 2000, the Strong Heritage Money Fund has issued three classes of shares: Investor Class, Institutional Class and Advisor Class. Shares held prior to April 1, 2000 were designated as Investor Class shares.

       /(4)/ Effective August 1, 2000, the Strong Municipal Advantage Fund has issued two classes of shares: Investor Class and Institutional Class. Shares held prior to August 1, 2000 were designated as Investor Class shares. Effective October 3, 2000, the Strong Municipal Advantage Fund has issued an additional class of shares:
             Advisor Class.

       /*/ Each class of shares is subject to an administrative fee and the Advisor Class shares are subject to an annual distribution fee as described in Note 3. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class.

During 2000, the Board of Directors of the Funds approved changing the Fund's fiscal year-end from February 28th to October 31st. Accordingly, the activity of the Funds are presented for the period from March 1, 2000 to October 31, 2000.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     (A) Security Valuation -- Securities of Strong Advantage Fund and Strong Municipal Advantage Fund are valued at fair value through valuations obtained by a commercial pricing service or the mean of the bid and asked prices when no last sales price is available. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity and all investments in Strong Heritage Money Fund, Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund are valued at amortized cost, which approximates fair value, whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Amortized cost for federal income tax and financial reporting purposes is the same.

           The Funds may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of restricted securities held at October 31, 2000 which are either Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and have been determined to be illiquid by the Advisor based upon guidelines established by the Fund's Board of Directors were as follows:

                                       Aggregate     Aggregate     Percent of
                                          Cost       Fair Value    Net Assets
                                     ------------   ------------   ----------
           Strong Advantage Fund     $105,990,272   $101,602,313      4.1%

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

           Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

           Each Fund generally pays dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day that the net asset value is calculated, except for bank holidays.

--------------------------------------------------------------------------------
October 31, 2000

   (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   (D) Certain Investment Risks -- The Funds may utilize derivative instruments including options, futures, and other instruments with similar characteristics to the extent that they are consistent with the Funds' investment objectives and limitations. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

       Investments in foreign denominated assets or forward currency contracts may involve greater risks than domestic investments due to currency, political, economic, regulatory and market risks.

   (E) Futures -- Upon entering into a futures contract, the Funds pledge to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. Additional securities held by the Funds may be designated as collateral on open futures contracts. The Funds also receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   (F) Options -- The Funds may write put or call options. Premiums received by the Funds upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option expires, is exercised, or is closed, the Funds realize a gain or loss, and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. Securities held by the Funds may be designated as collateral on written options.

   (G) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted daily to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

   (H) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   (I) Repurchase Agreements -- The Funds may enter into repurchase agreements with institutions that the Funds' investment advisor, Strong Capital Management, Inc. ("the Advisor"), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the repurchase agreement. On a daily basis, the Advisor monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amounts owed to the Funds under each repurchase agreement.

   (J) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

   (K) Expense Offset Arrangements -- Certain Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Funds that maintain compensating balances in non-interest bearing accounts. The Funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended October 31, 2000, the Strong Municipal Money Market Fund paid $7,517 through expense offset arrangements. For the year ended February 29, 2000, the Strong Municipal Money Market Fund paid $4,498 through expense offset arrangements.

--------------------------------------------------------------------------------

   (L) Other -- Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

3. Related Party Transactions

   The Advisor, with whom certain officers and directors of the Funds are affiliated, provides investment advisory, administrative, shareholder recordkeeping and related services to the Funds. Investment advisory and administrative fees, which are established by terms of the advisory and administrative agreements, are based on the following annualized rates of the average daily net assets of the respective Fund:


                                                                     For the Period Ended October 31, 2000
                                        --------------------------------------------------------------------------------------------
                                                                          Administrative      Administrative     Administrative
                                                                              Fees -              Fees -             Fees -
                                        Advisory Fees     Advisory Fees   Investor Class    Institutional Class   Advisor Class
                                        Mar. 1, 2000-     Aug. 1, 2000-   Aug. 1, 2000-        Mar. 1, 2000-      Aug. 1, 2000-
                                        July 31, 2000     Oct. 31, 2000   Oct. 31, 2000        Oct. 31, 2000      Oct. 31, 2000
                                            /(1)/             /(2)/           /(2)/              /(2)(3)/           /(2)(4)/
                                        -------------     -------------   --------------     ------------------   ---------------
Strong Advantage Fund                       0.35%             0.30%           0.30%                0.02%              0.30%
Strong Municipal Advantage Fund             0.60%             0.30%           0.30%                0.02%              0.30%
Strong Heritage Money Fund                  0.50%             0.15%           0.35%                0.02%              0.02%
Strong Investors Money Fund                 0.50%             0.50%             *                    *                  *
Strong Money Market Fund                    0.50%             0.50%             *                    *                  *
Strong Municipal Money Market Fund          0.50%             0.50%             *                    *                  *


   * The Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund do not charge Administrative Fees or offer Institutional or Advisor Class shares.

 /(1)/  Effective 3-01-00 to 3-31-00 for Strong Heritage Money Fund.

 /(2)/  Effective 4-01-00 to 10-31-00 for Strong Heritage Money Fund.

 /(3)/  Effective 8-01-00 to 10-31-00 for Strong Municipal Advantage Fund.

 /(4)/  Effective 10-03-00 to 10-31-00 for Strong Municipal Advantage Fund.


                                                                     For the Year Ended February 29, 2000
                                        -----------------------------------------------------------------------------------------
                                                                           Administrative     Administrative      Administrative
                                                                               Fees -             Fees -              Fees -
                                        Advisory Fees     Advisory Fees    Investor Class   Institutional Class    Advisor Class
                                        Mar. 1, 1999-     Sept. 1, 1999-   Sept. 1, 1999-     Sept. 1, 1999-      Sept. 1, 1999-
                                        Aug. 31, 1999     Feb. 29, 2000    Feb. 29, 2000       Feb. 29, 2000       Feb. 29, 2000
                                        -------------     -------------    --------------   ------------------   ---------------
Strong Advantage Fund                      0.60%             0.35%             0.25%             0.02%                 0.25%
Strong Municipal Advantage Fund            0.60%             0.60%               *                 *                     *
Strong Heritage Money Fund                 0.50%             0.50%               *                 *                     *
Strong Investors Money Fund                0.50%             0.50%               *                 *                     *
Strong Money Market Fund                   0.50%             0.50%               *                 *                     *
Strong Municipal Money Market Fund         0.50%             0.50%               *                 *                     *

    * The Strong Municipal Advantage Fund, Strong Heritage Money Fund, Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund do not charge Administrative Fees or offer Institutional or Advisor Class shares.

Based on the terms of the advisory and administrative agreements, advisory fees, administrative fees and other expenses will be waived or absorbed by the Advisor if the Fund's operating expenses exceed 2% of the average daily net assets of the Fund. In addition, the Fund's Advisor may voluntarily waive or absorb certain expenses at its discretion. Shareholder recordkeeping and related service fees for the Investor Class are based on contractually established rates for each open and closed shareholder account. Shareholder recordkeeping and related service fees for the Institutional and Advisor Classes are paid at an annual rate of 0.015% and 0.20%, respectively, of the average daily net asset value of each respective class, except for the Advisor Class of Strong Heritage Money Fund which pays a rate of 0.015% of the average daily net asset value. The Advisor also allocates to each Fund certain charges or credits resulting from transfer agency banking activities based on each Fund's level of subscription and redemption activity. Charges allocated to the Funds by the Advisor are included in Other Expenses in the Funds' Statements of Operations. Credits allocated by the Advisor serve to reduce the shareholder servicing expenses incurred by the Funds and are reported as Fees Paid Indirectly by Advisor in the Funds' Statements of Operations. The Advisor is also compensated for certain other services related to costs incurred for reports to shareholders.

--------------------------------------------------------------------------------
October 31, 2000


     Strong Advantage Fund, Strong Municipal Advantage Fund and Strong Heritage Money Fund have entered into a distribution agreement with Strong Investments, Inc. (the "Distributor"), pursuant to Rule 12b-1 under the 1940 Act, on behalf of each of the Fund's Advisor Class shares. Under the agreement, the Distributor is paid an annual rate of 0.25% of the average daily net assets of the Advisor Class shares as compensation for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Fund's shares. For the period ended October 31, 2000 the Strong Advantage Fund, Strong Municipal Advantage Fund and Strong Heritage Money Fund, incurred 12b-1 fees of $43, $16 and $22, respectively. For the year ended February 29, 2000, the Strong Advantage Fund incurred 12b-1 fees of $35.

     Strong Advantage Fund and Strong Municipal Advantage Fund may invest cash in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of each Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, is as follows:


                                                                             For the Period Ended October 31, 2000
                                                                -------------------------------------------------------------------
                                                Payable to       Shareholder Servicing       Transfer Agency         Unaffiliated
                                                Advisor at         and Other Expenses            Banking              Directors'
                                               Oct. 31, 2000         Paid to Advisor             Charges                Fees
                                               -------------    -----------------------      -----------------       --------------
     Strong Advantage Fund                       $254,450              $ 1,875,042                 $ 77,551           $    5,331
     Strong Municipal Advantage Fund               47,141                  270,450                   17,461                3,877
     Strong Heritage Money Fund                    42,633                  321,474                  121,811                3,034
     Strong Investors Money Fund                   50,041                  769,738                    3,234                  998
     Strong Money Market Fund                     147,061                3,428,487                  349,142                4,164
     Strong Municipal Money Market Fund           127,638                  592,183                  354,710                5,007

                                                                             For the Year Ended February 29, 2000
                                                               -------------------------------------------------------------------
                                                                 Shareholder Servicing        Transfer Agency        Unaffiliated
                                                                  and Other Expenses               Banking             Directors'
                                                                    Paid to Advisor                Charges               Fees
                                                               -------------------------      -----------------     ---------------
     Strong Advantage Fund                                            $ 2,877,252                  $ 68,862             $ 54,451
     Strong Municipal Advantage Fund                                      399,958                    71,962               39,530
     Strong Heritage Money Fund                                           402,237                   240,074               30,999
     Strong Investors Money Fund                                          730,319                     6,713                9,189
     Strong Money Market Fund                                           4,904,704                   362,400               41,680
     Strong Municipal Money Market Fund                                   845,869                   341,818               47,626

     The Advisor owns 56%, 14% and 100% of the outstanding Advisor Class shares of the Strong Advantage Fund, Strong Municipal Advantage Fund and Strong Heritage Money Fund, respectively. One shareholder owns 86% of the outstanding Advisor Class shares of the Strong Municipal Advantage Fund. The Strong Growth Fund and Strong Opportunity Fund own 15% and 13% of the outstanding Institutional Class shares of the Strong Heritage Money Fund, respectively.

4.   Line of Credit
     The Strong Funds, excluding Strong Heritage Money Fund, Strong Investors Money Fund, Strong Money Market Fund and Strong Municipal Money Market Fund, have established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes, primarily for financing redemption payments. Combined borrowings among all participating Strong Funds are subject to a $350 million cap on the total LOC. For an individual Fund, borrowings under the LOC are limited to either the lesser of 15% of the market value of the Fund's total assets or any explicit borrowing limits in the Funds' prospectus. Principal and interest on each borrowing under the LOC are due not more than 60 days after the date of the borrowing. Borrowings under the LOC bear interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum is incurred on the unused portion of the LOC and is allocated to all participating Strong Funds. At October 31, 2000, there were no borrowings by the Funds outstanding under the LOC.

--------------------------------------------------------------------------------
5.   Capital Share Transactions

                                                                                           Strong Advantage Fund
                                                                        -------------------------------------------------------
                                                                            Period Ended       Year Ended        Year Ended
                                                                           Oct. 31, 2000     Feb. 29, 2000      Feb. 28, 1999
                                                                        -----------------  ------------------  ----------------
                                                                              (Note 1)
Capital Share Transactions of Each Class of Shares of
    the Funds Were as Follows:

INVESTOR CLASS
    Proceeds from Shares Sold                                             $   986,671,111    $ 1,638,747,425    $ 2,946,300,339
    Proceeds from Reinvestment of Distributions                                83,290,280        137,003,912        131,622,405
    Payment for Shares Redeemed                                            (1,123,270,714)    (2,313,175,285)    (2,440,807,929)
                                                                          ---------------    ---------------    ---------------
    Net Increase (Decrease) in Net Assets from Capital
        Share Transactions                                                    (53,309,323)      (537,423,948)       637,114,815

INSTITUTIONAL CLASS
    Proceeds from Shares Sold                                                 260,200,387        243,835,593                 --
    Proceeds from Reinvestment of Distributions                                14,211,504          4,394,921                 --
    Payment for Shares Redeemed                                              (134,053,329)       (40,778,287)                --
                                                                          ---------------    ---------------    ---------------
    Net Increase in Net Assets from Capital Share Transactions                140,358,562        207,452,227                 --

ADVISOR CLASS
    Proceeds from Shares Sold                                                      12,000            260,337                 --
    Proceeds from Reinvestment of Distributions                                       347                 --                 --
    Payment for Shares Redeemed                                                        --           (244,333)                --
                                                                          ---------------    ---------------    ---------------
    Net Increase in Net Assets from Capital Share Transactions                     12,347             16,004                 --
                                                                          ---------------    ---------------    ---------------
Net Increase (Decrease) in Net Assets from Capital

        Share Transactions                                                $    87,061,586    ($  329,955,717)   $   637,114,815
                                                                          ===============    ===============    ===============
Transactions in Shares of Each Class of the Funds
    Were as Follows:

INVESTOR CLASS
    Sold                                                                       99,923,438        165,265,116        293,642,636
    Issued in Reinvestment of Distributions                                     8,436,140         13,816,153         13,122,722
    Redeemed                                                                 (113,791,858)      (233,361,689)      (243,494,052)
                                                                          ---------------    ---------------    ---------------
    Net Increase (Decrease) in Shares                                          (5,432,280)       (54,280,420)        63,271,306

INSTITUTIONAL CLASS
    Sold                                                                       26,379,467         24,672,726                 --
    Issued in Reinvestment of Distributions                                     1,440,030            445,245                 --
    Redeemed                                                                  (13,577,777)        (4,132,796)                --
                                                                          ---------------    ---------------    ---------------
    Net Increase in Shares                                                     14,241,720         20,985,175                 --

ADVISOR CLASS
    Sold                                                                            1,218             26,376                 --
    Issued in Reinvestment of Distributions                                            35                 --                 --
    Redeemed                                                                           --            (24,755)                --
                                                                          ---------------    ---------------    ---------------
    Net Increase in Shares                                                          1,253              1,621                 --
                                                                          ---------------    ---------------    ---------------
Net Increase (Decrease) in Shares of the Fund                                   8,810,693        (33,293,624)        63,271,306
                                                                          ===============    ===============    ===============

--------------------------------------------------------------------------------
October 31, 2000

                                                                                   Strong Municipal Advantage Fund
                                                                        --------------------------------------------------------
                                                                          Period Ended         Year Ended         Year Ended
                                                                          Oct. 31, 2000      Feb. 29, 2000       Feb. 28, 1999
                                                                        ----------------   -----------------   -----------------
                                                                             (Note 1)
Capital Share Transactions of Each Class of Shares of
  the Funds Were as Follows:

INVESTOR CLASS
  Proceeds from Shares Sold                                             $     707,594,042   $   1,615,970,724   $   2,486,040,369
  Proceeds from Reinvestment of Distributions                                  41,323,571          80,780,433          51,810,239
  Payment for Shares Redeemed                                              (1,342,693,241)     (2,043,146,413)     (1,381,704,800)
                                                                        -----------------   -----------------   -----------------
  Net Increase (Decrease) in Net Assets from Capital
    Share Transactions                                                       (593,775,628)       (346,395,256)      1,156,145,808

INSTITUTIONAL CLASS
  Proceeds from Shares Sold                                                   459,998,060                  --                  --
  Proceeds from Reinvestment of Distributions                                   2,187,381                  --                  --
  Payment for Shares Redeemed                                                 (40,385,702)                 --                  --
                                                                        -----------------   -----------------   -----------------
  Net Increase in Net Assets from Capital Share Transactions                  421,799,739                  --                  --

ADVISOR CLASS
  Proceeds from Shares Sold                                                       108,776                  --                  --
  Proceeds from Reinvestment of Distributions                                          --                  --                  --
  Payment for Shares Redeemed                                                          --                  --                  --
                                                                        -----------------   -----------------   -----------------
  Net Increase in Net Assets from Capital Share Transactions                      108,776                  --                  --
                                                                        -----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets from Capital
  Share Transactions                                                    $     171,867,113) ($     346,395,256)  $   1,156,145,808
                                                                        =================   =================   =================

Transactions in Shares of Each Class of the Funds
  Were as Follows:

INVESTOR CLASS
  Sold                                                                        143,040,459         322,494,889         493,758,859
  Issued in Reinvestment of Distributions                                       8,352,158          16,123,911          10,289,604
  Redeemed                                                                   (271,285,437)       (408,229,221)       (274,412,765)
                                                                        -----------------   -----------------   -----------------
Net Increase (Decrease) in Shares                                            (119,892,820)        (69,610,421)        229,635,698

INSTITUTIONAL CLASS
  Sold                                                                         92,928,903                  --                  --
  Issued in Reinvestment of Distributions                                         441,895                  --                  --
  Redeemed                                                                     (8,158,728)                 --                  --
                                                                        -----------------   -----------------   -----------------
Net Increase in Shares                                                         85,212,070                  --                  --

ADVISOR CLASS
  Sold                                                                             22,017                  --                  --
  Issued in Reinvestment of Distributions                                              --                  --                  --
  Redeemed                                                                             --                  --                  --
                                                                        -----------------   -----------------   -----------------
  Net Increase in Shares                                                           22,017                  --                  --
                                                                        -----------------   -----------------   -----------------
Net Increase (Decrease) in Shares of the Fund                                 (34,658,733)        (69,610,421)        229,635,698
                                                                        =================   =================   =================

--------------------------------------------------------------------------------

                                                                                       Strong Heritage Money Fund
                                                                        --------------------------------------------------------
                                                                          Period Ended         Year Ended         Year Ended
                                                                          Oct. 31, 2000      Feb. 29, 2000       Feb. 28, 1999
                                                                        ----------------   -----------------   -----------------
                                                                             (Note 1)
Capital Share Transactions of Each Class of Shares of
  the Funds Were as Follows:

INVESTOR CLASS
  Proceeds from Shares Sold                                             $  1,301,364,234   $   1,819,792,681   $   2,304,385,615
  Proceeds from Reinvestment of Distributions                                 53,772,624          70,333,240          74,363,330
  Payment for Shares Redeemed                                             (1,350,555,342)     (2,293,036,089)     (2,025,604,899)
                                                                        ----------------   -----------------   -----------------
  Net Increase (Decrease) in Net Assets from Capital
    Share Transactions                                                         4,581,516        (402,910,168)        353,144,046

INSTITUTIONAL CLASS
  Proceeds from Shares Sold                                                  589,273,439                  --                  --
  Proceeds from Reinvestment of Distributions                                  2,553,228                  --                  --
  Payment for Shares Redeemed                                               (356,461,234)                 --                  --
                                                                        ----------------   -----------------   -----------------
  Net Increase in Net Assets from Capital Share Transactions                 235,365,433                  --                  --

ADVISOR CLASS
  Proceeds from Shares Sold                                                       15,000                  --                  --
  Proceeds from Reinvestment of Distributions                                         --                  --                  --
  Payment for Shares Redeemed                                                         --                  --                  --
                                                                        ----------------   -----------------   -----------------
  Net Increase in Net Assets from Capital Share Transactions                      15,000                  --                  --
                                                                        ----------------   -----------------   -----------------
Net Increase (Decrease) in Net Assets from Capital
  Share Transactions                                                    $    239,961,949  ($     402,910,168)  $     353,144,046
                                                                        ================   =================   =================

Transactions in Shares of Each Class of the Funds
  Were as Follows:

INVESTOR CLASS
  Sold                                                                     1,301,364,234       1,819,792,681       2,304,385,615
  Issued in Reinvestment of Distributions                                     53,772,624          70,333,240          74,363,330
  Redeemed                                                                (1,350,555,342)     (2,293,036,089)     (2,025,604,899)
                                                                        ----------------   -----------------   -----------------
  Net Increase (Decrease) in Shares                                            4,581,516        (402,910,168)        353,144,046

INSTITUTIONAL CLASS
  Sold                                                                       589,273,439                  --                  --
  Issued in Reinvestment of Distributions                                      2,553,228                  --                  --
  Redeemed                                                                  (356,461,234)                 --                  --
                                                                        ----------------   -----------------   -----------------
  Net Increase in Shares                                                     235,365,433                  --                  --

ADVISOR CLASS
  Sold                                                                            15,000                  --                  --
  Issued in Reinvestment of Distributions                                             --                  --                  --
  Redeemed                                                                            --                  --                  --
                                                                        ----------------   -----------------   -----------------
  Net Increase in Shares                                                          15,000                  --                  --
                                                                        ----------------   -----------------   -----------------
Net Increase (Decrease) in Shares of the Fund                                239,961,949        (402,910,168)        353,144,046
                                                                        ================   =================   =================

--------------------------------------------------------------------------------
October 31 2000

                                                                  Strong Investors Money Fund
                                                       ----------------------------------------------------
                                                           Period Ended       Year Ended      Year Ended
                                                           Oct. 31, 2000     Feb. 29, 2000   Feb. 28, 1999
                                                          --------------    --------------  --------------
                                                            (Note 1)
Capital Share Transactions of Each of the Funds
        Were as Follows:
     Proceeds from Shares Sold                          $  438,746,974    $ 562,665,205    $ 337,627,943
     Proceeds from Reinvestment of Distributions            23,006,077       17,714,045        4,440,854
     Payment for Shares Redeemed                          (317,486,636)    (318,902,590)     (93,893,642)
                                                        --------------    -------------    -------------
     Net Increase in Net Assets from Capital

        Share Transactions                              $  144,266,415    $ 261,476,660    $ 248,175,155
                                                        ==============   ==============   ==============
Transactions in Shares of Each of the Funds
        Were as Follows:
     Sold                                                  438,746,974      562,665,205      337,627,943
     Issued in Reinvestment of Distributions                23,006,077       17,714,045        4,440,854
     Redeemed                                             (317,486,636)    (318,902,590)     (93,893,642)
                                                        --------------    -------------    -------------
     Net Increase in Shares of the Fund                    144,266,415      261,476,660      248,175,155
                                                        ==============   ==============   ==============

                                                               Strong Money Market Fund
                                                      --------------------------------------------------
                                                         Period Ended     Year Ended       Year Ended
                                                         Oct. 31, 2000   Feb. 29, 2000    Feb. 28, 1999
                                                       ----------------  --------------  ----------------
                                                            (Note 1)
Capital Share Transactions of Each of the Funds
        Were as Follows:
     Proceeds from Shares Sold                          $1,814,689,668   $2,712,343,984   $1,042,350,631
     Proceeds from Reinvestment of Distributions            75,419,738       85,586,423       29,873,664
     Payment for Shares Redeemed                        (1,853,613,524)  (2,725,094,594)  (1,069,859,038)
                                                        --------------    -------------    -------------
     Net Increase in Net Assets from Capital

        Share Transactions                              $   36,495,882   $   72,835,813   $    2,365,257
                                                        ==============    =============    =============
Transactions in Shares of Each of the Funds
        Were as Follows:
     Sold                                                1,814,689,668    2,712,343,984    1,042,350,631
     Issued in Reinvestment of Distributions                75,419,738       85,586,423       29,873,664
     Redeemed                                           (1,853,613,524)  (2,725,094,594)  (1,069,859,038)
                                                        --------------    -------------    -------------
     Net Increase in Shares of the Fund                     36,495,882       72,835,813        2,365,257
                                                        ==============    =============    =============

                                                             Strong Municipal Money Market Fund
                                                      -----------------------------------------------------
                                                         Period Ended     Year Ended       Year Ended
                                                         Oct. 31, 2000   Feb. 29, 2000    Feb. 28, 1999
                                                        --------------   -------------   ----------------
                                                           (Note 1)
Capital Share Transactions of Each of the Funds
        Were as Follows:
     Proceeds from Shares Sold                          $3,565,573,346   $5,697,775,929   $5,262,564,730
     Proceeds from Reinvestment of Distributions            67,740,629       69,705,320       63,080,172
     Payment for Shares Redeemed                        (3,355,182,040)  (5,404,607,866)  (5,092,371,532)
                                                        --------------    -------------   --------------
     Net Increase in Net Assets from Capital

        Share Transactions                              $  278,131,935   $  362,873,383   $  233,273,370
                                                        ==============    =============    =============
Transactions in Shares of Each of the Funds
        Were as Follows:
     Sold                                                3,565,573,346    5,697,775,929    5,262,564,730
     Issued in Reinvestment of Distributions                67,740,629       69,705,320       63,080,172
     Redeemed                                           (3,355,182,040)  (5,404,607,866)  (5,092,371,532)
                                                        --------------    -------------    -------------
     Net Increase in Shares of the Fund                    278,131,935      362,873,383      233,273,370
                                                        ==============    =============    =============

--------------------------------------------------------------------------------

6.   Investment Transactions

     The aggregate purchases and sales of long-term securities were as follows:

                                                                   Period Ended October 31, 2000
                                            --------------------------------------------------------------------------
                                                         Purchases                                 Sales
                                            -----------------------------------     ----------------------------------
                                            U.S. Government                         U.S. Government
                                              and Agency             Other            and Agency            Other
                                            ---------------     ---------------     ---------------    ---------------
     Strong Advantage Fund                   $ 102,173,304       $ 907,346,614       $ 147,783,971      $ 759,171,557
     Strong Municipal Advantage Fund                    --         365,092,204                  --        331,323,475

                                                                    Year Ended February 29, 2000
                                            --------------------------------------------------------------------------
                                                         Purchases                                 Sales
                                            -----------------------------------     ----------------------------------
                                            U.S. Government                         U.S. Government
                                              and Agency             Other            and Agency            Other
                                            ---------------     ---------------     ---------------    ---------------
     Strong Advantage Fund                   $  83,812,789      $ 1,115,289,973      $ 134,000,876     $ 1,418,764,560
     Strong Municipal Advantage Fund                    --          410,983,780                 --         387,164,740

7.   Income Tax Information

     At October 31, 2000 the investment cost and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                    Federal Tax        Unrealized        Unrealized           Net
                                                        Cost          Appreciation      Depreciation      Depreciation
                                                 ----------------   ----------------  ----------------  ----------------
     Strong Advantage Fund                        $ 2,562,036,577     $ 12,239,574      $  35,094,166     $  22,854,592
     Strong Municipal Advantage Fund                1,602,303,226        2,301,568         23,449,436        21,147,868

     At February 29, 2000 (the tax year-end of the Funds), the capital loss carryovers (expiring in varying amounts through 2007) for federal income tax purposes for Strong Advantage Fund and Strong Municipal Advantage Fund were $11,445,097 and $4,856,542, respectively.

     For corporate shareholders in Strong Advantage Fund and Strong Municipal Advantage Fund, the percentages of dividend income distributed for the period ended October 31, 2000, which is designated as qualifying for the dividends-received deduction, are 3.4% and 0.0%, respectively (unaudited).

8.   Investments in Affiliates

     Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, and any other Strong Fund. A summary of transactions in the securities of these issuers during the period ended October 31, 2000 and year ended February 29, 2000 is as follows:

                                                Balance of           Gross           Gross Sales          Balance of
                                                Shares Held        Purchases              and             Shares Held
                                               Mar. 1, 2000      and Additions        Reductions         Oct. 31, 2000
                                               ------------      -------------       ------------        -------------
     Strong Municipal Advantage Fund
     -------------------------------

     Strong Municipal Money Market Fund         71,400,000         685,300,000        729,200,000           27,500,000

                                                   Value          Dividend Income       Dividend Income
                                                  Oct. 31,         Mar. 1, 2000 -        Mar. 1, 1999 -
                                                    2000           Oct. 31, 2000         Feb. 29, 2000
                                                ------------    ------------------    ------------------
     Strong Municipal Advantage Fund
     -------------------------------

     Strong Municipal Money Market Fund         $ 27,500,000        $  3,124,308          $  1,985,396

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STRONG ADVANTAGE FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                            Period Ended
                                                            -----------------------------------------------------------------------
                                                               Oct. 31,  Feb. 29,  Feb. 28,  Feb. 28,  Feb. 28,  Feb. 29,  Dec. 31,
Selected Per-Share Data /(a)/                                  2000/(b)/   2000      1999      1998      1997    1996/(c)/   1995
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $ 9.87    $ 9.95    $10.08    $10.09    $10.03    $10.04    $ 9.98
Income From Investment Operations:
   Net Investment Income                                         0.43      0.59      0.59      0.62      0.62      0.10      0.67
   Net Realized and Unrealized Gains (Losses) on Investments     0.01     (0.08)    (0.13)    (0.01)     0.06     (0.01)     0.06
-----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                              0.44      0.51      0.46      0.61      0.68      0.09      0.73
Less Distributions:
   From Net Investment Income                                   (0.43)    (0.59)    (0.59)    (0.62)    (0.62)    (0.10)    (0.67)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.43)    (0.59)    (0.59)    (0.62)    (0.62)    (0.10)    (0.67)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 9.88    $ 9.87    $ 9.95    $10.08    $10.09    $10.03    $10.04
===================================================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                  +4.6%     +5.2%     +4.6%     +6.3%     +7.0%     +0.9%     +7.5%
   Net Assets, End of Period (In Millions)                     $2,156    $2,208    $2,766    $2,164    $1,520    $1,000    $  990
   Ratio of Expenses to Average Net Assets                        0.8%*     0.8%      0.7%      0.8%      0.8%      0.8%*     0.8%
   Ratio of Net Investment Income to Average Net Assets           6.5%*     5.9%      5.8%      6.2%      6.2%      6.3%*     6.6%
   Portfolio Turnover Rate/(d)/                                  38.4%     48.1%     79.3%    109.6%    154.9%     17.2%    183.7%



STRONG ADVANTAGE FUND -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                                   Period Ended
                                                            -------------------------
                                                               Oct. 31,    Feb. 29,
Selected Per-Share Data/(a)/                                   2000/(b)/   2000/(e)/
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $ 9.87      $ 9.89
Income From Investment Operations:
   Net Investment Income                                         0.46        0.32
   Net Realized and Unrealized Losses on Investments               --       (0.02)
-------------------------------------------------------------------------------------
   Total from Investment Operations                              0.46        0.30
Less Distributions:
   From Net Investment Income                                   (0.46)      (0.32)
-------------------------------------------------------------------------------------
   Total Distributions                                          (0.46)      (0.32)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 9.87      $ 9.87
=====================================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------------
   Total Return                                                  +4.8%       +3.1%
   Net Assets, End of Period (In Millions)                     $  348      $  207
   Ratio of Expenses to Average Net Assets Without
     Fees Paid Indirectly by Advisor                              0.4%*       0.4%*
   Ratio of Expenses to Average Net Assets                        0.4%*       0.4%*
   Ratio of Net Investment Income to Average Net Assets           7.0%*       6.5%*
   Portfolio Turnover Rate/(d)/                                  38.4%       48.1%

   * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) In 2000, the Fund changed its fiscal year-end from February to October (Note 1).
(c)  In 1996, the Fund changed its fiscal year-end from December to February.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) For the period from September 1, 1999 (Commencement of Class) to February 29, 2000.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

STRONG ADVANTAGE FUND -- ADVISOR CLASS
--------------------------------------------------------------------------------

                                                                     Period Ended
                                                                 --------------------
                                                                 Oct.31,    Feb. 29,
Selected Per-Share Data/(a)/                                     2000/(b)/  2000/(c)/
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 9.87      $ 9.89
Income From Investment Operations:
   Net Investment Income                                           0.41        0.27
   Net Realized and Unrealized Gains (Losses) on Investments       0.01       (0.02)
-------------------------------------------------------------------------------------
   Total from Investment Operations                                0.42        0.25
Less Distributions:
   From Net Investment Income                                     (0.41)      (0.27)
-------------------------------------------------------------------------------------
   Total Distributions                                            (0.41)      (0.27)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $ 9.88      $ 9.87
=====================================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------------
   Total Return                                                    +4.4%       +2.6%
   Net Assets, End of Period (In Millions)                       $    0/(d)/ $    0/(d)/
   Ratio of Expenses to Average Net Assets Without Waivers
     and Absorptions                                                1.1%*       1.1%*
   Ratio of Expenses to Average Net Assets                          1.1%*       1.1%*
   Ratio of Net Investment Income to Average Net Assets             6.2%*       5.7%*
   Portfolio Turnover Rate/(e)/                                    38.4%       48.1%

STRONG MUNICIPAL ADVANTAGE FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                      Period Ended
                                                            --------------------------------------------------------------------
                                                                Oct. 31,   Feb. 29,   Feb. 28,  Feb. 28,  Feb. 28,     Feb. 29,
Selected Per-Share Data/(a)/                                    2000/(b)/    2000       1999      1998      1997       1996/g)/
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $ 4.96     $ 5.04     $ 5.03    $ 5.01    $ 5.01        $ 5.00
Income From Investment Operations:
   Net Investment Income                                          0.16       0.21       0.21      0.22      0.25          0.06
   Net Realized and Unrealized Gains (Losses) on Investments     (0.01)     (0.08)      0.01      0.02      0.00/(f)/     0.01
-------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                               0.15       0.13       0.22      0.24      0.25          0.07
Less Distributions:
   From Net Investment Income/(h)/                               (0.16)     (0.21)     (0.21)    (0.22)    (0.25)        (0.06)
   From Net Realized Gains                                          --         --         --        --     (0.00)/(f)/      --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                           (0.16)     (0.21)     (0.21)    (0.22)    (0.25)        (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $ 4.95     $ 4.96     $ 5.04 $    5.03     $5.01        $ 5.01
===============================================================================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                   +3.0%      +2.7%      +4.5%     +5.0%     +5.1%         +1.4%
   Net Assets, End of Period (In Millions)                      $1,193     $1,792     $2,171    $1,012     $ 644        $  132
   Ratio of Expenses to Average Net Assets Without Waivers,
     Absorptions and Fees Paid Indirectly by Advisor               0.6%*      0.6%       0.6%      0.7%      0.7%          0.7%*
   Ratio of Expenses to Average Net Assets                         0.6%*      0.6%       0.5%      0.4%      0.0%/(f)/     0.0%*
   Ratio of Net Investment Income to Average Net Assets            4.7%*      4.3%       4.1%      4.5%      5.0%          4.9%*
   Portfolio Turnover Rate/(e)/                                   36.5%      35.0%      36.0%     49.6%     40.8%         17.1%


   * Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) In 2000, the Fund changed its fiscal year-end from February to October (Note 1).

(c) For the period from September 1, 1999 (Commencement of Class) to February 29, 2000.

(d)  Amount is less than $500,000.

(e) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  For the period from November 30, 1995 (inception) to February 29, 1996.

(h)  Tax-exempt for regular federal income tax purposes.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

STRONG MUNICIPAL ADVANTAGE FUND -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                          Period Ended
                                                          ------------
                                                             Oct.31,
Selected Per-Share Data/(a)/                                2000/(b)/
----------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 4.95
Income From Investment Operations:
   Net Investment Income                                       0.06
----------------------------------------------------------------------
   Total from Investment Operations                            0.06
Less Distributions:
   From Net Investment Income/(c)/                            (0.06)
----------------------------------------------------------------------
   Total Distributions                                        (0.06)
----------------------------------------------------------------------
Net Asset Value, End of Period                               $ 4.95
======================================================================
Ratios and Supplemental Data
----------------------------------------------------------------------
   Total Return                                                +1.3%
   Net Assets, End of Period (In Millions)                   $  422
   Ratio of Expenses to Average Net Assets Without
        Waivers and Absorptions                                 0.3%*
   Ratio of Expenses to Average Net Assets                      0.3%*
   Ratio of Net Investment Income to Average Net Assets         5.0%*
   Portfolio Turnover Rate/(d)/                                36.5%



STRONG MUNICIPAL ADVANTAGE FUND -- ADVISOR CLASS
--------------------------------------------------------------------------------

                                                             Period Ended
                                                             ------------
                                                                Oct. 31,
Selected Per-Share Data/(a)/                                   2000/(e)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $ 4.94
Income From Investment Operations:
   Net Investment Income                                         0.02
--------------------------------------------------------------------------
   Total from Investment Operations                              0.02
Less Distributions:
   From Net Investment Income/(c)/                              (0.02)
--------------------------------------------------------------------------
   Total Distributions                                          (0.02)
--------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 4.94
==========================================================================
Ratios and Supplemental Data
--------------------------------------------------------------------------
   Total Return                                                  +0.4%
   Net Assets, End of Period (In Millions)                     $    0/(f)/
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                      1.1%*
   Ratio of Expenses to Average Net Assets                        1.0%*
   Ratio of Net Investment Income to Average Net Assets           4.4%*
   Portfolio Turnover Rate/(d)/                                  36.5%

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from August 1, 2000 (Commencement of Class) to October 31, 2000 (Note 1).
(c)  Tax-exempt for regular federal income tax purposes.
(d) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e) For the period from October 3, 2000 (Commencement of Class) to October 31, 2000 (Note 1).
(f)  Amount is less than $500,000.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

STRONG HERITAGE MONEY FUND -- INVESTOR CLASS
--------------------------------------------------------------------------------

                                                                                       Period Ended
                                                          --------------------------------------------------------------------
                                                           Oct. 31,     Feb. 29,   Feb. 28,  Feb. 28,  Feb. 28,      Feb. 29,
Selected Per-Share Data/(a)/                              2000/(b)/      2000       1999       1998     1997        1996/c)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  1.00     $  1.00    $  1.00    $  1.00   $ 1.00      $  1.00
Income From Investment Operations:
   Net Investment Income                                      0.04        0.05       0.05       0.05     0.06         0.04
   Net Realized and Unrealized Losses on Investments            --          --         --         --    (0.01)          --
------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                           0.04        0.05       0.05       0.05     0.05         0.04
Less Distributions:
   From Net Investment Income/(b)/                           (0.04)      (0.05)     (0.05)     (0.05)   (0.06)       (0.04)
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                       (0.04)      (0.05)     (0.05)     (0.05)   (0.06)       (0.04)
------------------------------------------------------------------------------------------------------------------------------
   Capital Contribution                                         --          --         --         --     0.01           --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $  1.00     $  1.00    $  1.00    $  1.00   $ 1.00 $       1.00
==============================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
   Total Return                                               +4.2%       +5.1%      +5.3%      +5.6%     5.7%/(d)/   +4.1%
   Net Assets, End of Period (In Millions)                 $ 1,438     $ 1,434    $ 1,837    $ 1,484   $2,000          $942
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                   0.6%*       0.6%       0.6%       0.6%    0. 6%         0.6%*
   Ratio of Expenses to Average Net Assets                     0.4%*       0.4%       0.3%       0.2%     0.1%         0.0%*/(e)/
   Ratio of Net Investment Income to Average Net Assets        6.1%*       5.0%       5.2%       5.4%     5.6%         5.9%*


STRONG HERITAGE MONEY FUND -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                          Period Ended
                                                          ------------
                                                             Oct. 31,
Selected Per-Share Data/(a)/                                2000/(f)/
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $   1.00
Income From Investment Operations:
   Net Investment Income                                      0.04
---------------------------------------------------------------------------
   Total from Investment Operations                           0.04
Less Distributions:
   From Net Investment Income                                (0.04)
---------------------------------------------------------------------------
   Total Distributions                                       (0.04)
---------------------------------------------------------------------------
Net Asset Value, End of Period                            $   1.00
===========================================================================
Ratios and Supplemental Data
---------------------------------------------------------------------------
   Total Return                                               +3.8%
   Net Assets, End of Period (In Millions)                $    235
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                   0.2%*
   Ratio of Expenses to Average Net Assets                     0.2%*
   Ratio of Net Investment Income to Average Net Assets        6.5%*

   * Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) In 2000, the Fund changed its fiscal year-end from February to October (Note 1).

(c)  For the period from June 29, 1995 (inception) to February 29, 1996.

(d) Had the Advisor not made the capital contribution as noted above, the adjusted total return would have been 5.0% for the fiscal year ended February 28, 1997.

(e)  Amount calculated is less than 0.01%.

(f) For the period from April 1, 2000 (Commencement of Class) to October 31, 2000 (Note 1).

                      See Notes to Financial Statements.

-------------------------------------------------------------------------------

STRONG HERITAGE MONEY FUND-- ADVISOR CLASS
-------------------------------------------------------------------------------

                                                                       Period Ended
                                                                       ------------
                                                                         Oct.  31,
Selected Per-Share Data/(a)/                                             2000/(b)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $ 1.00
Income From Investment Operations:
   Net Investment Income                                                  0.04
-----------------------------------------------------------------------------------
   Total from Investment Operations                                       0.04
Less Distributions:
   From Net Investment Income                                            (0.04)
-----------------------------------------------------------------------------------
   Total Distributions                                                   (0.04)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 1.00
===================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------
   Total Return                                                           +3.6%
   Net Assets, End of Period (In Millions)                              $    0/(c)/
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                               0.8%*
   Ratio of Expenses to Average Net Assets                                 0.4%*
   Ratio of Net Investment Income to Average Net Assets                    6.1%*

STRONG INVESTORS MONEY FUND
-------------------------------------------------------------------------------

                                                                                            Period Ended
                                                                             ---------------------------------------------------
                                                                                 Oct. 31,     Feb. 29,  Feb. 28,    Feb. 28,
Selected Per-Share Data/(a)/                                                     2000/(d)/     2000      1999        1998/(e)/
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $ 1.00         $1.00      $ 1.00       $ 1.00
Income From Investment Operations:
   Net Investment Income                                                         0.04          0.05        0.06         0.00/(f)/
--------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                              0.04          0.05        0.06         0.00/(f)/
Less Distributions:
   From Net Investment Income/(f)/                                              (0.04)        (0.05)      (0.06)          --
--------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                          (0.04)        (0.05)      (0.06)          --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $ 1.00        $ 1.00      $ 1.00       $ 1.00
================================================================================================================================
Ratios and Supplemental Data

--------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                                  +4.4%         +5.5%       +5.7%        +0.5%
   Net Assets, End of Period (In Millions)                                     $  661         $ 517       $ 256       $    7
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                                      0.8%*         0.8%        0.9%         2.0%*
   Ratio of Expenses to Average Net Assets                                        0.1%*         0.0%/(f)/   0.0%         0.0%*
   Ratio of Net Investment Income to Average Net Assets                           6.4%*         5.4%        5.4%         6.1%*

*    Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) For the period from April 1, 2000 (Commencement of Class) to October 31, 2000 (Note 1).

(c)  Amount is less than $500,000.

(d) In 2000, the Fund changed its fiscal year-end from February to October (Note 1).

(e)  For the period from January 31, 1998 (inception) to February 28, 1998.

(f)  Amount calculated is less than $0.01 or 0.1%.

                      See Notes to financial Statements.

--------------------------------------------------------------------------------

STRONG MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                       Period Ended
                                                             ----------------------------------------------------------------
                                                                Oct. 31,   Feb. 29,  Feb. 28,   Oct. 31,  Oct. 31,  Oct. 31,
Selected Per-Share Data/(a)/                                     2000/(b)/   2000    1999/(c)/   1998      1997      1996
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 1.00   $ 1.00   $ 1.00    $ 1.00      $ 1.00     $  1.00
Income From Investment Operations:
   Net Investment Income                                            0.04     0.05     0.02      0.05        0.05        0.05
   Net Realized and Unrealized Losses on Investments                  --       --       --        --       (0.01)         --
------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 0.04     0.05     0.02      0.05        0.04        0.05
Less Distributions:
   From Net Investment Income                                      (0.04)   (0.05)   (0.02)    (0.05)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                             (0.04)   (0.05)   (0.02)    (0.05)      (0.05)      (0.05)
------------------------------------------------------------------------------------------------------------------------------
Capital Contribution                                                  --       --       --        --         0.1          --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $ 1.00   $ 1.00     1.00    $ 1.00      $ 1.00      $ 1.00
==============================================================================================================================
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                     +4.0%    +4.8%    +1.5%     +5.3%       +5.3%/(d)/  +5.4%
   Net Assets, End of Period (In Millions)                        $2,036   $1,999   $1,926    $1,924      $1,838      $1,949
   Ratio of Expenses to Average Net Assets Without
     Waivers and Absorptions                                         0.8%*    0.8%     0.9%*     0.9%        0.9%        0.8%
   Ratio of Expenses to Average Net Assets                           0.7%*    0.7%     0.6%*     0.5%        0.5%        0.4%
   Ratio of Net Investment Income to Average Net Assets              5.8%*    4.7%     4.6%*     5.2%        5.2%        5.3%

STRONG MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------

                                                                                          Period Ended
                                                             ----------------------------------------------------------------------
                                                             Oct. 31,    Feb. 29,  Feb. 28,  Feb. 28, Feb. 28,   Feb. 29,  Dec. 31,
Selected Per-Share Data/(a)/                                 2000/(b)/    2000     1999        1998    1997     1996/(e)/   1995
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $   1.00     $  1.00  $  1.00  $  1.00    $  1.00  $  1.00     $  1.00
Income From Investment Operations:
   Net Investment Income                                        0.03        0.03     0.03     0.04       0.03     0.01        0.04
-----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             0.03        0.03     0.03     0.04       0.03     0.01        0.04
Less Distributions:
   From Net Investment Income/(f)/                             (0.03)      (0.03)   (0.03)   (0.04)     (0.03)   (0.01)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (0.03)      (0.03)   (0.03)   (0.04)     (0.03)   (0.01)      (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $   1.00     $  1.00  $  1.00  $  1.00    $  1.00  $  1.00     $  1.00
===================================================================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
   Total Return                                                 +2.8%       +3.5%    +3.4%    +3.6%      +3.5%    +0.6%       +4.1%
   Net Assets, End of Period (In Millions)                  $  2,746     $ 2,467  $ 2,105  $ 1,871    $ 1,895  $ 1,609     $ 1,416
   Ratio of Expenses to Average Net Assets                       0.6%*       0.6%     0.6%     0.6%       0.6%     0.6%*       0.6%
   Ratio of Net Investment Income to Average Net Assets          4.2%*       3.4%     3.4%     3.5%       3.5%     3.6%*       4.0%

 *  Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.

(b) In 2000, the Fund changed its fiscal year-end from February to October (Note 1).

(c) In 1999, the Fund changed its fiscal year-end from October to February.

(d) Had the Advisor not made the capital contribution as noted above, the adjusted total return would have been 4.5% for the year ended October 31, 1997.

(e) In 1996, the Fund changed its fiscal year-end from December to February.

(f) Tax-exempt for regular federal income tax purposes.

                      See Notes to Financial Statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Strong Cash Management Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strong Municipal Advantage Fund and Strong Municipal Money Market Fund (two of the portfolios constituting the Strong Municipal Funds, Inc.), Strong Heritage Money Fund and Strong Investors Money Fund (two of the portfolios constituting the Strong Heritage Reserve Series, Inc.), Strong Advantage Fund, Inc., and Strong Money Market Fund, Inc. (all six collectively referred to herein as the "Strong Cash Management Funds") at October 31, 2000, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial hightlights (hereafter referred to as "financial statements") are the responsibility of the Strong Management Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
December 5, 2000

                                   Directors

                               Richard S. Strong
                                Willie D. Davis
                                Stanley Kritzik
                                 Neal Malicky
                               Marvin E. Nevins
                                William F. Vogt

                                   Officers

                   Richard S. Strong, Chairman of the Board
             Elizabeth N. Cohernour, Vice President and Secretary
          Cathleen A. Ebacher, Vice President and Assistant Secretary
          Susan A. Hollister, Vice President and Assistant Secretary
                      Dennis A. Wallestad, Vice President
                       Thomas M. Zoeller, Vice President
                           John W. Widmer, Treasurer
                     Rhonda K. Haight, Assistant Treasurer


                              Investment Advisor

                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                                  Distributor

                           Strong Investments, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                                   Custodian

                              Firstar Bank, N.A.
                   P.O. Box 701, Milwaukee, Wisconsin 53201


                 Transfer Agent and Dividend-Disbursing Agent

                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                            Independent Accountants

                          PricewaterhouseCoopers LLP
             100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202


                                 Legal Counsel

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin, 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Strong Investments, Inc. RT8693-1200


Strong Investments

P.O. Box 2936  |  Milwaukee, WI 53201

www.eStrong.com

--------------------------------------------------------------------------------

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.eStrong.com


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